Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	ck0000789388
Entity Registrant Name	SUNGARD DATA SYSTEMS INC
Entity Central Index Key	0000789388
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Cash and cash equivalents	$ 537	$ 546	$ 867
Trade receivables, less allowance for doubtful accounts	648	781	794
Earned but unbilled receivables	117	119	140
Prepaid expenses and other current assets		224	117
Prepaid expenses and other current assets	253	230
Clearing broker assets		6	213
Assets related to discontinued operations			1,350
Total current assets	1,555	1,676	3,481
Property and equipment, less accumulated depreciation	835	874	893
Software products, less accumulated amortization	381	411	554
Customer base, less accumulated amortization	1,305	1,367	1,574
Other assets, less accumulated amortization	138	132	144
Trade name	1,019	1,019	1,019
Goodwill	4,505	4,539	4,885
Total Assets	9,738	10,018	12,550
Current:
Short-term and current portion of long-term debt	441	63	10
Accounts payable	25	32	59
Accrued compensation and benefits	224	297	291
Accrued interest expense	84	41	92
Other accrued expenses		234	262
Other accrued expenses	206	238
Clearing broker liabilities		4	179
Deferred revenue	842	836	862
Deferred income taxes			76
Liabilities related to discontinued operations			246
Total current liabilities	1,822	1,507	2,077
Long-term debt	6,121	6,599	7,819
Deferred and other income taxes	1,087	1,120	1,117
Other long-term liabilities	77	76	76
Total liabilities	9,107	9,302	11,089
Commitments and contingencies
Stockholder's equity:
Common stock, value
Capital in excess of par value	3,496	3,490	3,793
Accumulated deficit	(2,818)	(2,771)	(2,286)
Accumulated other comprehensive income (loss)	(47)	(3)	(46)
Total stockholder's equity	631	716	1,461
Total Liabilities and Stockholder's Equity	$ 9,738	$ 10,018	$ 12,550

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade receivables, allowance for doubtful accounts	$ 29	$ 30	$ 38
Property and equipment, accumulated depreciation	1,569	1,509	1,296
Software products, accumulated amortization	1,688	1,649	1,431
Customer base, accumulated amortization	1,526	1,481	1,254
Other intangible assets, accumulated amortization	$ 12	$ 27	$ 22
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100	100	100
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Services	$ 949		$ 974		$ 3,926	$ 4,056	$ 4,024
License and resale fees	33		31		275	289	294
Total products and services	982		1,005		4,201	4,345	4,318
Reimbursed expenses	13		19		62	95	119
Total revenue	995		1,024		4,263	4,440	4,437
Costs and expenses:
Cost of sales and direct operating (excluding depreciation)	437		453		1,740	1,848	1,895
Sales, marketing and administration	242		253		1,039	1,108	1,057
Product development and maintenance	100		94		353	393	350
Depreciation and amortization	73	[1]	71	[1]	287	271	278
Amortization of acquisition-related intangible assets	87		101		385	435	448
Goodwill impairment charges					385	48	205
Total costs and expenses	939		972		4,189	4,103	4,233
Operating income (loss)	56		52		74	337	204
Interest income					1	3	2
Interest expense and amortization of deferred financing fees	(108)		(122)		(428)	(524)	(638)
Loss on extinguishment of debt	(5)		(15)		(82)	(3)	(58)
Other income (expense)	1		2				7
Income (loss) from continuing operations before income taxes	(56)		(83)		(435)	(187)	(483)
Benefit from (provision for) income taxes	9		7		38	118	69
Income (loss) from continuing operations	(47)		(76)		(397)	(69)	(414)
Income (loss) from discontinued operations, net of tax			311	[2]	331	(80)	(156)
Net income (loss)	(47)		235	[2]	(66)	(149)	(570)
Other Comprehensive income (loss):
Foreign currency translation					33	(26)	(41)
Less: foreign currency translation reclassified into income							109
Foreign currency translation, net	(46)		33		33	(26)	68
Unrealized gain (loss) on derivative instruments					(1)	(16)	(49)
Less: gain (loss) on derivatives reclassified into income					14	34	85
Less: income tax benefit (expense)					(3)	(9)	(12)
Net unrealized gain (loss) on derivative instruments, net of tax	2		3		10	9	24
Comprehensive income (loss)	$ (91)		$ 271		$ (23)	$ (166)	$ (478)

[1]	Includes amortization of capitalized software.
[2]	Includes a pre-tax gain on sale of HE of $563 million.

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Cash flow from operations:
Net income (loss)	$ (47)	$ 235	[1]	$ (66)		$ (149)	$ (570)
Income (loss) from discontinued operations		311	[1]	331		(80)	(156)
Income (loss) from continuing operations	(47)	(76)		(397)		(69)	(414)
Reconciliation of income (loss) from continuing operations to cash flow from (used in) operations:
Depreciation and amortization	160	172		672		706	726
Goodwill impairment charge				385		48	205
Deferred income tax provision (benefit)	(31)	34		(80)		(156)	(84)
Stock compensation expense	11	11		38		33	29
Amortization of deferred financing costs and debt discount	16	12		36		40	43
Loss on extinguishment of debt	5	15		82		3	58
Other noncash items		(2)		(1)		2	3
Accounts receivable and other current assets	102	82		51		75	25
Accounts payable and accrued expenses	(58)	(179)		(128)		(36)	28
Clearing broker assets and liabilities, net				33		(14)	18
Deferred revenue	21	1		(46)		(26)	(36)
Cash flow from (used in) continuing operations	179	70		645		606	601
Cash flow from (used in) discontinued operations		5		(401)		72	120
Cash flow from (used in) operations	179	75		244		678	721
Investment activities:
Cash paid for acquired businesses, net of cash acquired	(1)	(6)		(40)		(35)	(82)
Cash paid for property and equipment and software	(46)	(60)		(260)		(276)	(298)
Other investing activities	1	3		3		(4)	4
Cash provided by (used in) continuing operations	(46)	(63)		(297)		(315)	(376)
Cash provided by (used in) discontinued operations		1,740		1,758		(11)	116
Cash used in investment activities	(46)	1,677		1,461		(326)	(260)
Financing activities:
Cash received from borrowings, net of fees	2,174	(19)		1,715		1	1,633
Cash used to repay debt	(2,302)	(1,225)		(2,946)		(239)	(1,924)
Premium paid to retire debt				(48)			(41)
Dividends paid	(1)			(724)
Other financing activities	(6)	(10)		(36)		(15)	(12)
Cash provided by (used in) continuing operations	(134)	(1,254)		(2,039)		(253)	(344)
Cash provided by (used in) discontinued operations
Cash provided by (used in) financing activities	(134)	(1,254)		(2,039)		(253)	(344)
Effect of exchange rate changes on cash	(8)	7		7		(4)	(3)
Increase (decrease) in cash and cash equivalents	(9)	505		(327)		95	114
Beginning cash and cash equivalents	546	873		873		778	664
Ending cash and cash equivalents	537	1,378		546		873	778
Supplemental information:
Interest paid	49	101		444		496	639
Income taxes paid, net of refunds	$ 29	$ 19		$ 482	[2]	$ 37	$ 43

[1]	Includes a pre-tax gain on sale of HE of $563 million.
[2]	Approximately $400 million is related to the sale of HE and the income tax provision was included in discontinued operations.

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning cash and cash equivalents, cash of discontinued operations		$ 6	$ 6	$ 23	$ 33
Ending cash and cash equivalents, cash of discontinued operations				6	23
Income taxes paid, refunds	$ 1	$ 3	$ 8	$ 58	$ 64

Consolidated Statement of Changes in Stockholder's Equity (USD $) In Millions	Total	Capital in Excess of Par Value	Retained Earnings (Accumulated Deficit)	Foreign Currency Translation	Other Income Net Unrealized Gain (Loss) on Derivative Instruments
Beginning Balance at Dec. 31, 2009	$ 2,067	$ 3,755	$ (1,567)	$ (79)	$ (42)
Net income (loss)	(570)		(570)
Foreign currency translation	68			68
Net unrealized gain on derivative instruments	24				24
Stock compensation expense	31	31
Other	(13)	(13)
Ending Balances at Dec. 31, 2010	1,607	3,773	(2,137)	(11)	(18)
Net income (loss)	(149)		(149)
Foreign currency translation	(26)			(26)
Net unrealized gain on derivative instruments	9				9
Stock compensation expense	35	35
Other	(15)	(15)
Ending Balances at Dec. 31, 2011	1,461	3,793	(2,286)	(37)	(9)
Net income (loss)	(66)		(66)
Foreign currency translation	33			33
Net unrealized gain on derivative instruments	10				10
Dividend declared to Parent	(746)	(327)	(419)
Stock compensation expense	38	38
Other	(14)	(14)
Ending Balances at Dec. 31, 2012	$ 716	$ 3,490	$ (2,771)	$ (4)	$ 1

Consolidated Statement of Changes in Stockholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation, impact of the sale of a business			$ 109
Net unrealized gain on derivative instruments, tax expense	$ 3	$ 9	$ 12

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Summary of Significant Accounting Policies

1. Basis of Presentation and Summary of Significant Accounting Policies:

SunGard Data Systems Inc. (“SunGard”) was acquired on August 11, 2005 (the “LBO”) in a leveraged buy-out by a consortium of private equity investment funds associated with Bain Capital Partners, The Blackstone Group, Goldman Sachs & Co., Kohlberg Kravis Roberts & Co., Providence Equity Partners, Silver Lake and TPG (collectively, the “Sponsors”).

SunGard is a wholly owned subsidiary of SunGard Holdco LLC, which is wholly owned by SunGard Holding Corp., which is wholly owned by SunGard Capital Corp. II (“SCCII”), which is a subsidiary of SunGard Capital Corp. (“SCC”). SCC and SCCII are collectively referred to as the “Parent Companies.” All four of these companies were formed in 2005 for the purpose of facilitating the LBO and are collectively referred to as the “Holding Companies.” The Holding Companies have no other operations beyond those of their ownership of SunGard.

SunGard is one of the world’s leading software and technology services companies and has three segments: Financial Systems (“FS”), Availability Services (“AS”) and Other, which is comprised of the Company’s Public Sector business (“PS”) and K-12 Education business. The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions and accounts have been eliminated.

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make many estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expenses. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

The presentation of certain prior year amounts has been revised to conform to the current year presentation as discussed further in Notes 1 and 17.

Revenue Recognition

The Company generates revenue from the following sources: (1) services revenue, which includes revenue from processing services, software maintenance and support, software rentals, recovery and managed services, professional services and broker/dealer fees; and, (2) software license fees, which result from contracts that permit the customer to use a SunGard product at the customer’s site.

The following criteria must be met in determining whether revenue may be recorded: persuasive evidence of a contract exists; services have been provided; the price is fixed or determinable; and collection is reasonably assured.

Services revenue is recorded as the services are provided based on the fair value of each element. Most AS services revenue consists of fixed monthly fees based upon the specific computer configuration or business process for which the service is being provided. When recovering from an interruption, customers generally are contractually obligated to pay additional fees, which typically cover the incremental costs of supporting customers during recoveries. FS services revenue includes monthly fees, which may include a fixed minimum fee and/or variable fees based on a measure of volume or activity, such as the number of accounts, trades or transactions, users or the number of hours of service.

For fixed-fee professional services contracts, services revenue is recorded based upon proportional performance, measured by the actual number of hours incurred divided by the total estimated number of hours for the project. Changes in the estimated costs or hours to complete the contract and losses, if any, are reflected in the period during which the change or loss becomes known.

License fees result from contracts that permit the customer to use a SunGard software product at the customer’s site. Generally, these contracts are multiple-element arrangements since they usually provide for professional services and ongoing software maintenance. In these instances, license fees are recognized upon the signing of the contract and delivery of the software if the license fee is fixed or determinable, collection is probable, and there is sufficient vendor specific evidence of the fair value of each undelivered element. When there are significant program modifications or customization, installation, systems integration or related services, the professional services and license revenue are combined and recorded based upon proportional performance, measured in the manner described above. Revenue is recorded when billed when customer payments are extended beyond normal billing terms, or at acceptance when there is significant acceptance, technology or service risk. Revenue also is recorded over the longest service period in those instances where the software is bundled together with post-delivery services and there is not sufficient evidence of the fair value of each undelivered service element.

With respect to software related multiple element arrangements, sufficient evidence of fair value is defined as vendor specific objective evidence (“VSOE”). If there is no VSOE of the fair value of the delivered element (which is usually the software) but there is VSOE of the fair value of each of the undelivered elements (which are usually maintenance and professional services), then the residual method is used to determine the revenue for the delivered element. The revenue for each of the undelivered elements is set at the fair value of those elements using VSOE of the price paid when each of the undelivered elements is sold separately. The revenue remaining after allocation to the undelivered elements (i.e., the residual) is allocated to the delivered element.

VSOE supporting the fair value of maintenance is based on the optional renewal rates for each product and is typically 18% to 20% of the software license fee per year. VSOE supporting the fair value of professional services is based on the standard daily rates charged when those services are sold separately.

In some software related multiple-element arrangements, the maintenance or services rates are discounted. In these cases, a portion of the software license fee is deferred and recognized as the maintenance or services are performed based on VSOE of the services.

From time to time, the Company enters into arrangements with customers that purchase non-software related services at the same time, or within close proximity, of purchasing software (non-software multiple-element arrangements). Each element within a non-software multiple-element arrangement is accounted for as a separate unit of accounting provided the following criteria are met: the delivered services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered services, delivery or performance of the undelivered service is considered probable and is substantially controlled by the Company. Where the criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.

For non-software multiple-element arrangements, the Company allocates revenue to each element based on a selling price hierarchy at the arrangement inception. The selling price for each element is based upon the following selling price hierarchy: VSOE, then third-party evidence (“TPE”), then best estimated selling price (“BESP”). The total arrangement consideration is allocated to each separate unit of accounting for each of the non-software deliverables using the relative selling prices of each unit based on this hierarchy. The Company limits the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting of any specified performance conditions.

To determine the selling price in non-software multiple-element arrangements, the Company establishes VSOE of the selling price using the price charged for a deliverable when sold separately. Where VSOE does not exist, TPE is established by evaluating similar competitor products or services in standalone arrangements with similarly situated customers. If the Company is unable to determine the selling price because VSOE or TPE doesn’t exist, it determines BESP for the purposes of allocating the arrangement by considering pricing practices, margin, competition and geographies in which it offers its products and services.

Unbilled receivables are created when services are performed or software is delivered and revenue is recognized in advance of billings. Deferred revenue is created when billing occurs in advance of performing services or when all revenue recognition criteria have not been met.

Cash and Cash Equivalents

Cash and cash equivalents consist of investments that are readily convertible into cash and have original maturities of three months or less.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable. The Company sells a significant portion of its products and services to the financial services industry and could be affected by the overall condition of that industry. The Company believes that any credit risk associated with accounts receivable is substantially mitigated by the relatively large number of customer accounts and reasonably short collection terms. Accounts receivable are stated at estimated net realizable value, which approximates fair value. By policy, the Company places its available cash and short-term investments with institutions of high credit-quality and limits the amount of credit exposure to any one issuer.

Foreign Currency Translation

The functional currency of each of the Company’s foreign operations is generally the local currency of the country in which the operation is located. All assets and liabilities are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Revenue and expenses are translated using average exchange rates during the period.

Increases and decreases in net assets resulting from currency translation are reflected in stockholder’s equity as a component of accumulated other comprehensive income (loss).

Legal Fees

Prior to December 31, 2012, legal fees expected to be incurred defending the Company in connection with an asserted claim were accrued when they were probable of being incurred and could be reasonably estimated. At December 31, 2012, the Company changed its policy to expense all legal costs in connection with an asserted claim as they are incurred as this policy was determined to be preferable.

Changes in accounting policies must be applied retrospectively in the financial statements. Retrospective application means that entity implements the change in accounting policy as though it had always been applied. However, the Company has concluded that the impact of applying the change on a retrospective basis was not material to the Company’s financial statements. The impact of the change was recorded in the fourth quarter of 2012 and the new policy has been applied prospectively effective December 31, 2012.

Property and Equipment

Property and equipment are recorded at cost and depreciated on the straight-line method over the estimated useful lives of the assets (three to eight years for equipment and ten to 40 years for buildings and improvements). Leasehold improvements are amortized ratably over their remaining lease term or useful life, if shorter. Depreciation and amortization of property and equipment in continuing operations was $231 million in 2010, $221 million in 2011 and $232 million in 2012.

Software Products

Software development costs are expensed as incurred and consist primarily of design and development costs of new products and significant enhancements to existing products incurred before the establishment of technological feasibility. Recoverable costs incurred subsequent to technological feasibility of new products and enhancements to existing products as well as costs incurred to purchase or to create and implement internal-use software, which includes software coding, installation, testing and certain data conversions, and software obtained through business acquisitions are capitalized and amortized over the estimated useful lives of the related products, generally three to twelve years (average life is eight years), using the straight-line method or the ratio of current revenue to current and anticipated revenue from such software, whichever provides the greater amortization. Amortization of all software products of continuing operations, including software acquired in business acquisitions and software purchased for internal use, aggregated to $250 million in 2010, $241 million in 2011 and $214 million in 2012. Software development expense of continuing operations was $158 million in 2010, $180 million in 2011 and $163 million in 2012. Capitalized development costs of continuing operations were $11 million in 2010, $10 million in 2011 and $22 million in 2012.

Purchase Accounting and Intangible Assets

Purchase accounting requires that all assets and liabilities be recorded at fair value on the acquisition date, including identifiable intangible assets separate from goodwill. Identifiable intangible assets include customer base (which includes customer contracts and relationships), software and trade name. Goodwill represents the excess of cost over the fair value of net assets acquired.

The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired, the specific characteristics of the identified intangible assets, and our historical experience and that of the acquired business. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including product demand, market conditions, technological developments, economic conditions and competition. In connection with our determination of fair values, the Company may engage independent appraisal firms to assist with the valuation of intangible (and certain tangible) assets acquired and certain assumed obligations.

Customer Base Intangible Assets

Customer base intangible assets represent customer contracts and relationships obtained as a result of the LBO and as part of acquired businesses and are amortized using the straight-line method over their estimated useful lives, ranging from three to 18 years (average life is 13 years). Amortization of all customer base intangible assets of continuing operations aggregated to $238 million in 2010, $237 million in 2011 and $222 million in 2012.

Other Assets

Other assets consist primarily of deferred financing costs incurred in connection with debt issued in the LBO and amendments to our debt and other financing transactions (see Note 5), noncompetition agreements, long-term accounts receivable and long-term investments. Deferred financing costs are amortized over the term of the related debt. Noncompetition agreements are amortized using the straight-line method over their stated terms, ranging from three to five years.

Impairment Reviews for Long-Lived Assets

The Company periodically reviews carrying values and useful lives of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Factors that could indicate an impairment include significant underperformance of the asset as compared to historical or projected future operating results, or significant negative industry or economic trends. When the Company determines that the carrying value of an asset may not be recoverable, the related estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are compared to the carrying value of the asset. If the sum of the estimated future undiscounted cash flows is less than the carrying amount, an impairment charge is recorded based on the difference between the carrying value of the asset and its fair value, which the Company estimates based on discounted expected future cash flows. In determining whether an asset is impaired, the Company makes assumptions regarding recoverability of costs, estimated future cash flows from the asset, intended use of the asset and other relevant factors. If these estimates or their related assumptions change, impairment charges for these assets may be required.

Future Amortization of Acquisition-Related Intangible Assets

Based on amounts recorded at December 31, 2012, total expected amortization of all acquisition-related intangible assets in each of the years ended December 31 follows (in millions):

2013	$339
2014	289
2015	233
2016	214
2017	206

Trade Name

The trade name intangible asset of $1,019 million at December 31, 2011 and 2012 represents the fair value of the SunGard trade name and is an indefinite-lived asset not subject to amortization. The Company performed its annual impairment test of the SunGard trade name in the third quarter and based on the results of this test, the fair value of the trade name exceeded its carrying value, resulting in no impairment of the trade name. As a result of lower long-term projections and from the sale of HE, future cash flows which drive the value of the trade name have decreased, and the amount by which the estimated fair value of the trade name exceeded its carrying value was lower in the current year impairment test compared to prior years. In addition to the projections, a critical assumption considered in the impairment test of the trade name is the implied royalty rate. A 50 basis point decrease in the assumed royalty rate would have resulted in an impairment of the trade name asset of approximately $108 million (100 basis point decrease would result in an impairment of approximately $336 million). A 100 basis point increase in the discount rate would result in an impairment of the trade name asset of approximately $5 million. Furthermore, to the extent that additional businesses are divested in the future, the cash flows supporting the trade name will continue to decline, which may result in impairment charges.

Goodwill

Continuing Operations

Generally accepted accounting principles in the United States require the Company to perform a goodwill impairment test annually and more frequently when negative conditions or a triggering event arise. In September 2011, the FASB issued amended guidance that simplified how entities test goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform the quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test(s) become optional. As allowed under the amended guidance, the Company chose not to assess the qualitative factors of its reporting units and, instead, performed the quantitative tests.

The Company completes its annual goodwill impairment test as of July 1 for each of its 11 reporting units. In step one, the estimated fair value of each reporting unit is compared to its carrying value. The Company estimates the fair values of each reporting unit by a combination of (i) estimation of the discounted cash flows of each of the reporting units based on projected earnings in the future (the income approach) and (ii) a comparative analysis of revenue and EBITDA multiples of public companies in similar markets (the market approach). If there is a deficiency (the estimated fair value of a reporting unit is less than its carrying value), a step-two test is required. In step two, the amount of any goodwill impairment is measured by comparing the implied fair value of the reporting unit’s goodwill to the carrying value of goodwill, with the resulting impairment reflected in operations. The implied fair value is determined in the same manner as the amount of goodwill recognized in a business combination.

Estimating the fair value of a reporting unit requires various assumptions including projections of future cash flows, perpetual growth rates and discount rates that reflect the risks associated with achieving those cash flows. The assumptions about future cash flows and growth rates are based on management’s assessment of a number of factors including the reporting unit’s recent performance, performance in the market that the reporting unit serves, as well as industry and general economic data from third party sources. Discount rate assumptions reflect an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit. For the July 1, 2012 impairment test, the discount rates and perpetual growth rates used were between 10% and 12% and 3% and 4%, respectively.

Based on the results of the step-one tests, the Company determined that the carrying value of the Availability Services North America (“AS NA”) reporting unit was in excess of its respective fair value and a step-two test was required. The primary driver for the decline in the fair value of the AS NA reporting unit compared to the prior year is the decline in the cash flow projections for AS NA when compared to those used in the 2011 goodwill impairment test as a result of a decline in the overall outlook of this reporting unit. The Company continues to expect to grow the AS NA business over the long-term, albeit at a slower rate than previously planned.

Prior to completing the step-two test, the Company first evaluated certain long-lived assets, primarily the software, customer base and property and equipment, for impairment. In performing the impairment tests for long-lived assets, the Company estimated the undiscounted cash flows for the asset groups over the remaining useful lives of the reporting unit’s primary asset and compared that to the carrying value of the asset groups. There was no impairment of the long-lived assets.

In completing the step-two test to determine the implied fair value of goodwill and therefore the amount of impairment, management first determined the fair value of the tangible and intangible assets and liabilities. Based on the testing performed, the Company determined that the carrying value of goodwill exceeded its implied fair value and recorded a goodwill impairment charge of $385 million.

The following table summarizes the goodwill impairment charge by reporting unit (in millions):

Segment	Reporting Unit	Net Goodwill balance before impairment	Impairment Charge	Net Goodwill balance after impairment
Availability Services	AS NA	$914	$(385)	$529

The Company has one other reporting unit, whose goodwill balance was $299 million at December 31, 2012, where the excess of the estimated fair value over the carrying value of the reporting unit was less than 15% of the carrying value as of the July 1, 2012 test date. A one hundred basis point decrease in the perpetual growth rate or a one hundred basis point increase in the discount rate would not cause this reporting unit to fail step one and require a step-two analysis. However, if this unit fails to achieve expected performance levels in the near term or experiences a downturn in the business below current expectations, goodwill could be impaired.

The Company’s remaining reporting units, whose goodwill balances in aggregate total $3.7 billion at December 31, 2012, each had estimated fair values which exceeded the carrying value of the reporting unit by at least 15% as of the July 1, 2012 impairment test. Since the July 1 test date, there was no indication of any triggering events that would cause the Company to perform additional goodwill impairment tests.

In 2009, the Company recorded an adjustment to the state income tax rate used to calculate the deferred income tax liabilities associated with the intangible assets at the LBO date which resulted in reductions to the deferred tax liability and goodwill balances of approximately $114 million. During 2011 the Company determined that the 2009 adjustment was incorrect and has reversed it, thereby increasing the December 31, 2011 deferred tax liability and goodwill balances each by approximately $100 million for continuing operations and $14 million for assets (liabilities) held for sale. As a result of this correction, the Company recorded a goodwill impairment charge of $48 million in continuing operations, of which $36 million related to an impairment charge in 2009 and $12 million related to the impairment charge in 2010, and recorded a $3 million goodwill impairment charge in discontinued operations that related to the 2010 impairment charge. In addition, the Company recorded an income tax benefit of $48 million, of which $35 million related to prior periods, reflecting the amortization of the deferred income tax liability which would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made. Had the Company recorded the goodwill impairment charges in the correct periods, the impairment charge in 2010 would have been $217 million recorded in continuing operations. The Company has assessed the impact of correcting these errors in 2011 and does not believe that these amounts are material to any prior period financial statements, nor is the correction of these errors material to the 2011 financial statements. As a result, the Company has not restated any prior period amounts.

Based on the results of the step one test for the July 1 annual impairment test for 2010, the Company determined that the combined carrying value of its PS and K-12 Education reporting unit was in excess of its fair value and a step-two test was required. In 2010, PS and K-12 were tested as a single reporting unit in contrast to 2012, when PS and K-12 were tested as separate reporting units. The primary driver for the decline in the fair value of the reporting unit compared to the prior year is the reduction in the perpetual growth rate assumption used for this reporting unit, stemming from the disruption in the global financial markets, particularly the markets which this reporting unit serves. Furthermore, there was a decline in the cash flow projections compared to those used in the 2009 goodwill impairment test, as a result of decline in the overall outlook for this reporting unit.

Prior to completing the step-two test, the Company first evaluated the long-lived assets, primarily the software, customer base and property and equipment, for impairment. In performing the impairment tests for long-lived assets, the Company estimated the undiscounted cash flows for the asset groups over the remaining useful lives of the reporting unit’s primary asset and compared that to the carrying value of the asset groups. There was no impairment of the long-lived assets.

In completing the step-two test to determine the implied fair value of goodwill and therefore the amount of impairment, the Company first determined the fair value of the tangible and intangible assets and liabilities. Based on the testing performed, the Company determined that the carrying value of goodwill exceeded its implied fair value for this reporting unit and recorded a goodwill impairment charge of $205 million.

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	Other	Subtotal	AS	Other	Subtotal	Net Balance
Balance at December 31, 2010	$3,450	$2,203	$534	$6,187	$(1,126)	$(205)	$(1,331)	$4,856
2011 acquisitions	6	—	—	6	—	—	—	6
Adjustments related to the LBO and prior year acquisitions	42	38	11	91	—	—	—	91
Impairment charges	—	—	—	—	(36)	(12)	(48)	(48)
Effect of foreign currency translation	(18)	(2)	—	(20)	—	—	—	(20)

Balance at December 31, 2011	3,480	2,239	545	6,264	(1,162)	(217)	(1,379)	4,885
2012 acquisitions	28	—	—	28	—	—	—	28
Adjustments related to the LBO and prior year acquisitions	(3)	(3)	(1)	(7)	—	—	—	(7)
Impairment charges	—	—	—	—	(385)		(385)	(385)
Effect of foreign currency translation	11	7	—	18	—	—	—	18

Balance at December 31, 2012	$3,516	$2,243	$544	$6,303	$(1,547)	$(217)	$(1,764)	$4,539

During 2011 the Company determined that a 2009 adjustment impacting goodwill and deferred income tax liability was incorrect and has reversed it, thereby increasing the goodwill and deferred tax liability balances associated with continuing operations each by approximately $100 million. The adjustment, which was not material to any prior period financial statements, is reflected in the “Adjustments related to the LBO and prior year acquisitions” line in 2011.

Discontinued Operations

Based on the results of the step-one test for the July 1 annual impairment test for 2010, the Company determined that the carrying values of its Public Sector United Kingdom (“PS UK”) reporting unit, which was sold in December 2010, and its Higher Education Managed Services (“HE MS”) reporting unit, which, along with the remainder of HE, was sold in January 2012, were in excess of their respective fair values and a step-two test was required for each of these reporting units. The primary driver for the decline in the fair value of each of the reporting units compared to the prior year is the reduction in the perpetual growth rate assumption used for each of these two reporting units, stemming from the disruption in the global financial markets, particularly the markets which these reporting units serve. Furthermore, there was a decline in the cash flow projections for the PS UK reporting unit, compared to those used in the 2009 goodwill impairment test, as a result of decline in the overall outlook for this reporting unit. Additionally, the discount rate assumption used for the PS UK reporting unit was higher than the discount rate used in the 2009 impairment test.

A one percentage point increase in the perpetual growth rate or a one percentage point decrease in the discount rate would have resulted in the HE MS reporting unit having a fair value in excess of carrying value and a step-two test would not have been required. Prior to completing the step-two tests, the Company first evaluated the long-lived assets, primarily the software, customer base and property and equipment, for impairment. In performing the impairment tests for long-lived assets, the Company estimated the undiscounted cash flows for the asset groups over the remaining useful lives of the reporting unit’s primary asset and compared that to the carrying value of the asset groups. There was no impairment of the long-lived assets.

In completing the step-two tests to determine the implied fair value of goodwill and therefore the amount of impairment, the Company first determined the fair value of the tangible and intangible assets and liabilities. Based on the testing performed, the Company determined that the carrying value of goodwill exceeded its implied fair value for each of the two reporting units and recorded a goodwill impairment charge of $123 million in discontinued operations.

Other Long-Term Liabilities

Other long-term liabilities consist of lease-leveling accruals and restoration liabilities. In 2011, all lease-leveling accruals and restoration liabilities were included as other accrued expenses. The December 31, 2011 balance sheet has been revised to correctly present $76 million of these obligations as non-current. The impact of the revision was not material to the balance sheet.

Stock Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate service period. Fair value for stock options is computed using the Black-Scholes pricing model. Determining the fair value of stock-based awards requires considerable judgment, including estimating the expected term of stock options, expected volatility of the Company’s stock price, and the number of awards expected to be forfeited. In addition, for stock-based awards where vesting is dependent upon achieving certain operating performance goals, the Company estimates the likelihood of achieving the performance goals. Differences between actual results and these estimates could have a material effect on the consolidated financial results. A deferred income tax asset is recorded over the vesting period as stock compensation expense is recognized. The Company’s ability to use the deferred tax asset is ultimately based on the actual value of the stock option upon exercise or restricted stock unit upon distribution. If the actual value is lower than the fair value determined on the date of grant, there could be an income tax expense for the portion of the deferred tax asset that cannot be used, which could have a material effect on the consolidated financial results.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded when it is not more likely than not that a deferred tax asset will be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Considerable judgment is required in assessing and estimating these amounts and difference between the actual outcome of these future tax consequences and these estimates made could have a material impact on the consolidated results. The Company records interest related to unrecognized tax benefits in interest expenses and penalties in income tax expense.

Recent Accounting Pronouncements

In October 2011, the Financial Accounting Standards Board (“FASB”) announced that the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income will be deferred. Therefore, those requirements related to the presentation of comprehensive income have not been adopted by the Company.

On July 27, 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The Update simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The amendment allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeded its fair value, an impairment loss was recognized in an amount equal to the difference. The amendments in this Update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company is currently evaluating the impact of this Update, but does not expect the Update to have a material impact on the consolidated financial statements.

On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The standard is intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. The Update requires an entity to present, either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified, from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2012. The Company will adopt this amendment for the March 31, 2013 interim period financial statements.

Acquisitions and Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions and Discontinued Operations

3. Discontinued Operations:

In January 2012, the Company sold its Higher Education (“HE”) business and used the net cash proceeds (as defined in its senior secured credit agreement) of $1,222 million, which is the gross transaction value of $1,775 million less applicable taxes and fees, to repay a pro-rata portion of its outstanding term loans. In July 2012, the Company sold its FS subsidiary SunGard Global Services France for gross proceeds of €14 million. The results for discontinued operations have been represented for the three months ended March 31, 2012 to show the impact of these sales.

The results for the discontinued operations for the three months ended March 31, 2012 and 2013 were as follows (in millions):

	Three Months Ended
	March 31, 2012	March 31, 2013
Revenue	$37	$—

Operating income (loss)	(3)	—
Gain on sale of business	563	—

Income (loss) before income taxes	560	—
Benefit from (provision for) income taxes	(249)	—

Income (loss) from discontinued operations	$311	$—

In the first quarter of 2012, the Company recorded a $563 million pre-tax gain on the sale of the HE business.

2. Acquisitions and Discontinued Operations:

Acquisitions

The Company seeks to acquire businesses that broaden its existing product lines and service offerings and expand its geographic reach. During 2012, the Company completed two acquisitions in its FS segment. Cash paid, net of cash acquired, was $39 million (see Note 16). In addition, the Company paid approximately $1 million related to deferred purchase price from prior year acquisitions.

During 2011, the Company paid $35 million for five acquisitions in its FS segment, and, in 2010, the Company paid a total of $82 million for three acquisitions in its FS segment and one in its AS segment.

The acquisitions discussed above for 2012, 2011 and 2010 were not material to the Company’s operations, financial position or cash flows.

At December 31, 2012, contingent purchase price obligations that depend upon the operating performance of certain acquired businesses were $6 million, of which $3 million is included in other long-term debt.

Discontinued Operations

In December 2010, the Company sold its PS UK business. In January 2012, the Company sold its Higher Education (“HE”) business and used the net cash proceeds (as defined in its senior secured credit agreement of $1.222 billion), which is the gross transaction value of $1.775 billion less an estimate of applicable taxes and fees, to repay a pro-rata portion of its outstanding term loans (see Note 5). In July 2012, the Company sold its FS subsidiary SunGard Global Services France for gross proceeds of €14 million.

The results for the discontinued operations for the years ended December 31, 2010, 2011 and 2012 were as follows (in millions):

	Year ended December 31,
	2010	2011	2012
Revenue	$735	$551	$55
Operating income (loss)	(20)	91	(5)
Gain (loss) on sale of business	(94)	—	571

Income (loss) before income taxes	(114)	91	566
Benefit from (provision for) income taxes	(42)	(171)	(235)

Income (loss) from discontinued operations, net of tax	$(156)	$(80)	$331

In 2010, the Company recorded $123 million of goodwill impairment charges, of which $91 million was related to PS UK and $32 million was related to HE MS, and a loss on disposal of approximately $94 million, including the write-off of the currency translation adjustment (CTA). In 2011, the Company recorded $135 million of deferred tax expense related to the book-over-tax basis difference in a HE subsidiary. Also in 2011, the Company increased goodwill by $14 million and recorded a $3 million goodwill impairment charge (see Goodwill discussion in Note 1). In 2012, the Company recorded a $563 million gain on the sale of the Higher Education business.

Assets and liabilities related to discontinued operations consisted of the following (in millions) at December 31, 2011:

December 31, 2011
Cash	$6
Accounts receivable, net	105
Prepaid expenses and other current assets	11
Deferred income taxes	3
Property and equipment, net	31
Software products, net	77
Customer base, net	188
Goodwill	929

Assets related to discontinued operations	$1,350

Accounts payable	$1
Accrued compensation and benefits	24
Other accrued expenses	16
Deferred revenue	106
Deferred income taxes	99

Liabilities related to discontinued operations	$246

Clearing Broker Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Clearing Broker Assets and Liabilities

3. Clearing Broker Assets and Liabilities:

The Company has finished winding-down the operations of its stock loan and clearing services business, a low-margin business which required significant working capital. The wind-down of this business created a one-time benefit to cash flow from continuing operations. Also, as a result of the wind-down, the Company expects the balances of clearing broker assets and liabilities to remain at levels that approximate the level at December 31, 2012.

Clearing broker assets and liabilities are comprised of the following (in millions):

	December 31, 2011	December 31, 2012
Segregated customer cash	$23	$3
Securities borrowed	157	—
Receivables from customers and other	33	3

Clearing broker assets	$213	$6

Payables to customers	$16	$—
Securities loaned	145	—
Payable to brokers and dealers	18	4

Clearing broker liabilities	$179	$4

Segregated customer cash is held by the Company on behalf of customers. Securities borrowed and loaned are collateralized financing transactions which are cash deposits made to or received from other broker/dealers. Receivables from and payables to customers represent amounts due or payable on cash and margin transactions.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

4. Property and Equipment:

Property and equipment consisted of the following (in millions):

	December 31, 2011	December 31, 2012
Computer and telecommunications equipment	$993	$1,093
Leasehold improvements	845	922
Office furniture and equipment	148	162
Buildings and improvements	138	143
Land	17	17
Construction in progress	48	46

Total property and equipment cost	2,189	2,383
Accumulated depreciation and amortization	(1,296)	(1,509)

Total property and equipment, net	$893	$874

Debt and Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Derivative Instruments

6. Debt and Derivatives:

On January 2, 2013, SunGard repaid a $50 million revolving Credit Advance borrowed under its secured accounts receivable facility.

On March 8, 2013, SunGard amended and restated its senior secured credit agreement (“Credit Agreement”) to, among other things, (i) issue an additional term loan of $2,200 million (“tranche E”) maturing on March 8, 2020, the proceeds of which were used to (a) repay in full the $1,719 million tranche B term loan and (b) repay $481 million of the tranche C term loan; (ii) replace the $880 million of revolving commitments with $850 million of new revolving commitments, which will mature on March 8, 2018; and (iii) modify certain covenants and other provisions in order to, among other things (x) modify (and in the case of the term loan facility, remove) the financial maintenance covenants included therein and (y) permit the Company to direct the net cash proceeds of permitted dispositions otherwise requiring a pro rata prepayment of term loans to the prepayment of specific tranches of term loans at the Company’s sole discretion. The interest rate on tranche E is LIBOR plus 3% with a 1% LIBOR floor, which at March 31, 2013 was 4.00%. SunGard is required to repay installments in quarterly principal amounts of 0.25% of its funded tranche E principal amount through the maturity date, at which time the remaining aggregate principal balance is due. Tranche E and the new revolving commitments are subject to certain springing maturities which are described in the Credit Agreement. As a result of this transaction, the Company incurred a loss on the extinguishment of debt of approximately $5 million.

On March 28, 2013, SunGard voluntarily prepaid $50 million of its tranche A term loan. The related loss on the extinguishment of debt was not material to the Company’s operations, financial position or cash flows.

Debt consisted of the following (in millions):

	December 31, 2012	March 31, 2013
Senior Secured Credit Facilities:
Secured revolving credit facility	$—	$—
Tranche A, effective interest rate of 1.96% and 1.95%	207	157
Tranche B, effective interest rate of 4.35%	1,719	—
Tranche C, effective interest rate of 4.17% and 4.41%	908	427
Tranche D, effective interest rate of 4.50% and 4.50%	720	718
Tranche E, effective interest rate of 4.00%	—	2,200

Total Senior Secured Credit Facilities	3,554	3,502
Senior Secured Notes due 2014 at 4.875%, net of discount of $4 and $3	246	247
Senior Notes due 2018 at 7.375%	900	900
Senior Notes due 2020 at 7.625%	700	700
Senior Subordinated Notes due 2019 at 6.625%	1,000	1,000
Secured accounts receivable facility, at 3.71% and 3.70%	250	200
Other, primarily foreign bank debt and capital lease obligations	12	13

Total debt	6,662	6,562

Short-term borrowings and current portion of long-term debt	(63)	(441)

Long-term debt	$6,599	$6,121

SunGard uses interest rate swap agreements to manage the amount of its floating rate debt in order to reduce its exposure to variable rate interest payments associated with the Credit Agreement. Each swap agreement is designated as a cash flow hedge. SunGard pays a stream of fixed interest payments for the term of the swap, and in turn, receives variable interest payments based on LIBOR. At March 31, 2013, one-month LIBOR was 0.20%. The net receipt or payment from the interest rate swap agreements is included in interest expense. As a result of amending the Credit Agreement and issuing tranche E in March 2013, SunGard settled $500 million of interest rate swaps in March 2013 that were due to mature in May 2013. The interest rates in the table above reflect the impact of the swaps. A summary of the Company’s interest rate swaps at March 31, 2013 follows (in millions):

Inception	Maturity	Notional Amount (in millions)	Interest rate paid	Interest rate received (LIBOR)
August-September 2012	February 2017	$400	0.69%	1-Month

The fair values of interest rate swaps designated as cash flow hedging instruments, included in other accrued expenses on the consolidated balance sheets, are $5 million and $1 million as of December 31, 2012 and March 31, 2013, respectively.

The Company has no ineffectiveness related to its swap agreements. The Company expects to reclassify in the next twelve months approximately $2 million from other comprehensive income (loss) into earnings related to the Company’s interest rate swaps based on the borrowing rates at March 31, 2013.

5. Debt and Derivative Instruments:

Debt consisted of the following (in millions):

	December 31, 2011	December 31, 2012
Senior Secured Credit Facilities:
Secured revolving credit facility due November 29, 2016 (A)	$—	$—
Tranche A due February 28, 2014, effective interest rate of 3.33% and 1.96% (A)	1,386	207
Tranche B due February 28, 2016, effective interest rate of 4.32% and 4.35% (A)	2,407	1,719
Tranche C due February 28, 2017, effective interest rate of 4.17% (A)	—	908
Tranche D due January 31, 2020, effective interest rate of 4.50% (A)	—	720
Incremental term loan at 3.78% (A)	479	—

Total Senior Secured Credit Facilities	4,272	3,554
Senior Secured Notes due 2014 at 4.875%, net of discount of $8 and $4 (B)	242	246
Senior Notes due 2015 at 10.625%, net of discount of $3 (C)	497	—
Senior Notes due 2018 at 7.375% (C)	900	900
Senior Notes due 2020 at 7.625% (C)	700	700
Senior Subordinated Notes due 2015 at 10.25% (C)	1,000	—
Senior Subordinated Notes due 2019 at 6.625% (C)	—	1,000
Secured Accounts Receivable Facility, at 3.79% and 3.71% (D)	200	250
Other, primarily foreign bank debt, acquisition purchase price and capital lease obligations	18	12

Total debt	7,829	6,662
Short-term borrowings and current portion of long-term debt	(10)	(63)

Long-term debt	$7,819	$6,599

The Company was in compliance with all covenants at December 31, 2012. Below is a summary of SunGard’s debt instruments.

(A) Senior Secured Credit Facilities

SunGard has an $880 million revolving credit facility, of which $857 million was available for borrowing after giving effect to $23 million of outstanding letters of credit as of December 31, 2012.

On March 2, 2012, SunGard amended its Amended and Restated Credit Agreement dated as of August 11, 2005, as amended and restated from time to time (“Credit Agreement”) to, among other things, extend the maturity date of approximately $908 million in aggregate principal amount of tranche A and incremental term loans from February 28, 2014 to February 28, 2017 (“tranche C”), extend the maturity of the $880 million revolving credit facility commitments from May 11, 2013 to November 29, 2016, and amend certain covenants and other provisions, in order to, among other things, permit the potential spin-off of AS. The revolving credit facility commitments and tranche C each have springing maturity provisions which are described in the Credit Agreement.

On December 17, 2012, SunGard amended its Credit Agreement to, among other things, allow for the issuance of a $720 million term loan (“tranche D”), permit incremental credit extensions under the restated credit agreement in an amount up to $750 million; and modify certain covenants and other provisions in order to, among other things, permit additional restricted payments to be made with the net proceeds of the tranche D term loan and available cash in an aggregate amount not to exceed $750 million. Tranche D has certain springing maturities which are described in the Credit Agreement.

On December 31, 2012, SunGard voluntarily prepaid $48 million of its tranche A term loan and the entire outstanding incremental term loan balance of $169 million.

On March 8, 2013, SunGard amended and restated its Credit Agreement to, among other things, (i) issue an additional term loan of $2,200 million (“tranche E”) maturing on March 8, 2020, the proceeds of which were used to (a) repay in full the $1,719 million tranche B term loan and (b) repay $481 million of the tranche C term loan; (ii) replace the $880 million of revolving commitments with $850 million of new revolving commitments, which will mature on March 8, 2018; and (iii) modify certain covenants and other provisions in order to, among other things (x) modify (and in the case of the term loan facility, remove) the financial maintenance covenants included therein and (y) permit the Company to direct the net cash proceeds of permitted dispositions otherwise requiring a prepayment of term loans to the prepayment of specific tranches of term loans at the Company’s sole discretion. The interest rate on tranche E is LIBOR plus 3% with a 1% LIBOR floor, which at March 8, 2013 was 4.00%. SunGard is required to repay installments in quarterly principal amounts of 0.25% of its funded tranche E principal amount through the maturity date, at which time the remaining aggregate principal balance is due. Tranche E and the new revolving commitments are subject to certain springing maturities which are described in the Credit Agreement.

Borrowings under the Credit Agreement bear interest at a rate equal to an applicable margin plus, at SunGard’s option, one of the following:

•	LIBOR based on the costs of funds for deposits in the currency of such borrowing for either 30, 60, 90 or 180 days, or

•	a base rate that is the higher of:

•	the prime rate of JPMorgan Chase Bank, N.A. and

•	the federal funds rate plus one-half of 1%.

The applicable margin for borrowings under the various Credit Agreement tranches may change subject to attaining certain leverage ratios. In addition to paying interest on outstanding principal under the Credit Agreement, the Company pays a commitment fee to the lenders under the revolving credit facility in respect of the unutilized commitments. The commitment fee rate is currently 0.625% per annum and may change subject to attaining certain leverage ratios. As of December 31, 2012, the effective interest rates and the effective interest rates adjusted for swaps (if applicable) are as follows:

	Effective interest rate	Effective rate adjusted for swaps
Revolving credit facility	3.21%	N/A
Tranche A	1.96%	N/A
Tranche B	3.87%	4.35%
Tranche C	3.96%	4.17%
Tranche D	4.50%	N/A

N/A: Not Applicable

All obligations under the Credit Agreement are fully and unconditionally guaranteed by SunGard Holdco LLC and by substantially all domestic, 100% owned subsidiaries, referred to, collectively, as Guarantors.

The Credit Agreement requires SunGard to prepay outstanding term loans, subject to certain exceptions, with 50% of annual excess cash flow (subject to attaining a certain leverage ratio) and proceeds from certain asset sales, casualty and condemnation events, other borrowings and certain financings under SunGard’s secured accounts receivable facility. Any mandatory payments would be applied pro rata to the term loan lenders and to installments of the term loans in direct order of maturity. Pursuant to the terms of the Credit Agreement, SunGard made the following mandatory prepayments:

•

In January 2012, SunGard completed the sale of HE and used net cash proceeds (as defined in the Credit Agreement) of $1.22 billion to repay, on a pro-rata basis, $396 million, $689 million and $137 million of tranche A, tranche B and the incremental term loan, respectively. As a result of the prepayment, the Company incurred a loss on the extinguishment of debt of approximately $15 million.

•

In December 2010, the SunGard sold its PS UK operation for gross proceeds of £88 million ($138 million). SunGard used net cash proceeds to repay $96 million of U.S. dollar-denominated term loans, $3 million of pound sterling-denominated term loans and $2 million of euro-denominated term loans. In addition, and concurrent with these mandatory prepayments, other available cash was used to voluntarily repay the remaining $164 million balance outstanding on the euro-denominated term loans.

SunGard is required to repay installments on the tranche D term loan in quarterly principal amounts of 0.25% of its funded total principal amount through the maturity date, at which time the remaining aggregate principal balance is due, subject to certain springing maturity provisions. As a result of loan prepayments, SunGard is no longer required to make quarterly principal payments on the tranche A, tranche B, or tranche C term loans.

The Credit Agreement contains a number of covenants that, among other things, restrict, subject to certain exceptions, SunGard’s (and most or all of its subsidiaries’) ability to incur additional debt or issue preferred stock, pay dividends and distributions on or repurchase capital stock, create liens on assets, enter into sale and leaseback transactions, repay subordinated indebtedness, make investments, loans or advances, make capital expenditures, engage in certain transactions with affiliates, amend certain material agreements, change its lines of business, sell assets and engage in mergers or consolidations. In addition, under the Credit Agreement, SunGard is required to satisfy certain total leverage and interest coverage ratios.

SunGard uses interest rate swap agreements to manage the amount of its floating rate debt in order to reduce its exposure to variable rate interest payments associated with the Credit Agreement. Each of these swap agreements is designated as a cash flow hedge. SunGard pays a stream of fixed interest payments for the term of the swap, and in turn, receives variable interest payments based on LIBOR. At December 31, 2012, one-month LIBOR was 0.21% and three-month LIBOR was 0.31%. The net receipt or payment from the interest rate swap agreements is included in interest expense. A summary of the Company’s interest rate swaps at December 31, 2012 follows (in millions):

Inception	Maturity	Notional Amount (in millions)	Interest rate paid	Interest rate received (LIBOR)
February 2010	May 2013	$500	1.99%	3-Month
August-September 2012	February 2017	400	0.69%	1-Month

Total / Weighted Average		$900	1.41%

The interest rate swaps are included at estimated fair value as an asset or a liability in the consolidated balance sheet based on a discounted cash flow model using applicable market swap rates and certain assumptions. For 2010, 2011 and 2012, the Company included unrealized after-tax gains of $21 million, $17 million, and $3 million, respectively, in Other Comprehensive Income (Loss) related to the change in market value of the swaps. The market value of the swaps recorded in Other Comprehensive Income (Loss) may be recognized in the statement of operations if certain terms of the Credit Agreement change, are modified or if the loan is extinguished. The fair values of the swap agreements at December 31, 2011 and 2012 are $11 million and $5 million, respectively and are included in other accrued expenses. The effects of the interest rate swaps are reflected in the effective interest rate for the Credit Agreement loans in the components of the debt table above. The Company had no ineffectiveness related to its swap agreements as of December 31, 2012. The Company expects to reclassify in the next twelve months approximately $5 million from other comprehensive income (loss) into earnings related to the Company’s interest rate swaps based on the borrowing rates at December 31, 2012.

(B) Senior Secured Notes due 2014

On January 15, 2004, SunGard issued $250 million of 4.875% senior unsecured notes due January 2014, which are subject to certain standard covenants. As a result of the LBO, these senior notes became collateralized on an equal and ratable basis with loans under the Credit Agreement and are guaranteed by all subsidiaries that guarantee the senior notes due 2018 and 2020 and senior subordinated notes due 2019. The senior secured notes due 2014 are recorded at $246 million as of December 31, 2012 reflecting the remaining unamortized discount of $4 million caused by the LBO that will continue to be amortized as interest expense over the remaining periods to maturity.

(C) Senior Notes due 2015, 2018 and 2020 and Senior Subordinated Notes due 2015 and 2019

In November 2010, SunGard issued $900 million of 7.375% senior notes due 2018 and $700 million of 7.625% of senior notes due 2020. The proceeds, together with other cash, were used to retire the former $1.6 billion 9.125% senior notes that would have been due 2013. As a result, the Company incurred a loss on the extinguishment of debt of approximately $57 million. The senior notes due 2018 and 2020 (i) rank equally in right of payment to all existing and future senior debt and other obligations that are not, by their terms, expressly subordinated in right of payment to the senior notes due 2018 and 2020, (ii) are effectively subordinated in right of payment to all existing and future secured debt to the extent of the value of the assets securing such debt, and (iii) are structurally subordinated to all obligations of each subsidiary that is not a guarantor of the senior notes due 2018 and 2020. All obligations under the senior notes due 2018 and 2020 are fully and unconditionally guaranteed, subject to certain exceptions, by substantially all domestic, wholly owned subsidiaries of SunGard.

On April 2, 2012, SunGard redeemed for $527 million plus accrued and unpaid interest to the redemption date, all of its outstanding $500 million 10.625% senior notes due 2015 (“2015 Notes”) under the Indenture dated as of September 29, 2008 among SunGard, the guarantors named therein, and The Bank of New York Mellon, as trustee, as amended or supplemented from time to time. In conjunction with the redemption of the 2015 Notes, the Company incurred a $37 million loss on the extinguishment of debt which included a $27 million premium.

On November 1, 2012, SunGard issued $1 billion aggregate principal amount of 6.625% senior subordinated notes due 2019 (“senior subordinated notes”) and used a portion of the net proceeds from this offering to repurchase approximately $490 million of its $1 billion 10.25% senior subordinated notes due 2015 (“existing 10.25% senior subordinated notes”). On December 3, 2012, SunGard redeemed the remaining existing 10.25% senior subordinated notes. As a result of this transaction, the Company incurred a $29 million loss on the extinguishment of debt which included a $21 million premium.

The senior subordinated notes are unsecured senior subordinated obligations that are subordinated in right of payment to the existing and future senior debt, including the senior secured credit facilities, the senior secured notes due 2014 and the senior notes due 2018 and 2020. The senior subordinated notes (i) rank equally in right of payment to all future senior subordinated debt, (ii) are effectively subordinated in right of payment to all existing and future secured debt to the extent of the value of the assets securing such debt, (iii) are structurally subordinated to all obligations of each subsidiary that is not a guarantor of the senior subordinated notes, and (iv) rank senior in right of payment to all future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the senior subordinated notes.

The senior notes due 2018 and 2020 and senior subordinated notes are redeemable in whole or in part, at SunGard’s option, at any time at varying redemption prices that generally include premiums, which are defined in the applicable indentures. In addition, upon a change of control, SunGard is required to make an offer to redeem all of the senior notes and senior subordinated notes at a redemption price equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest.

The indentures governing the senior notes due 2018 and 2020 and senior subordinated notes contain a number of covenants that restrict, subject to certain exceptions, SunGard’s ability and the ability of its restricted subsidiaries to incur additional debt or issue certain preferred shares, pay dividends on or make other distributions in respect of its capital stock or make other restricted payments, make certain investments, enter into certain types of transactions with affiliates, create liens securing certain debt without securing the senior notes due 2018 and 2020 or senior subordinated notes, as applicable, sell certain assets, consolidate, merge, sell or otherwise dispose of all or substantially all of its assets and designate its subsidiaries as unrestricted subsidiaries.

On November 1, 2012, SunGard and the guarantors of the senior subordinated notes entered into a registration rights agreement and have agreed that they will (i) file a registration statement with respect to a registered offer to exchange the senior subordinated notes for new notes guaranteed by the guarantors on an unsecured senior subordinated basis, with terms substantially identical in all material respects to the Senior subordinated notes, and (ii) use their reasonable best efforts to cause the exchange offer registration statement to be declared effective under the Securities Act of 1933, as amended.

SunGard and the guarantors have agreed to use their reasonable best efforts to cause the exchange offer to be completed within 360 days after the issue date or, if required, to have one or more shelf registration statements declared and remain effective during the shelf registration period.

If SunGard fails to satisfy this obligation (a “registration default”), the annual interest rate on the Senior Subordinated Notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.00% per year. The applicable interest rate on such Senior Subordinated Notes will revert to the original level upon the earlier of curing the registration default or November 1, 2014.

(D) Secured Accounts Receivable Facility

In March 2009, SunGard entered into a syndicated three-year secured accounts receivable facility. The facility limit was $317 million, which consisted of a term loan commitment of $181 million and a revolving commitment of $136 million. Advances may be borrowed and repaid under the revolving commitment with no impact on the facility limit. The term loan commitment may be repaid at any time at SunGard’s option, but will result in a permanent reduction in the facility limit. On September 30, 2010, SunGard entered into an Amended and Restated Credit and Security Agreement related to its receivables facility. Among other things, the amendment (a) increased the borrowing capacity under the facility from $317 million to $350 million, (b) increased the term loan component from $181 million to $200 million, (c) extended the maturity date to September 30, 2014, (d) removed the 3% LIBOR floor and set the interest rate to one-month LIBOR plus 3.5%, which at December 31, 2012 was 3.71%, and (e) amended certain terms.

In connection with the sale of SunGard’s HE business, the participating HE subsidiaries were removed from the receivables facility, effective as of October 3, 2011. As a result, SunGard permanently reduced the maximum revolving commitment amount to $90 million for a combined total amount available for borrowing of $290 million.

On December 19, 2012, SunGard entered into a Second Amended and Restated Credit and Security Agreement to, among other things, extend the maturity date to December 19, 2017 and reduce the aggregate commitments from $290 million to $275 million.

At December 31, 2012, $200 million was drawn against the term loan commitment and $50 million was drawn against the revolving commitment. At December 31, 2012, $519 million of accounts receivables secured the borrowings under the receivables facility.

SunGard is subject to a fee on the unused portion of 0.75% per annum. The receivables facility contains certain covenants and SunGard is required to satisfy and maintain specified facility performance ratios, financial ratios and other financial condition tests.

Future Maturities

At December 31, 2012, the contractual future maturities of debt are as follows (in millions):

	Contractual	Pro Forma for March 8, 2013 Credit Agreement Amendment
		(unaudited	)
thru 12/31
2013	$63	$80
2014 (1)	461	483
2015	8	30
2016	1,729	32
2017	1,115	656
Thereafter	3,286	5,381

(1)	Included are debt discounts of $4 million.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements

7. Fair Value Measurements:

The following table summarizes assets and liabilities measured at fair value on a recurring basis at March 31, 2013 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents—money market funds	$200	$—	$—	$200
Currency forward contracts	—	8	—	8

Total	200	8	—	208

Liabilities
Interest rate swap agreements	$—	$1	$—	$1

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2012 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents—money market funds	$227	$—	$—	$227
Currency forward contracts	—	4	—	4

Total	$227	$4	$—	$231

Liabilities
Interest rate swap agreements and other	$—	$4	$—	$4

A Level 1 fair value measure is based upon quoted prices in active markets for identical assets or liabilities. A Level 2 fair value measure is based upon quoted prices for similar assets and liabilities in active markets or inputs that are observable. A Level 3 fair value measure is based upon inputs that are unobservable (for example, cash flow modeling inputs based on assumptions).

Cash and cash equivalents—money market funds are recognized and measured at fair value in the Company’s financial statements. Fair values of the interest rate swap agreements are calculated using a discounted cash flow model using observable applicable market swap rates and assumptions and are compared to market valuations obtained from brokers.

The Company uses currency forward contracts to manage its exposure to fluctuations in costs caused by variations in Indian Rupee (“INR”) and British Pound Sterling (“GBP”) exchange rates. These forward contacts are designated as cash flow hedges. The fair value of these currency forward contracts is determined using currency exchange market rates, obtained from independent, third party banks, at the balance sheet date. This fair value of forward contracts is subject to changes in currency exchange rates. The Company has no ineffectiveness related to its use of currency forward contracts.

The following table presents the carrying amount and estimated fair value of the Company’s debt, including the current portion and excluding the interest rate swaps, as of December 31, 2012 and March 31, 2013 (in millions):

	December 31, 2012		March 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Floating rate debt	$3,803	$3,826	$3,702	$3,740
Fixed rate debt	2,859	3,023	2,860	3,018

The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, to the extent the underlying liability will be settled in cash, approximate carrying values because of the short-term nature of these instruments. The derivative financial instruments are carried at fair value. The fair value of the Company’s floating rate and fixed rate long-term debt (Level 2) is determined using actual market quotes and benchmark yields received from independent vendors.

6. Fair Value Measurements:

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2012 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents—money market funds	$227	$—	$—	$227
Currency forward contracts	—	4	—	4

Total	$227	$4	$—	$231

Liabilities
Interest rate swap agreements and other	$—	$4	$—	$4

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2011 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents—money market funds	$351	$—	$—	$351

Liabilities
Interest rate swap agreements and other	$—	$15	$—	$15

A Level 1 fair value measure is based upon quoted prices in active markets for identical assets or liabilities. A Level 2 fair value measure is based upon quoted prices for similar assets and liabilities in active markets or inputs that are observable. A Level 3 fair value measure is based upon inputs that are unobservable (for example, cash flow modeling inputs based on assumptions).

Cash and cash equivalents—money market funds is recognized and measured at fair value in the Company’s financial statements. Fair values of the interest rate swap agreements are calculated using a discounted cash flow model using observable applicable market swap rates and assumptions and are compared to market valuations obtained from brokers.

The Company uses currency forward contracts to manage its exposure to fluctuations in costs caused by variations in Indian Rupee (“INR”) exchange rates. These INR forward contacts are designated as cash flow hedges. The fair value of these currency forward contracts is determined using currency exchange market rates, obtained from reliable, independent, third party banks, at the balance sheet date. This fair value of forward contracts is subject to changes in currency exchange rates. The Company has no ineffectiveness related to its use of currency forward contracts. The fair value of the INR forward contracts was an asset of $4 million at December 31, 2012 and a liability of $3 million at December 31, 2011.

Certain assets and liabilities are measured on a non-recurring basis and, in recent years, the only asset or liability to be measured on a non-recurring basis is goodwill where a step-two test was required. In 2012, goodwill with a carrying value of $914 million was written down to a fair value of $529 million due to the recognition of a $385 million impairment loss, which is reflected in continuing operations and discussed further in Note 1.

The fair value of goodwill is categorized in Level 3, fair value measurement using significant unobservable inputs, and is estimated by a combination of (i) discounted cash flows based on projected earnings in the future (the income approach) and (ii) a comparative analysis of revenue and EBITDA multiples of public companies in similar markets (the market approach). This requires the use of various assumptions including projections of future cash flows, perpetual growth rates and discount rates.

The following table summarizes assets and liabilities measured at fair value on a non-recurring basis at December 31, 2012 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3
Assets
Goodwill	$—	$—	$529

In 2010, goodwill with a carrying value of $888 million was written down to a fair value of $560 million due to the recognition of a $328 million impairment loss, of which $205 million is reflected in continuing operations and $123 million is reflected in discontinued operations as discussed further in Notes 1 and 2. If the Company had not recorded the incorrect adjustment to reduce goodwill and deferred income tax liabilities in 2009, the carrying value in 2010 of goodwill related to the reporting units that incurred the goodwill impairment would have been $12 million higher, resulting in an incremental $12 million impairment charge in 2010. The incremental goodwill impairment charge was recorded in 2011.

The following table summarizes assets and liabilities measured at fair value on a non-recurring basis at December 31, 2010 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3
Assets
Goodwill	$—	$—	$560

Fair Value of Financial Instruments

The following table presents the carrying amount and estimated fair value of the Company’s debt, including current portion and excluding the interest rate swaps (in millions):

	December 31, 2011		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Floating rate debt	$4,472	$4,372	$3,803	$3,826
Fixed rate debt	3,357	3,454	2,859	3,023

The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, to the extent the underlying liability will be settled in cash, approximate carrying values because of the short-term nature of these instruments. The derivative financial instruments are carried at fair value. The fair value of the Company’s floating rate and fixed rate long-term debt (Level 2) is determined using actual market quotes and benchmark yields received from independent vendors.

Dividend	12 Months Ended
Dec. 31, 2012
Dividend

7. Dividend

In December 2012, SunGard borrowed $720 million (see Note 5) and used the net proceeds, along with available cash, to finance a preferred stock dividend by SCCII of approximately $718 million, or $72.80 per preferred share (equivalent to $3.64 per Unit, as defined in Note 8). As a result of the dividend, under the terms of various equity award agreements and the SCC and SCCII Dividend Rights Plan, SCC was required to make dividend-equivalent cash payments of up to approximately $30 million to equity award holders. Of the $30 million, approximately $6 million was paid in December 2012 and the remaining balance will be paid over approximately five years, subject to vesting of the underlying equity awards. The total dividend and dividend-equivalents paid in 2012 was $724 million. In order to affect this transaction, SDS declared a dividend of approximately $747 million through holding companies ultimately to SCCII, which in turn declared a dividend of approximately $718 million to the holders of the preferred stock and a dividend of approximately $30 million, representing the amount of the dividend-equivalent cash payments, to SCC as the sole holder of the common stock. Also as a result of the dividend, all outstanding options on Units, except for the options with an exercise price of $4.50 per Unit, were modified to reduce the exercise price by $3.64 per Unit. There was no incremental stock compensation expense as a result of the dividend.

Stock Option and Award Plans and Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Option and Award Plans and Stock-Based Compensation

8. Stock Option and Award Plans and Stock-Based Compensation:

The SunGard 2005 Management Incentive Plan (“Plan”) as amended from time to time was established to provide long-term equity incentives. The Plan authorizes the issuance of equity subject to awards made under the Plan for up to 70 million shares of Class A common stock and 7 million shares of Class L common stock of SCC and 2.5 million shares of preferred stock of SCCII.

Under the Plan, awards of time-based and performance-based options have been granted to purchase “Units” in the Parent Companies. Each “Unit” consists of 1.3 shares of Class A common stock and 0.1444 shares of Class L common stock of SCC and 0.05 shares of preferred stock of SCCII. The shares comprising a Unit are in the same proportion as the shares issued to all stockholders of the Parent Companies. Options for Units cannot be separately exercised for the individual classes of stock. Beginning in 2007, hybrid equity awards generally were granted under the Plan, which awards are composed of restricted stock units (“RSUs”) for Units in the Parent Companies and options to purchase Class A common stock in SCC. Currently, equity awards are granted for RSUs. All awards under the Plan are granted at fair market value on the date of grant.

Time-based options granted generally vest over four or five years with monthly or annual vesting depending on the timing of the grant. Performance-based options and RSUs are earned upon the attainment of certain annual or cumulative earnings goals based on Internal EBITA (defined as operating income before amortization of acquisition-related intangible assets, stock compensation expense and certain other items) or Internal Adjusted EBITDA (defined as operating income before amortization of acquisition-related intangible assets, stock compensation expense, depreciation and amortization and certain other items) targets for the Company, depending on the date of grant, during a specified performance period. For awards granted prior to May 2011, the performance period was generally five years. For awards granted after May 2011, the performance period is generally 12 or 18 months at the end of which a portion of what was earned vests and the remainder of what was earned vests monthly or annually over a period of years. Time-based and performance-based options can partially or fully vest upon a change of control and certain other termination events, subject to certain conditions, and expire ten years from the date of grant. Once vested, time-based and performance-based RSUs become payable in shares upon the first to occur of a change of control, separation from service without cause, or the date that is five years (ten years for certain performance-based RSUs) after the date of grant.

During the second quarter of 2010, the Company amended the terms of all unvested performance awards outstanding with performance periods after 2010 by reducing the performance targets for those periods to the budgeted Internal EBITA for the applicable year. All 280 award holders participated in the amendments, and there was no expense recognized as a result of the modification.

The total fair value of options that vested for 2010, 2011 and 2012 was $18 million, $8 million and $4 million, respectively. The total fair value of RSUs that vested for the years 2010, 2011 and 2012 was $13 million, $22 million and $36 million, respectively. At December 31, 2011 and 2012, approximately 1.6 million and 2.5 million RSUs, respectively, were vested.

The fair value of option Units granted in each year using the Black-Scholes pricing model and related assumptions follow:

	Year ended December 31,
	2010	2011	2012
Weighted-average fair value on date of grant	$7.37	$9.76	$7.84
Assumptions used to calculate fair value:
Volatility	36%	43%	43%
Risk-free interest rate	1.9%	1.6%	0.6%
Expected term	5.0 years	5.0 years	5.0 years
Dividends	zero	zero	zero

The fair value of Class A options granted in each year using the Black-Scholes pricing model and related assumptions follow:

Year ended December 31,
2010
Weighted-average fair value on date of grant	$0.23
Assumptions used to calculate fair value:
Volatility	156%
Risk-free interest rate	2.1%
Expected term	5.0 years
Dividends	zero

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Since the Company is not publicly traded, the Company utilizes equity valuations based on (a) stock market valuations of public companies in comparable businesses, (b) recent transactions involving comparable companies and (c) any other factors deemed relevant. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatilities are based on implied volatilities from market comparisons of certain publicly traded companies and other factors. The expected term of stock options granted is derived from historical experience and expectations and represents the period of time that stock options granted are expected to be outstanding. The requisite service period is generally four or five years from the date of grant.

For 2010, 2011 and 2012, the Company included stock compensation expense of $29 million, $33 million and $38 million, respectively, in sales, marketing and administration expenses (in continuing operations). In 2010 and 2011, the Company included stock compensation expense of $2 million in income (loss) from discontinued operations. At December 31, 2012, there is approximately $3 million and $63 million, respectively, of unearned non-cash stock-based compensation related to time-based options and RSUs that the Company expects to record as expense over a weighted average of 3.5 and 3.9 years, respectively. In addition, at December 31, 2012, there is approximately $6 million and $26 million, respectively, of unearned non-cash stock-based compensation related to performance-based options and RSUs that the Company could record as expense over a weighted average of 1.3 and 3.1 years, respectively, depending on the level of achievement of financial performance goals. Included in the performance award amounts above are approximately 67,000 option Units ($0.4 million), 43,000 class A options ($0.008 million) and 308,000 RSUs ($6 million) that were earned during 2010 and 2012, but that will vest monthly during 2013 through 2015. For time-based options and RSUs, compensation expense is recorded on a straight-line basis over the requisite service period of four or five years. For performance-based options and RSUs, recognition of compensation expense starts when the achievement of financial performance goals becomes probable and is recorded over the remaining service period.

The following table summarizes option/RSU activity:

	Units
	Options (in millions)	Weighted- Average Exercise Price		RSUs (in millions)	Weighted- Average Grant Date Fair Value	Class A Options (in millions)	Weighted- Average Exercise Price
Outstanding at December 31, 2009	28.0	$16.46		5.0	$21.87	12.5	$1.86
Granted	0.2	21.32		2.3	21.23	2.0	0.25
Exercised / released	(0.7)	11.94		(0.1)	22.86	—
Canceled	(1.3)	18.09		(0.8)	22.16	(2.1)	1.97

Outstanding at December 31, 2010	26.2	16.54		6.4	21.59	12.4	1.58
Granted	0.2	24.74		2.4	24.40	—
Exercised / released	(2.0)	10.39		(0.3)	21.92	—
Canceled	(4.2)	18.05		(0.9)	21.41	(2.4)	1.48

Outstanding at December 31, 2011	20.2	16.93		7.6	22.50	10.0	1.60
Granted	0.2	20.67		2.9	20.62	—
Exercised / released	(2.5)	11.11		(0.8)	21.57	—
Canceled	(1.8)	19.04		(1.6)	21.61	(3.4)	1.40

Outstanding at December 31, 2012	16.1	14.01	(1)	8.1	22.09	6.6	1.71

(1)	Weighted-average exercise price has been adjusted to reflect the reduction in the exercise price of all outstanding option units, other than options with an exercise price of $4.50 per Unit, by $3.64 per Unit at the date of the declaration of the preferred stock dividend (see Note 7).

Included in the table above are 2.0 million option Units (weighted-average exercise price of $14.82), 0.8 million RSUs (weighted-average grant-date fair value of $22.24) and 1.6 million Class A options (weighted-average exercise price of $1.90) that have not vested and for which the performance period has ended. These options and RSUs may be canceled in the future.

Shares available for grant under the 2005 plan at December 31, 2012 were approximately 28.5 million shares of Class A common stock and 3.1 million shares of Class L common stock of SunGard Capital Corp. and 1.2 million shares of preferred stock of SunGard Capital Corp. II.

The total intrinsic value of options exercised during the years 2010, 2011 and 2012 was $7 million, $25 million and $22 million, respectively.

Cash proceeds received by SCC, including proceeds received by SCCII, from exercise of stock options was $1 million, $0.3 million and $0.2 million in 2010, 2011 and 2012, respectively. Cash proceeds received by SCCII from exercise of stock options were $0.4 million in 2010, $0.08 million in 2011 and $0.04 million in 2012. Cash proceeds received by SCC, including proceeds received by SCCII, from purchases of stock were $6 million in 2011. Cash proceeds received by SCCII from purchases of stock were $3 million in 2011.

The tax benefit from options exercised during 2010, 2011 and 2012 was $2 million, $9 million and $7 million, respectively. The tax benefit from release of RSUs during 2010, 2011 and 2012 was $0.8 million, $2 million and $6 million, respectively. The tax benefit is realized by SCC since SCC files as a consolidated group which includes SCCII and SunGard.

The following table summarizes information as of December 31, 2012 concerning options for Units and Class A shares that have vested and that are expected to vest in the future:

	Vested and Expected to Vest			Exercisable
Exercise Price	Number of Options Outstanding (in millions)	Weighted-average Remaining Life (years)	Aggregate Intrinsic Value (in millions)	Number of Options (in millions)	Weighted-average Remaining Life (years)	Aggregate Intrinsic Value (in millions)
Units
$4.50	0.86	1.7	$10	0.86	1.7	$10
14.36-21.10	12.47	3.1	25	12.00	2.9	25
Class A Shares
0.21-0.44	1.94	7.0	—	1.27	6.9	—
1.41	0.49	5.9	—	0.42	5.9	—
2.22-3.06	2.31	5.3	—	2.18	5.3	—

Savings Plans	12 Months Ended
Dec. 31, 2012
Savings Plans

9. Savings Plans:

The Company and its subsidiaries maintain savings and other defined contribution plans. Certain of these plans generally provide that employee contributions are matched with cash contributions by the Company subject to certain limitations including a limitation on the Company’s contributions to 4% of the employee’s compensation. Total expense for continuing operations under these plans aggregated $56 million in 2010, $61 million in 2011 and $57 million in 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

10. Income Taxes:

The continuing operations provision (benefit) for income taxes for 2010, 2011 and 2012 consisted of the following (in millions):

	SunGard
	2010	2011	2012
Current:
Federal	$(41)	$(26)	$(21)
State	3	4	9
Foreign	53	60	54

Total current	15	38	42

Deferred:
Federal	(63)	(103)	(54)
State	(8)	(39)	3
Foreign	(13)	(14)	(29)

Total deferred	(84)	(156)	(80)

Total	$(69)	$(118)	$(38)

Income (loss) from continuing operations before income taxes for 2010, 2011 and 2012 consisted of the following (in millions):

	SunGard
	2010	2011	2012
U.S. operations	$(641)	$(341)	$(531)
Foreign operations	158	154	96

	$(483)	$(187)	$(435)

Differences between income tax expense (benefit) at the U.S. federal statutory income tax rate of 35% and the Company’s continuing operations effective income tax rate for 2010, 2011 and 2012 were as follows (in millions):

	SunGard
	2010	2011	2012
Tax at federal statutory rate	$(169)	$(65)	$(152)
State income taxes, net of federal benefit	3	(6)	(2)
Foreign taxes, net of U.S. foreign tax credit(1)	(6)	(20)	(12)
Tax rate changes(2)	(13)	(31)	7
Nondeductible goodwill impairment charge	68	17	118
Nondeductible expenses	5	6	3
Change in uncertain tax positions(3)	—	(1)	12
Research and development credit	(2)	(3)	—
U.S. income taxes on non-U.S. unremitted earnings	45	(11)	(20)
Other, net	—	(4)	8

	$(69)	$(118)	$(38)

Effective income tax rate	14%	63%	9%

(1)	Includes foreign taxes, dividends and the rate differential between U.S. and foreign countries. Also includes a favorable adjustment in 2011 of $4 million related to foreign tax credits not previously recognized, and includes $6 million, $8 million and $6 million in 2010, 2011 and 2012, respectively, related to benefits of a temporary reduction in statutory tax rates. These temporary tax rates expire between 2012 and 2024.
(2)	During 2011, the Company determined that a 2009 adjustment was incorrect and reversed it, thereby increasing the deferred tax liability and goodwill balances. The Company recorded an income tax benefit of $35 million reflecting the amortization of the deferred income tax liability which benefit would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made (see goodwill discussion in Note 1).
(3)	In 2012, the change in uncertain tax positions recorded in continuing operations was $12 million which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.

Deferred income taxes are recorded based upon differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating and tax credit carryforwards. Deferred income tax assets and liabilities at December 31, 2011 and 2012 consisted of the following (in millions):

	SunGard
	December 31, 2011	December 31, 2012
Current:
Trade receivables	$14	$9
Accrued expenses, net	9	28
Tax credit carryforwards	55	29
Outside basis difference	(135)	—

Total current deferred income tax asset (liability)	(57)	66
Valuation allowance	(14)	(17)

Net current deferred income tax asset (liability)	(71)	49
Less: amounts classified as related to discontinued operations	(5)	—

Net current deferred income tax asset (liability)—continuing operations	$(76)	$49

Long-term:
Property and equipment	$7	$(22)
Intangible assets	(1,302)	(1,083)
Net operating loss carryforwards	111	101
Stock compensation	60	56
U.S. income taxes on non-U.S. unremitted earnings	(40)	(20)
Other, net	(2)	(10)

Total long-term deferred income tax liability	(1,166)	(978)
Valuation allowance	(52)	(48)

Net long-term deferred income tax liability	(1,218)	(1,026)
Less: amounts classified as related to discontinued operations	101	—

Net long-term deferred income tax asset (liability)—continuing operations	$(1,117)	$(1,026)

The deferred income tax assets and liabilities include amounts classified as related to discontinued operations on the face of the financial statements for the year ended December 31, 2011.

The Company recorded a $135 million deferred tax liability as of December 31, 2011 related to the book-over-tax basis difference in a Higher Education subsidiary. The deferred tax provision was reflected in discontinued operations. Upon completion of the sale of Higher Education in the first quarter of 2012, the deferred tax liability was reversed.

As of December 31, 2012 the Company has net operating loss carryforwards, the tax effect of which is $101 million, which consist of $17 million for U.S. federal income tax purposes, $22 million for U.S. state income tax purposes and $62 million for foreign income tax purposes. The tax benefit recorded for net operating losses, net of valuation allowance, is $45 million, which consists of $10 million for U.S. federal income tax purposes, $12 million for U.S. state income tax purposes and $23 million for foreign income tax purposes. These tax loss carryforwards expire through 2032 and utilization is limited in certain jurisdictions. Some foreign losses have indefinite carryforward periods.

The valuation allowances of $66 million and $65 million at December 31, 2011 and 2012, respectively, were primarily related to federal, state and foreign net operating loss carryforwards that, in the judgment of management, are not more-likely-than-not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income and the reversal of deferred tax liabilities over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2011 and 2012. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Foreign tax credit carryforwards of $55 million and $29 million in 2011 and 2012, respectively, can be carried forward up to 10 years and expire through 2021. No valuation allowance has been recorded against this deferred tax asset as the Company believes it will more likely than not be realized prior to its expiration.

A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	2010	2011	2012
Balance at beginning of year	$38	$37	$22
Additions for tax positions of prior years	17	1	22
Reductions for tax positions of prior years	(4)	(1)	—
Additions for tax positions of current year	4	2	50
Settlements for tax positions of prior years	(18)	(17)	—

Balance at end of year	$37	$22	$94

As of December 31, 2012 the Company had unrecognized tax benefits of approximately $94 million which if recognized, would favorably affect the effective tax rate. Included in prepaid and other assets are amounts that would partially offset the impact on the effective tax rate. Increases in 2012 relate primarily to state income tax related matters. Included in the balance of unrecognized tax benefits at December 31, 2012 is approximately $4 million (net of federal benefit) of accrued interest and penalties. The Company recognizes interest and penalties in income tax expense.

Tax years after 2006 remain open for examination by the Internal Revenue Service, although years 2007 and 2008 are effectively settled. The Internal Revenue Service is currently auditing tax years 2009 and 2010. In addition, tax years after 2003 remain open for audit by various state, local and foreign jurisdictions. The Company anticipates that it is reasonably possible that between $0 and $35 million of unrecognized tax benefits may be resolved within the next 12 months.

During the fourth quarter of 2012 as a result of debt refinancing activities, the Company reevaluated the earnings of all its foreign subsidiaries and those that could be expected to be permanently reinvested outside the U.S. The Company determined that certain of its foreign subsidiaries earnings are permanently reinvested. The recognition of U.S. income tax is required when earnings of the foreign subsidiaries are not considered permanently reinvested outside the U.S. As of December 31, 2011 and 2012, the Company provided a deferred income tax liability of approximately $40 million and $20 million, respectively for non-U.S. withholding and U.S. income taxes associated with the future repatriation of earnings for certain non-U.S. subsidiaries. The Company has not provided deferred taxes on approximately $100 million of undistributed earnings of non-U.S. subsidiaries at December 31, 2012. Quantification of the deferred tax liability, if any, associated with permanently reinvested earnings is not practicable.

Employee Termination Benefits and Facility Closures	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee Termination Benefits and Facility Closures

9. Employee Termination Benefits and Facility Closures:

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred through March 31, 2013 (in millions):

	Balance 12/31/2012	Expense	Paid	Other Adjustments*	Balance 3/31/2013
Workforce-related	$32	$4	$(10)	$(3)	$23
Facilities	22	1	(2)	—	21

Total	$54	$5	$(12)	$(3)	$44

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.

The workforce related actions are expected to be paid out over the next 18 months (the majority within 12 months). The facilities accruals are for ongoing obligations to pay rent for vacant space and are net of sublease reserves. The lengths of these obligations vary by lease with the majority ending in 2019.

11. Employee Termination Benefits and Facility Closures:

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred during 2012 (in millions):

	Balance 12/31/2011	Expense	Paid	Other Adjustments*	Balance 12/31/2012
Workforce-related	$36	$42	$(42)	$(4)	$32
Facilities	12	12	(2)	—	22

Total	$48	$54	$(44)	$(4)	$54

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.

The workforce related actions are expected to be paid out over the next 18 months (the majority within 12 months). The facilities accruals are for ongoing obligations to pay rent for vacant space and are net of sublease reserves. The lengths of these obligations vary by lease with the majority ending in 2019. The $22 million of facilities reserves is included in the future minimum rentals under operating leases (see Note 14).

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information

8. Segment Information:

The Company has three reportable segments: FS, AS and PS&E. The Company evaluates the performance of its segments based on Segment Internal Adjusted EBITDA. Segment Internal Adjusted EBITDA, a non-GAAP measure, is defined as operating income before the following items:

•	depreciation and amortization,

•	amortization of acquisition-related intangible assets,

•	goodwill impairment,

•	severance and facility closure charges,

•	stock compensation,

•	management fees, and

•	certain other costs.

While these charges may be recurring, management excludes them in order to better analyze the segment results and evaluate the segment performance. This analysis is used extensively by management and is also used to communicate the segment results to the Company’s board of directors. In addition, management reviews Internal Adjusted EBITDA and Segment Internal Adjusted EBITDA on a constant currency basis, especially when comparing to the prior year results. While Internal Adjusted EBITDA and Segment Internal Adjusted EBITDA are useful for analysis purposes, they should not be considered as alternatives to the Company’s reported GAAP results. Also, Internal Adjusted EBITDA and Segment Internal Adjusted EBITDA may not be comparable to similarly titled measures used by other companies. Internal Adjusted EBITDA and Segment Internal Adjusted EBITDA are similar, but not identical, to adjusted EBITDA as defined in the Credit Agreement for purposes of SunGard’s debt covenants. The operating results for the three months ended March 31, 2013 for each segment follow (in millions):

Three Months Ended March 31, 2013	FS	AS	PS&E	Sum of segments
Revenue	$600	$345	$50	$995
Internal Adjusted EBITDA	130	105	14	249
Internal Adjusted EBITDA margin	21.6%	30.5%	29.1%	25.1%

Year to year revenue change	(3)%	(3)%	(1)%	(3)%
Year to year Internal Adjusted EBITDA change	3%	(6)%	(12)%	(2)%

Year to year revenue change at constant currency	(3)%	(3)%	(1)%	(3)%
Year to year Internal Adjusted EBITDA change at constant currency	2%	(6)%	(12)%	(3)%

Reconciliation of Segment Internal Adjusted EBITDA to income (loss) from continuing operations before income taxes:

2013
Internal Adjusted EBITDA (sum of segments)	$249
Corporate	(13)
Depreciation (1)	(73)
Amortization of acquisition-related intangible assets	(87)
Severance and facility closure costs	(3)
Stock compensation expense	(11)
Management fees	(2)
Other costs (included in operating income)	(4)
Interest expense, net	(108)
Loss on extinguishment of debt	(5)
Other income (expense)	1

Income (loss) from continuing operations before income tax	$(56)

Depreciation and amortization and capital expenditures by segment follow (in  millions):

Three Months Ended March 31, 2013	FS	AS	PS&E	Sum of segments	Corporate	Total
Capital expenditures	$21	$23	$2	$46	$—	$46
Depreciation(1)	22	49	2	73	—	73
Amortization of acquisition-related intangible assets	44	39	4	87	—	87

The operating results for the three months ended March 31, 2012 for each  segment follow (in millions):

Three Months Ended March 31, 2012	FS	AS	PS&E	Sum of segments
Revenue	$618	$355	$51	$1,024
Internal Adjusted EBITDA	126	113	16	255
Internal Adjusted EBITDA margin	20.4%	31.7%	32.7%	24.9%

Reconciliation of Internal Adjusted EBITDA to income (loss) from continuing operations before income taxes:

2012
Internal Adjusted EBITDA (sum of segments)	$255
Corporate	(14)
Depreciation(1)	(71)
Amortization of acquisition-related intangible assets	(101)
Severance and facility closure costs	(2)
Stock compensation expense	(11)
Management fees	(2)
Other costs (included in operating income)	(2)
Interest expense, net	(122)
Loss on extinguishment of debt	(15)
Other income (expense)	2

Income (loss) from continuing operations before income tax	$(83)

Depreciation and amortization and capital expenditures by segment follow (in  millions):

Three Months Ended March 31, 2012	FS	AS	PS&E	Sum of segments	Corporate	Total
Capital expenditures	$20	$38	$2	$60	$—	$60
Depreciation(1)	21	48	2	71	—	71
Amortization of acquisition-related intangible assets	53	43	5	101	—	101

(1)  Includes amortization of capitalized software.

12. Segment Information:

The Company has three reportable segments: FS, AS and Other. FS primarily serves financial services companies through a broad range of software solutions that process their investment and trading transactions. The principal purpose of most of these systems is to automate the many detailed processes associated with trading securities, managing investment portfolios and accounting for investment assets.

AS helps its customers maintain access to the information and computer systems they need to run their businesses by providing them with cost-effective resources to keep their IT systems reliable and secure. AS offers a complete range of availability services, including recovery services, managed services, consulting services and business continuity management software.

Other primarily provides software and processing solutions designed to meet the specialized needs of local, state and federal governments, public safety and justice agencies, public schools, utilities, non-profits and other public sector institutions.

During the fourth quarter of 2012, the Company changed its measurement for segment performance from EBITA (defined as operating income before amortization of acquisition-related intangible assets, stock compensation expense and certain other items) to segment internal adjusted EBITDA. Segment internal adjusted EBITDA, a non-GAAP measure, is defined as operating income before the following items:

•	depreciation and amortization,

•	amortization of acquisition-related intangible assets,

•	goodwill impairment,

•	severance and facility closure charges,

•	stock compensation,

•	management fees, and

•	certain other costs.

While these charges may be recurring, management excludes them in order to better analyze the segment results and evaluate the segment performance. This analysis is used extensively by management and is also used to communicate the segment results to the Company’s board of directors. While Internal Adjusted EBITDA and segment Internal Adjusted EBITDA are useful for analysis purposes, they should not be considered as alternatives to the Company’s reported GAAP results. Also, Internal Adjusted EBITDA and segment Internal Adjusted EBITDA may not be comparable to similarly titled measures used by other companies. Segment internal adjusted EBITDA is similar, but not identical, to adjusted EBITDA as defined in the Credit Agreement for purposes of SunGard’s debt covenants. The operating results for each segment follow (in millions):

	Year ended December 31,
	2010	2011	2012
Revenue:
Financial Systems	$2,754	$2,776	$2,654
Availability Services	1,469	1,460	1,405
Other segment	214	204	204

Total operating segments’ revenue	4,437	4,440	4,263
Corporate and other	—	—	—

Total revenue	$4,437	$4,440	$4,263

Depreciation and amortization:
Financial Systems	$82	$83	$88
Availability Services	190	180	191
Other segment	6	7	7

Total operating segments’ depreciation and amortization	278	270	286
Corporate and other	—	1	1

Total depreciation and amortization	$278	$271	$287

Segment internal adjusted EBITDA and reconciliation to income (loss) from continuing operations before income taxes:
Financial Systems	$708	$720	$738
Availability Services	527	508	480
Other segment	69	63	66

Total operating segments’ internal adjusted EBITDA	1,304	1,291	1,284
Corporate and other(1)	(1,787)	(1,478)	(1,719)

Income (loss) from continuing operations before income taxes	$(483)	$(187)	$(435)

Cash paid for property, equipment and purchased software:
Financial Systems	$93	$89	$89
Availability Services	196	178	162
Other segment	8	5	7

Total operating segments’ cash paid for property, equipment and purchased software	297	272	258
Corporate and other	1	4	2

Total cash paid for property, equipment and purchased software	$298	$276	$260

(1)	The components of corporate and other are as follows:

	Year ended December 31,
	2010		2011		2012
Corporate	$(64)		$(70)		$(44)
Depreciation and amortization	(278)		(271)		(287)
Amortization of acquisition-related intangible assets	(448)		(435)		(385)
Goodwill impairment	(205)		(48)		(385)
Severance and facility closure costs	(30	)(2)	(65	)(3)	(50	)(4)
Stock compensation expense	(29)		(33)		(38)
Management fees	(16)		(12)		(14)
Other costs (included in operating income)	(30)		(20)		(7)
Interest expense, net	(636)		(521)		(427)
Loss on extinguishment of debt	(58)		(3)		(82)
Other income	7		—		—

Total Corporate and other	$(1,787)		$(1,478)		$(1,719)

(2)	Includes $13 million, $14 million and $2 million of severance in FS, AS and Other, respectively. Also, includes $1 million of lease exit costs in FS.
(3)	Includes $36 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively.
(4)	Includes $30 million, $4 million, $2 million, and $1 million of severance in FS, AS, Other and corporate, respectively. Also, includes $12 million of lease exit costs in FS.

The total assets for each segment follow (in millions):

	December 31,
	2011	2012
Total Assets:
Financial Systems	$8,661	$6,297
Availability Services	3,793	3,300
Other segment	776	834
Corporate and Other adjustments(5)	(680)	(413)

Total Assets	$12,550	$10,018

(5)	Includes items that are eliminated in consolidation, deferred income taxes and the assets of the Company’s discontinued operations of $1,350 million in 2011.

Amortization of acquisition-related intangible assets by segment follows (in millions):

	Year ended December 31,
	2010	2011		2012
Amortization of acquisition-related intangible assets:
Financial Systems	$256	$243	(6)	$202
Availability Services	171	172		165
Other segment	20	19		17
Corporate	1	1		1

Total amortization of acquisition-related intangible assets	$448	$435		$385

(6)	Includes approximately $7 million of impairment charges related to software and customer base.

The Company’s revenue by customer location follows (in millions):

	Year ended December 31,
	2010	2011	2012
United States	$2,991	$2,828	$2,719

International:
United Kingdom	451	451	435
Continental Europe	529	626	574
Asia/Pacific	244	263	273
Canada	165	173	168
Other	57	99	94

	1,446	1,612	1,544

	$4,437	$4,440	$4,263

The Company’s property and equipment by geographic location follows (in millions):

	December 31, 2011	December 31, 2012
United States	$593	$578
International:
United Kingdom	169	162
Continental Europe	59	62
Canada	38	38
Asia/Pacific	31	31
Other	3	3

	$893	$874

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

10. Related Party Transactions:

In accordance with the Management Agreement between the Company and affiliates of the Sponsors, the Company recorded $2 million of management fees in sales, marketing and administration expenses during the three months ended March 31, 2012 and 2013, respectively. At December 31, 2012 and March 31, 2013, $4 million and $2 million, respectively, was included in other accrued expenses.

During the first quarter of 2012, in connection with the sale of HE, the Company paid the Sponsors $17.8 million of management fees, which are included in the results of discontinued operations.

In each of March 2012 and 2013, Goldman Sachs & Co. and/or its respective affiliates received fees of approximately $1 million in connection with amendments of SunGard’s Credit Agreement in each year.

13. Related Party Transactions:

SunGard is required to pay management fees to affiliates of the Sponsors in connection with management consulting services provided to SunGard and the Parent Companies. These services include financial, managerial and operational advice and implementation strategies for improving the operating, marketing and financial performance of SunGard and its subsidiaries. The management fees are equal to 1% of quarterly Adjusted EBITDA, defined as earnings before interest, taxes, depreciation and amortization and goodwill impairment, further adjusted to exclude unusual items and other adjustments as defined in the management agreement, and are payable quarterly in arrears. In addition, these affiliates of the Sponsors may be entitled to additional fees in connection with certain financing, acquisition, disposition and change in control transactions. For the years ended December 31, 2010, 2011 and 2012, SunGard recorded $16 million, $12 million and $14 million, respectively, relating to management fees in continuing operations in the statement of comprehensive income, of which $4 million, is included in other accrued expenses at December 31, 2011 and 2012. In addition, for the years ended December 31, 2010, 2011 and 2012, SunGard recorded $2 million, $1 million and $18 million, respectively, relating to management fees in discontinued operations in the statement of comprehensive income.

One of the Company’s Sponsors, Goldman Sachs & Co. and/or its respective affiliates, served as a joint book-running manager in connection with SunGard’s 2010 debt offering of $900 million Senior Notes due 2018 and $700 million Senior Notes due 2020. In connection with serving in such capacity, Goldman Sachs & Co. was paid $10 million for customary fees and expenses.

In March 2012, Goldman Sachs & Co. and/or its respective affiliates received fees in connection with the amendment and restatement of SunGard’s Credit Agreement, in November 2012, Goldman Sachs & Co. and/or its respective affiliates, received fees in connection with SunGard’s 2012 Senior Subordinated Notes issuance and in December 2012, Goldman Sachs & Co. and/or its respective affiliates received fees in connection with the amendment and restatement of SunGard’s Credit Agreement. In connection with these transactions, Goldman Sachs & Co. was paid approximately $3 million.

The Company’s Sponsors and/or their respective affiliates have from time to time entered into, and may continue to enter into, arrangements with SunGard to use its products and services, or for SunGard to use the Sponsors affiliates’ products and services, in the ordinary course of business, which often result in revenues or costs to SunGard in excess of $120,000 annually. These transactions are entered into at arms-length.

Commitments, Contingencies and Guarantees	12 Months Ended
Dec. 31, 2012
Commitments, Contingencies and Guarantees

14. Commitments, Contingencies and Guarantees:

The Company leases a substantial portion of its computer equipment and facilities under operating leases. The Company’s leases are generally non-cancelable or cancelable only upon payment of cancellation fees. All lease payments are based on the passage of time, but include, in some cases, payments for insurance, maintenance and property taxes. There are no bargain purchase options on operating leases at favorable terms, but most facility leases have one or more renewal options and have either fixed or Consumer Price Index escalation clauses. Certain facility leases include an annual escalation for increases in utilities and property taxes. In addition, certain facility leases are subject to restoration clauses, whereby the facility may need to be restored to its original condition upon termination of the lease. There were a combined $35 million of restoration liabilities included in accrued expenses and other long term liabilities at December 31, 2012.

Future minimum rentals under operating leases with initial or remaining non-cancelable lease terms in excess of one year for continuing operations at December 31, 2012 follow (in millions):

2013	$178
2014	163
2015	132
2016	115
2017	96
Thereafter	310

$994

Rent expense from continuing operations aggregated to $232 million in 2010, $233 million in 2011 and $213 million in 2012. At December 31, 2012, the Company had unconditional purchase obligations of approximately $223 million and $36 million of outstanding letters of credit and bid bonds issued primarily as security for performance under certain customer contracts.

In the event that the management agreement described in Note 13 is terminated by the Sponsors (or their affiliates) or SunGard and its Parent Companies, the Sponsors (or their affiliates) will receive a lump sum payment equal to the present value of the annual management fees that would have been payable for the remainder of the term of the management agreement. The initial term of the management agreement is ten years, and it extends annually for one year unless the Sponsors (or their affiliates) or SunGard and its Parent Companies provide notice to the other. The initial ten year term expires August 11, 2015.

The Company is presently a party to certain lawsuits arising in the ordinary course of its business. In the opinion of management, none of its current legal proceedings are expected to have a material impact on the Company’s business or financial results. The Company’s customer contracts generally include typical indemnification of customers, primarily for intellectual property infringement claims. Liabilities in connection with such obligations have not been material.

The Company has had patent infringement lawsuits filed against it or certain of its customers claiming that certain of its products infringe the intellectual property rights of others. Adverse results in these lawsuits may include awards of substantial monetary damages, costly royalty or licensing agreements, or limitations on the Company’s ability to offer certain features, functionalities, products, or services, and may also cause the Company to change its business practices, and require development of non-infringing products or technologies, which could result in a loss of revenues and otherwise harm the Company’s business. Also, certain agreements with previously owned businesses of the Company require indemnification to the new owners for certain matters as part of the sale of those businesses.

The Company evaluates, on a regular basis, developments in its legal matters. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred, and the amount can be reasonably estimated. At December 31, 2012, the Company has not accrued for any outstanding patent infringement, indemnification or other legal matters.

In its outstanding legal matters for which it has not made an accrual, but for which it is reasonably possible that a loss may occur, the Company is unable to estimate a range of loss due to various reasons, including, among others: (1) that the proceedings are in early stages, (2) that there is uncertainty as to the outcome of pending appeals, motions, or settlements, (3) that there are significant factual issues to be resolved, and (4) that there are novel legal issues presented. Such legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. Based on current knowledge, the Company believes that the final outcome of the matters discussed above will not, individually or in the aggregate, have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. While the Company intends to vigorously defend these matters, in light of the uncertainties involved in such matters, there exists the possibility of adverse outcomes, and the final outcome of a particular matter could have a material adverse effect on results of operations or cash flows in a particular period.

The Company has recorded a reserve for unrecognized tax benefits for certain matters. Also, the Company is under examination in various federal, state and local and foreign jurisdictions related to income and non-income tax matters. Based on current knowledge, the Company believes that resolution of these matters, giving recognition to the reserve for unrecognized tax benefits, will not have a materially adverse impact on its business, consolidated financial position, results of operations or cash flows.

Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited)

15. Quarterly Financial Data (unaudited):

	First Quarter	Second Quarter	Third Quarter		Fourth Quarter
2011
Revenue	$1,073	$1,116	$1,097		$1,154
Gross profit (1)	591	647	632		722
Income (loss) before income taxes	(89)	(50)	(66)		18	(3)
Income (loss) from continuing operations	(78)	(30)	(40)		79	(3)
Income (loss) from discontinued operations	55	(43)	(107	)(2)	15
Net income (loss)	(23)	(73)	(147	)(2)	94	(3)
2012
Revenue	$1,024	$1,072	$1,035		$1,132
Gross profit (1)	567	638	605		713
Income (loss) before income taxes	(83)	(32)	(380	)(5)	60
Income (loss) from continuing operations	(76)	(8)	(367	)(5)	54
Income (loss) from discontinued operations	311 (4)	—	5		15
Net income (loss)	235 (4)	(8)	(362	)(5)	69	(6)

(1)	Gross profit equals revenue less cost of sales and direct operating expenses (excluding depreciation).

(2)	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.

(3)	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).

(4)	Includes a pre-tax gain on sale of HE of $563 million.

(5)	Includes a pre-tax goodwill impairment charge of $385 million.

(6)	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

16. Supplemental Cash Flow Information:

Supplemental cash flow information for 2010, 2011 and 2012 follows (in millions):

	Year ended December 31,
	2010	2011	2012
Supplemental information:
Interest paid	$639	$496	$444

Income taxes paid, net of refunds of $64 million, $58 million and $8 million	$43	$37	$482 (1)

Acquired businesses:
Property and equipment	$5	$1	$—
Software products	21	21	12
Customer base	27	12	12
Goodwill	25	6	28
Other intangible assets	8	—	1
Deferred income taxes	(5)	(5)	(3)
Purchase price obligations and debt assumed	(2)	(1)	1
Net current assets (liabilities) assumed	3	1	(11)

Cash paid for acquired businesses, net of cash acquired of $10 and $4 and $2 million, respectively	$82	$35	$40

(1)	Approximately $400 million is related to the sale of HE and the income tax provision was included in discontinued operations.

Supplemental Guarantor Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantor Condensed Consolidating Financial Statements

11. Supplemental Guarantor Condensed Consolidating Financial Statements:

SunGard’s senior unsecured notes are jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis and the senior subordinated notes are jointly and severally, fully and unconditionally guaranteed on an unsecured senior subordinated basis, in each case, subject to certain exceptions, by substantially all wholly owned, domestic subsidiaries of SunGard (collectively, the “Guarantors”). Each of the Guarantors is 100% owned, directly or indirectly, by SunGard. None of the other subsidiaries of SunGard, either direct or indirect, nor any of the Holding Companies, guarantee the senior notes and senior subordinated notes (“Non-Guarantors”). The Guarantors and SunGard Holdco LLC also unconditionally guarantee the senior secured credit facilities. The Guarantors are subject to release under certain circumstances as described below.

The indentures evidencing the guarantees provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	The sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	Designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	Release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	Legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The following tables present the financial position, results of operations and cash flows of SunGard (referred to as “Parent Company” for purposes of this note only), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and Eliminations as of December 31, 2012 and March 31, 2013, and for the three month periods ended March 31, 2012 and 2013 to arrive at the information for SunGard on a consolidated basis.

(in millions)	Supplemental Condensed Consolidating Balance Sheet December 31, 2012
	Parent Company	Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$220	$(3)		$329	$—	$546
Intercompany balances	—	2,457		742	(3,199)	—
Trade receivables, net	3	566	(a)	331	—	900
Prepaid expenses, taxes and other current assets	1,312	70		89	(1,241)	230

Total current assets	1,535	3,090		1,491	(4,440)	1,676
Property and equipment, net	—	574		300	—	874
Intangible assets, net	112	2,413		404	—	2,929
Deferred income taxes	39	—		—	(39)	—
Intercompany balances	254	7		76	(337)	—
Goodwill	—	3,470		1,069	—	4,539
Investment in subsidiaries	8,620	2,101		—	(10,721)	—

Total Assets	$10,560	$11,655		$3,340	$(15,537)	$10,018

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$57	$—		$6	$—	$63
Intercompany balances	3,199	—		—	(3,199)	—
Accounts payable and other current liabilities	70	1,983		632	(1,241)	1,444

Total current liabilities	3,326	1,983		638	(4,440)	1,507
Long-term debt	6,343	2		254	—	6,599
Intercompany debt	83	—		254	(337)	—
Deferred and other income taxes	92	1,000		67	(39)	1,120
Other long-term liabilities	—	50		26	—	76

Total liabilities	9,844	3,035		1,239	(4,816)	9,302

Total stockholder’s equity	716	8,620		2,101	(10,721)	716

Total Liabilities and Stockholder’s Equity	$10,560	$11,655		$3,340	$(15,537)	$10,018

(a)	This balance is primarily comprised of a receivable from the Company’s AR Financing LLC subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

(in millions)	Supplemental Condensed Consolidating Balance Sheet March 31, 2013
	Parent Company	Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$173	$(2)		$366	$—	$537
Intercompany balances	—	2,588		704	(3,292)	—
Trade receivables, net	7	515	(b)	243	—	765
Prepaid expenses, taxes and other current assets	1,361	81		112	(1,301)	253

Total current assets	1,541	3,182		1,425	(4,593)	1,555
Property and equipment, net	—	555		280	—	835
Intangible assets, net	116	2,347		380	—	2,843
Deferred income taxes	37	—		—	(37)	—
Intercompany balances	248	6		77	(331)	—
Goodwill	—	3,468		1,037	—	4,505
Investment in subsidiaries	8,607	2,056		—	(10,663)	—

Total Assets	$10,549	$11,614		$3,199	$(15,624)	$9,738

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$434	$—		$7	$—	$441
Intercompany balances	3,292	—		—	(3,292)	—
Accounts payable and other current liabilities	103	1,984		595	(1,301)	1,381

Total current liabilities	3,829	1,984		602	(4,593)	1,822
Long-term debt	5,915	2		204	—	6,121
Intercompany debt	83	—		248	(331)	—
Deferred and other income taxes	91	978		55	(37)	1,087
Other liabilities	—	43		34	—	77

Total liabilities	9,918	3,007		1,143	(4,961)	9,107

Total stockholder’s equity	631	8,607		2,056	(10,663)	631

Total Liabilities and Stockholder’s Equity	$10,549	$11,614		$3,199	$(15,624)	$9,738

(b)	This balance is primarily comprised of a receivable from the Company’s AR Financing LLC subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

(in millions)	Supplemental Condensed Consolidating Schedule of Comprehensive Income Three Months Ended March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$713	$398	$(87)	$1,024

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	25	534	328	(87)	800
Depreciation and amortization	—	48	23	—	71
Amortization of acquisition-related intangible assets	—	84	17	—	101

Total costs and expenses	25	666	368	(87)	972

Operating income (loss)	(25)	47	30	—	52
Net interest income (expense)	(114)	—	(8)	—	(122)
Equity in earnings of unconsolidated subsidiaries (c)	160	27	—	(187)	—
Other income (expense)	(15)	—	2		(13)

Income (loss) from continuing operations before income taxes	6	74	24	(187)	(83)
Benefit from (provision for) income taxes	10	(3)	—	—	7

Income (loss) from continuing operations	16	71	24	(187)	(76)
Income (loss) from discontinued operations, net of tax	219	89	3	—	311

Net income (loss)	235	160	27	(187)	235

Comprehensive income (loss)	$271	$185	$49	$(234)	$271

(c)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for the three months ended March 31, 2012 has been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees’ income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2012, Equity in earnings of unconsolidated subsidiaries changed from $71 million to $160 million; Income (loss) from continuing operations changed from $(77) million to $16 million; and Income (loss) from discontinued operations, net of tax changed from $312 million to $219 million. For the Guarantor Subsidiaries in 2012, Equity in earnings of unconsolidated subsidiaries changed from $24 million to $27 million; Income (loss) from continuing operations changed from $67 million to $71 million; and Income (loss) from discontinued operations, net of tax changed from $93 million to $89 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

(in millions)	Supplemental Condensed Consolidating Schedule of Comprehensive Income Three Months Ended March 31, 2013
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$692	$381	$(78)	$995

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	23	509	325	(78)	779
Depreciation and amortization	—	49	24	—	73
Amortization of acquisition-related intangible assets	—	71	16	—	87

Total costs and expenses	23	629	365	(78)	939

Operating income (loss)	(23)	63	16	—	56
Net interest income (expense)	(101)	—	(7)	—	(108)
Equity in earnings of unconsolidated subsidiaries	41	8	—	(49)	—
Other income (expense)	(5)	—	1	—	(4)

Income (loss) from continuing operations before income taxes	(88)	71	10	(49)	(56)
Benefit from (provision for) income taxes	41	(30)	(2)	—	9

Income (loss) from continuing operations	(47)	41	8	(49)	(47)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net income (loss)	(47)	41	8	(49)	(47)

Comprehensive income (loss)	$(91)	$1	$(26)	$25	$(91)

(in millions)	Supplemental Condensed Consolidating Schedule of Cash Flows Three Months Ended March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$235	$160	$27	$(187)	$235
Income (loss) from discontinued operations	219	89	3	—	311

Income (loss) from continuing operations	16	71	24	(187)	(76)
Non cash adjustments	(75)	94	36	187	242
Changes in operating assets and liabilities	8	(68)	(36)	—	(96)

Cash flow from (used in) continuing operations	(51)	97	24	—	70
Cash flow from (used in) discontinued operations	(2)	—	7	—	5

Cash flow from (used in) operations	(53)	97	31	—	75
Investment activities:
Intercompany transactions (d)	1,828	(24)	(33)	(1,771)	—
Cash paid for acquired businesses, net of cash acquired	—	—	(6)	—	(6)
Cash paid for property and equipment and software	—	(41)	(19)	—	(60)
Other investing activities	1	—	2	—	3

Cash provided by (used in) continuing operations	1,829	(65)	(56)	(1,771)	(63)
Cash provided by (used in) discontinued operations	—	1,740	—	—	1,740

Cash provided by (used in) investment activities	1,829	1,675	(56)	(1,771)	1,677
Financing activities:
Intercompany dividends of HE sale proceeds	—	(1,771)	—	1,771	—
Net repayments of long-term debt	(1,241)	(1)	(2)	—	(1,244)
Premium paid to retire debt	—	—	—	—	—
Dividends paid	—	—	—	—	—
Other financing activities	(10)	—	—	—	(10)

Cash provided by (used in) continuing operations	(1,251)	(1,772)	(2)	1,771	(1,254)
Cash provided by (used in) discontinued operations	—	—	—	—

Cash provided by (used in) financing activities	(1,251)	(1,772)	(2)	1,771	(1,254)
Effect of exchange rate changes on cash	—	—	7	—	7

Increase (decrease) in cash and cash equivalents	525	—	(20)	—	505
Beginning cash and cash equivalents	529	(15)	359	—	873

Ending cash and cash equivalents	$1,054	$(15)	$339	$—	$1,378

(d)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business.

(in millions)	Supplemental Condensed Consolidating Schedule of Cash Flows Three Months Ended March 31, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(47)	$41	$8	$(49)	$(47)
Income (loss) from discontinued operations	—	—	—	—	—

Income (loss) from continuing operations	(47)	41	8	(49)	(47)
Non cash adjustments	(9)	89	32	49	161
Changes in operating assets and liabilities	(14)	34	45	—	65

Cash flow from (used in) continuing operations	(70)	164	85	—	179
Cash flow from (used in) discontinued operations	—	—	—	—	—

Cash flow from (used in) operations	(70)	164	85	—	179
Investment activities:
Intercompany transactions	108	(121)	35	(22)	—
Cash paid for acquired businesses, net of cash acquired	(1)	—	—	—	(1)
Cash paid for property and equipment and software	—	(32)	(14)	—	(46)
Other investing activities	—	1	—	—	1

Cash provided by (used in) continuing operations	107	(152)	21	(22)	(46)
Cash provided by (used in) discontinued operations	—	—	—	—	—

Cash provided by (used in) investment activities	107	(152)	21	(22)	(46)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Intercompany dividends	—	(11)	(11)	22	—
Net repayments of long-term debt	(78)	—	(50)	—	(128)
Premium paid to retire debt	—	—	—	—	—
Dividends paid	(1)	—	—	—	(1)
Other financing activities	(5)	—	—	—	(5)

Cash provided by (used in) continuing operations	(84)	(11)	(61)	22	(134)
Cash provided by (used in) discontinued operations	—	—	—	—

Cash provided by (used in) financing activities	(84)	(11)	(61)	22	(134)
Effect of exchange rate changes on cash	—	—	(8)	—	(8)

Increase (decrease) in cash and cash equivalents	(47)	1	37	—	(9)
Beginning cash and cash equivalents	220	(3)	329	—	546

Ending cash and cash equivalents	$173	$(2)	$366	$—	$537

17. Supplemental Guarantor Condensed Consolidating Financial Statements:

SunGard’s senior unsecured notes are jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis and the senior subordinated notes are jointly and severally, fully and unconditionally guaranteed on an unsecured senior subordinated basis, in each case, subject to certain exceptions, by substantially all wholly owned, domestic subsidiaries of SunGard (collectively, the “Guarantors”). Each of the Guarantors is 100% owned, directly or indirectly, by SunGard. None of the other subsidiaries of SunGard, either direct or indirect, nor any of the Holding Companies, guarantee the senior notes and senior subordinated notes (“Non-Guarantors”). The Guarantors and SunGard Holdco LLC also unconditionally guarantee the senior secured credit facilities, described in Note 5. The Guarantors are subject to release under certain circumstances as described below.

The indentures evidencing the guarantees provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	The sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	Designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	Release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	Legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The following tables present the financial position, results of operations and cash flows of SunGard (referred to as “Parent Company” for purposes of this note only), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and Eliminations as of December 31, 2011 and 2012, and for the years ended December 31, 2010, 2011 and 2012 to arrive at the information for SunGard on a consolidated basis.

	Supplemental Condensed Consolidating Balance Sheet
(in millions)	December 31, 2011
	Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$529		$(15)		$353	$—	$867
Intercompany balances (c)	—		4,516		731	(5,247)	—
Trade receivables, net	2		603	(a)	329	—	934
Prepaid expenses, taxes and other current assets	1,090		125		271	(1,156)	330
Assets related to discontinued operations	—		1,315		37	(2)	1,350

Total current assets	1,621		6,544		1,721	(6,405)	3,481
Property and equipment, net	—		588		305	—	893
Intangible assets, net	120		2,701		470	—	3,291
Deferred income taxes	34		—		—	(34)	—
Intercompany balances	250		1		—	(251)	—
Goodwill	—		3,784		1,101	—	4,885
Investment in subsidiaries	12,673		2,253		—	(14,926)	—

Total Assets	$14,698		$15,871		$3,597	$(21,616)	$12,550

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$—		$3		$7	$—	$10
Intercompany balances (c)	5,247		—		—	(5,247)	—
Accounts payable and other current liabilities	296		1,821		860	(1,156)	1,821
Liabilities related to discontinued operations	—		219		27	—	246

Total current liabilities	5,543		2,043		894	(6,403)	2,077
Long-term debt	7,612		2		205	—	7,819
Intercompany debt	82		19		267	(368)	—
Deferred and other income taxes	—	(b)	1,085		66	(34)	1,117
Other long-term liabilities	—		49		27	—	76

Total liabilities	13,237		3,198		1,459	(6,805)	11,089

Total stockholder’s equity	1,461		12,673		2,138	(14,811)	1,461

Total Liabilities and Stockholder’s Equity	$14,698		$15,871		$3,597	$(21,616)	$12,550

(a)	This balance is primarily comprised of a receivable from the Company’s Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
(b)	During 2012, the Company identified that it had misclassified a deferred tax liability of $371 million between Parent (SunGard) and a guarantor subsidiary. The Company assessed the materiality of the misclassification and concluded it was immaterial. The December 31, 2011 presentation has been revised herein to reflect the correct presentation. The misclassification had no impact on the consolidated financial statements.
(c)	Certain intercompany balances have been revised to reclassify amounts previously presented as negative assets as liabilities within the Parent Company and Non-Guarantor Subsidiaries. The impact to the Parent Company was to reclassify a negative balance of $5,247 million from Current Assets to Current Liabilities. The impact to the Non-Guarantor Subsidiaries was to reclassify a negative balance of $251 million from Long Term Assets to Long Term Liabilities. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Balance Sheet for any period.

	Supplemental Condensed Consolidating Balance Sheet
(in millions)	December 31, 2012
	Parent Company	Guarantor Subsidiaries		Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$220	$(3)		$329	$—	$546
Intercompany balances	—	2,457		742	(3,199)	—
Trade receivables, net	3	566	(a)	331	—	900
Prepaid expenses, taxes and other current assets	1,312	70		89	(1,241)	230
Assets related to discontinued operations	—	—		—	—	—

Total current assets	1,535	3,090		1,491	(4,440)	1,676
Property and equipment, net	—	574		300	—	874
Intangible assets, net	112	2,413		404	—	2,929
Deferred income taxes	39	—		—	(39)	—
Intercompany balances	254	7		76	(337)	—
Goodwill	—	3,470		1,069	—	4,539
Investment in subsidiaries	8,620	2,101		—	(10,721)	—

Total Assets	$10,560	$11,655		$3,340	$(15,537)	$10,018

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$57	$—		$6	$—	$63
Intercompany balances	3,199	—		—	(3,199)	—
Accounts payable and other current liabilities	70	1,983		632	(1,241)	1,444
Liabilities related to discontinued operations	—	—		—	—	—

Total current liabilities	3,326	1,983		638	(4,440)	1,507
Long-term debt	6,343	2		254	—	6,599
Intercompany debt	83	—		254	(337)	—
Deferred and other income taxes	92	1,000		67	(39)	1,120
Other long-term liabilities	—	50		26	—	76

Total liabilities	9,844	3,035		1,239	(4,816)	9,302

Total stockholder’s equity	716	8,620		2,101	(10,721)	716

Total Liabilities and Stockholder’s Equity	$10,560	$11,655		$3,340	$(15,537)	$10,018

(a)	This balance is primarily comprised of a receivable from the Company’s Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,985	$1,832	$(380)	$4,437

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	109	2,103	1,470	(380)	3,302
Depreciation and amortization	—	193	85	—	278
Amortization of acquisition-related intangible assets	1	373	74	—	448
Goodwill impairment charges	—	205	—	—	205

Total costs and expenses	110	2,874	1,629	(380)	4,233

Operating income (loss)	(110)	111	203	—	204
Net interest income (expense)	(591)	(2)	(43)	—	(636)
Equity in earnings of unconsolidated subsidiaries (d)	(84)	(109)	—	193	—
Other income (expense)	(57)	3	3	—	(51)

Income (loss) from continuing operations before income taxes	(842)	3	163	193	(483)
Benefit from (provision for) income taxes	272	(117)	(86)	—	69

Income (loss) from continuing operations	(570)	(114)	77	193	(414)
Income (loss) from discontinued operations, net of tax	—	30	(186)	—	(156)

Net income (loss)	$(570)	$(84)	$(109)	$193	$(570)

Comprehensive income (loss)	$(478)	$(27)	$(47)	$74	$(478)

(d)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2010, Equity in earnings of unconsolidated subsidiaries changed from $72 million to $(84) million; Income (loss) from continuing operations changed from $(414) million to $(570) million; and Income (loss) from discontinued operations, net of tax changed from $(156) million to zero. For the Guarantor Subsidiaries in 2010, Equity in earnings of unconsolidated subsidiaries changed from $77 million to $(109) million; Income (loss) from continuing operations changed from $72 million to $(114) million; and Income (loss) from discontinued operations, net of tax changed from $(156) million to $30 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,986	$1,876	$(422)	$4,440

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	132	2,170	1,469	(422)	3,349
Depreciation and amortization	—	183	88	—	271
Amortization of acquisition-related intangible assets	1	348	86	—	435
Goodwill impairment charges	—	48	—	—	48

Total costs and expenses	133	2,749	1,643	(422)	4,103

Operating income (loss)	(133)	237	233	—	337
Net interest income (expense)	(489)	(1)	(31)	—	(521)
Equity in earnings of unconsolidated subsidiaries (d)	384	121	—	(505)	—
Other income (expense)	4	—	(7)	—	(3)

Income (loss) from continuing operations before income taxes	(234)	357	195	(505)	(187)
Benefit from (provision for) income taxes	220	(33)	(69)	—	118

Income (loss) from continuing operations	(14)	324	126	(505)	(69)
Income (loss) from discontinued operations, net of tax	(135)	60	(5)	—	(80)

Net income (loss)	$(149)	$384	$121	$(505)	$(149)

Comprehensive income (loss)	$(166)	$392	$128	$(520)	$(166)

(d)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2011, Equity in earnings of unconsolidated subsidiaries changed from $325 million to $384 million; Income (loss) from continuing operations has changed from $(73) million to $(14) million; and Income (loss) from discontinued operations, net of tax changed from $(76) million to $(135) million. For the Guarantor Subsidiaries in 2011, Equity in earnings of unconsolidated subsidiaries changed from $122 million to $121 million; Income (loss) from continuing operations changed from $325 million to $324 million; and Income (loss) from discontinued operations, net of tax changed from $59 million to $60 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,929	$1,704	$(370)	$4,263

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	80	2,094	1,328	(370)	3,132
Depreciation and amortization	—	193	94	—	287
Amortization of acquisition-related intangible assets	1	317	67	—	385
Goodwill impairment charges	—	385	—	—	385

Total costs and expenses	81	2,989	1,489	(370)	4,189

Operating income (loss)	(81)	(60)	215	—	74
Net interest income (expense)	(398)	(1)	(28)	—	(427)
Equity in earnings of unconsolidated subsidiaries	71	132	—	(203)	—
Other income (expense)	(82)	(1)	1	—	(82)

Income (loss) from continuing operations before income taxes	(490)	70	188	(203)	(435)
Benefit from (provision for) income taxes	199	(101)	(60)	—	38

Income (loss) from continuing operations	(291)	(31)	128	(203)	(397)
Income (loss) from discontinued operations, net of tax	225	102	4	—	331

Net income (loss)	$(66)	$71	$132	$(203)	$(66)

Comprehensive income (loss)	$(23)	$100	$157	$(257)	$(23)

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(570)	$(84)	$(109)	$193	$(570)
Income (loss) from discontinued operations	—	30	(186)	—	(156)

Income (loss) from continuing operations	(570)	(114)	77	193	(414)
Non cash adjustments	207	783	183	(193)	980
Changes in operating assets and liabilities	(317)	364	(12)	—	35

Cash flow from (used in) continuing operations	(680)	1,033	248	—	601
Cash flow from (used in) discontinued operations	—	112	8	—	120

Cash flow from (used in) operations	(680)	1,145	256	—	721
Investment activities:
Intercompany cash transactions	707	(737)	30	—	—
Cash paid for acquired businesses, net of cash acquired	—	(82)	—	—	(82)
Cash paid for property and equipment and software	(1)	(207)	(90)	—	(298)
Other investing activities	(2)	9	(3)	—	4

Cash provided by (used in) continuing operations	704	(1,017)	(63)	—	(376)
Cash provided by (used in) discontinued operations	253	(112)	(25)	—	116

Cash provided by (used in) investment activities	957	(1,129)	(88)	—	(260)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Net repayments of long-term debt	(171)	(6)	(114)	—	(291)
Premium paid to retire debt	(41)	—	—	—	(41)
Other financing activities	(12)	—	—	—	(12)

Cash provided by (used in) continuing operations	(224)	(6)	(114)	—	(344)

Cash provided by (used in) financing activities	(224)	(6)	(114)	—	(344)
Effect of exchange rate changes on cash	—	—	(3)	—	(3)

Increase (decrease) in cash and cash equivalents	53	10	51	—	114
Beginning cash and cash equivalents	126	(9)	547	—	664

Ending cash and cash equivalents	$179	$1	$598	$—	$778

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(149)	$384	$121	$(505)	$(149)
Income (loss) from discontinued operations	(135)	60	(5)	—	(80)

Income (loss) from continuing operations	(14)	324	126	(505)	(69)
Non cash adjustments	(320)	336	155	505	676
Changes in operating assets and liabilities	(181)	151	29	—	(1)

Cash flow from (used in) continuing operations	(515)	811	310	—	606
Cash flow from (used in) discontinued operations	(1)	77	(4)	—	72

Cash flow from (used in) operations	(516)	888	306	—	678
Investment activities:
Intercompany cash transactions	822	(628)	(194)	—	—
Cash paid for acquired businesses, net of cash acquired	—	(14)	(21)	—	(35)
Cash paid for property and equipment and software	—	(189)	(87)	—	(276)
Other investing activities	(4)	1	(1)	—	(4)

Cash provided by (used in) continuing operations	818	(830)	(303)	—	(315)
Cash provided by (used in) discontinued operations	68	(74)	(5)	—	(11)

Cash provided by (used in) investment activities	886	(904)	(308)	—	(326)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Net repayments of long-term debt	(5)	—	(233)	—	(238)
Premium paid to retire debt	—	—	—	—	—
Other financing activities	(15)	—	—	—	(15)

Cash provided by (used in) continuing operations	(20)	—	(233)	—	(253)

Cash provided by (used in) financing activities	(20)	—	(233)	—	(253)
Effect of exchange rate changes on cash	—	—	(4)	—	(4)

Increase (decrease) in cash and cash equivalents	350	(16)	(239)	—	95
Beginning cash and cash equivalents	179	1	598	—	778

Ending cash and cash equivalents	$529	$(15)	$359	$—	$873

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(66)	$71	$132	$(203)	$(66)
Income (loss) from discontinued operations	225	102	4	—	331

Income (loss) from continuing operations	(291)	(31)	128	(203)	(397)
Non cash adjustments	72	711	146	203	1,132
Changes in operating assets and liabilities	(257)	163	4	—	(90)

Cash flow from (used in) continuing operations	(476)	843	278	—	645
Cash flow from (used in) discontinued operations	(405)	4	—	—	(401)

Cash flow from (used in) operations	(881)	847	278	—	244
Investment activities:
Intercompany cash transactions(e)	2,658	(595)	(292)	(1,771)	—
Cash paid for acquired businesses, net of cash acquired	—	(31)	(9)	—	(40)
Cash paid for property and equipment and software	—	(180)	(80)	—	(260)
Other investing activities	(1)	—	4	—	3

Cash provided by (used in) continuing operations	2,657	(806)	(377)	(1,771)	(297)
Cash provided by (used in) discontinued operations	—	1,744	14	—	1,758

Cash provided by (used in) investment activities	2,657	938	(363)	(1,771)	1,461
Financing activities:
Intercompany dividends of HE sale proceeds	—	(1,771)	—	1,771	—
Net repayments of long-term debt	(1,277)	(2)	48	—	(1,231)
Dividends paid	(724)	—	—	—	(724)
Premium paid to retire debt	(48)	—	—	—	(48)
Other financing activities	(36)	—	—	—	(36)

Cash provided by (used in) continuing operations	(2,085)	(1,773)	48	1,771	(2,039)

Cash provided by (used in) financing activities	(2,085)	(1,773)	48	1,771	(2,039)
Effect of exchange rate changes on cash	—	—	7	—	7

Increase (decrease) in cash and cash equivalents	(309)	12	(30)	—	(327)
Beginning cash and cash equivalents	529	(15)	359	—	873

Ending cash and cash equivalents	$220	$(3)	$329	$—	$546

(e)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business. Additionally, during 2012, the company settled $2.5 billion of inter-company balances through a series of non-cash dividend and return of capital transactions. These settlements reduced inter-company payable or receivable balances between Parent Company and Guarantor Subsidiaries, with a related increase or decrease in investment in subsidiary or equity accounts and, therefore, these transactions are not reflected in the Supplemental Condensed Consolidating Schedule of Cash Flows presented above.

SunGard Data Systems Inc.

Consolidated Balance Sheets

(In millions except share and per-share amounts)

(Unaudited)

	December 31, 2012	March 31, 2013
Assets
Current:
Cash and cash equivalents	$546	$537
Trade receivables, less allowance for doubtful accounts of $30 and $29	781	648
Earned but unbilled receivables	119	117
Prepaid expenses and other current assets	230	253

Total current assets	1,676	1,555
Property and equipment, less accumulated depreciation of $1,509 and $1,569	874	835
Software products, less accumulated amortization of $1,649 and $1,688	411	381
Customer base, less accumulated amortization of $1,481 and $1,526	1,367	1,305
Other intangible assets, less accumulated amortization of $27 and $12	132	138
Trade name	1,019	1,019
Goodwill	4,539	4,505

Total Assets	$10,018	$9,738

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$63	$441
Accounts payable	32	25
Accrued compensation and benefits	297	224
Accrued interest expense	41	84
Other accrued expenses	238	206
Deferred revenue	836	842

Total current liabilities	1,507	1,822
Long-term debt	6,599	6,121
Deferred and other income taxes	1,120	1,087
Other long-term liabilities	76	77

Total liabilities	9,302	9,107

Commitments and contingencies
Stockholder’s equity:
Common stock, par value $.01 per share; 100 shares authorized, issued and oustanding	—	—
Capital in excess of par value	3,490	3,496
Accumulated deficit	(2,771)	(2,818)
Accumulated other comprehensive income (loss)	(3)	(47)

Total stockholder’s equity	716	631

Total Liabilities and Stockholder’s Equity	$10,018	$9,738

The accompanying notes are an integral part of these consolidated financial statements.

SunGard Data Systems Inc.

Consolidated Statements of Comprehensive Income

(In millions)

(Unaudited)

	Three Months Ended March 31,
	2012	2013
Revenue:
Services	$974	$949
License and resale fees	31	33

Total products and services	1,005	982
Reimbursed expenses	19	13

Total revenue	1,024	995

Costs and expenses:
Cost of sales and direct operating (excluding depreciation)	453	437
Sales, marketing and administration	253	242
Product development and maintenance	94	100
Depreciation and amortization	71	73
Amortization of acquisition-related intangible assets	101	87

Total costs and expenses	972	939

Operating income (loss)	52	56
Interest expense and amortization of deferred financing fees	(122)	(108)
Loss on extinguishment of debt	(15)	(5)
Other income (expense)	2	1

Income (loss) from continuing operations before income taxes	(83)	(56)
Benefit from (provision for) income taxes	7	9

Income (loss) from continuing operations	(76)	(47)
Income (loss) from discontinued operations, net of tax	311	—

Net income (loss)	235	(47)

Other Comprehensive income (loss):
Foreign currency translation, net	33	(46)
Unrealized gain (loss) on derivative instruments, net of tax	3	2

Comprehensive income (loss)	$271	$(91)

The accompanying notes are an integral part of these consolidated financial statements.

SunGard Data Systems Inc.

Consolidated Statements of Cash Flows

(In millions)

(Unaudited)

	Three Months Ended March 31,
	2012	2013
Cash flow from operations:
Net income (loss)	$235	$(47)
Income (loss) from discontinued operations	311	—

Income (loss) from continuing operations	(76)	(47)
Reconciliation of income (loss) from continuing operations to cash flow from (used in) operations:
Depreciation and amortization	172	160
Deferred income tax provision (benefit)	34	(31)
Stock compensation expense	11	11
Amortization of deferred financing costs and debt discount	12	16
Loss on extinguishment of debt	15	5
Other noncash items	(2)	—
Accounts receivable and other current assets	82	102
Accounts payable and accrued expenses	(179)	(58)
Deferred revenue	1	21

Cash flow from (used in) continuing operations	70	179
Cash flow from (used in) discontinued operations	5	—

Cash flow from (used in) operations	75	179

Investment activities:
Cash paid for acquired businesses, net of cash acquired	(6)	(1)
Cash paid for property and equipment and software	(60)	(46)
Other investing activities	3	1

Cash provided by (used in) continuing operations	(63)	(46)
Cash provided by (used in) discontinued operations	1,740	—

Cash used in investment activities	1,677	(46)

Financing activities:
Cash received from borrowings, net of fees	(19)	2,174
Cash used to repay debt	(1,225)	(2,302)
Other financing activities	(10)	(6)

Cash provided by (used in) continuing operations	(1,254)	(134)
Cash provided by (used in) discontinued operations	—	—

Cash provided by (used in) financing activities	(1,254)	(134)

Effect of exchange rate changes on cash	7	(8)

Increase (decrease) in cash and cash equivalents	505	(9)
Beginning cash and cash equivalents includes cash of discontinued operations: 2012, $6; 2013, $-	873	546

Ending cash and cash equivalents includes cash of discontinued operations: 2012, $-; 2013, $-	$1,378	$537

Supplemental information:
Interest paid	$101	$49

Income taxes paid, net of refunds of $3 million and $1 million, respectively	$19	$29

Basis of Presentation	3 Months Ended
Mar. 31, 2013
Basis of Presentation

1. Basis of Presentation:

SunGard Data Systems Inc. (“SunGard”) was acquired on August 11, 2005 (the “LBO”) in a leveraged buy-out by a consortium of private equity investment funds associated with Bain Capital Partners, The Blackstone Group, Goldman Sachs & Co., Kohlberg Kravis Roberts & Co., Providence Equity Partners, Silver Lake and TPG (collectively, the “Sponsors”).

SunGard is a wholly owned subsidiary of SunGard Holdco LLC, which is wholly owned by SunGard Holding Corp., which is wholly owned by SunGard Capital Corp. II (“SCCII”), which is a subsidiary of SunGard Capital Corp. (“SCC”). All four of these companies were formed for the purpose of facilitating the LBO and are collectively referred to as the “Holding Companies.” The Holding Companies have no other operations beyond those of their ownership of SunGard.

SunGard is one of the world’s leading software and technology services companies and has three segments: Financial Systems (“FS”), Availability Services (“AS”) and Public Sector & Education (“PS&E”), which is comprised of the Company’s Public Sector business and K-12 Education business. The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions and accounts have been eliminated.

The accompanying interim consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), consistent in all material respects with those applied in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. Interim financial reporting does not include all of the information and footnotes required by GAAP for annual financial statements. The interim financial information is unaudited, but, in the opinion of management, includes all adjustments, consisting only of normal recurring adjustments necessary to provide a fair statement of results for the interim periods presented. Operating results for the interim periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

As discussed in Note 2 and Note 11, the presentation of certain prior year amounts has been revised to conform to the current year presentation.

Recent Accounting Pronouncements

On July 27, 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The Update simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The amendment allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeded its fair value, an impairment loss was recognized in an amount equal to the difference. The amendments in this Update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company has not yet adopted this Update and has used the former, more extensive testing during its 2012 impairment tests. The Company intends to evaluate the Update as it performs its 2013 impairment review in the third quarter.

Expense Classification	3 Months Ended
Mar. 31, 2013
Expense Classification

2. Expense Classification:

During a review of spending by functional area, the Company identified a misclassification of certain expenses in 2010, 2011 and 2012. The misclassification stems from the treatment of certain offshore resources by functional area. It resulted in an understatement of product development and maintenance expense with an offsetting overstatement within cost of sales and direct operating expense and sales, marketing and administration expense. There was no impact on total reported expenses for any period and therefore no impact on operating or net income.

Accordingly, for the three months ended March 31, 2012, product development and maintenance expense has been revised from $86 million to $94 million, cost of sales and direct operating has been revised from $458 million to $453 million, and sales, marketing and administration has been revised from $256 million to $253 million. For 2010, product development and maintenance expense has been revised from $350 million to $391 million, cost of sales and direct operating has been revised from $1,895 million to $1,877 million, and sales, marketing and administration has been revised from $1,057 million to $1,034 million. For 2011, product development and maintenance expense has been revised from $393 million to $426 million, cost of sales and direct operating has been revised from $1,848 million to $1,822 million, and sales, marketing and administration has been revised from $1,108 million to $1,101 million. For 2012, product development and maintenance expense has been revised from $353 million to $393 million, cost of sales and direct operating has been revised from $1,740 million to $1,735 million, and sales, marketing and administration has been revised from $1,039 million to $1,004 million. In future filings, any comparative period presentation will be revised when those periods are presented. The misclassifications were not material to the consolidated financial statements.

Goodwill and Intangibles	3 Months Ended
Mar. 31, 2013
Goodwill and Intangibles

4. Goodwill and Intangibles:

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	PS&E	Subtotal	AS	PS&E	Subtotal	Total
Balance at December 31, 2012	$3,516	$2,243	$544	$6,303	$(1,547)	$(217)	$(1,764)	$4,539
Effect of foreign currency translation	(21)	(12)	—	(33)	—	—	—	(33)
Other	(1)	—	—	(1)	—	—	—	(1)

Balance at March 31, 2013	$3,494	$2,231	$544	$6,269	$(1,547)	$(217)	$(1,764)	$4,505

Based on amounts recorded at March 31, 2013, total expected amortization of all acquisition-related intangible assets in each of the years ended December 31 follows (in millions):

2013	$340
2014	290
2015	234
2016	214
2017	207

Accumulated Other Comprehensive Income:	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income:

5. Accumulated Other Comprehensive Income:

The following table summarizes the unrealized gains (losses) on derivative instruments including the impact of components reclassified into net income from accumulated other comprehensive income for the three months ended March 31, 2012 and 2013 (in millions):

	Three Months Ended March 31,
Other Comprehensive Income Components	2012	2013	Affected Line Item in the Statement of Comprehensive Income for Components Reclassified from OCI
Unrealized gain (loss) on cash flow hedges and other	$—	$1

Less: gain (loss) on cash flow hedges reclassified into income
Interest rate contracts	4	3	Interest expense and amortization of deferred financing fees
Currency forward contracts	—	(1)	Cost of sales and direct operating

Total reclassified into income	4	2
Less: income tax benefit (expense)	(1)	(1)

Unrealized gain (loss) on derivative instruments, net of tax	$3	$2

The following table provides a rollforward of the components of accumulated other comprehensive loss, net of tax, through March 31, 2013 as follows (in millions):

	Gains and Losses on Cash Flow Hedges	Currency Translation	Accumulated Other Comprehensive Income
Balance at December 31, 2012	$1	$(4)	$(3)

Other comprehensive income before reclassifications	1	(46)	(45)
Amounts reclassified from accumulated other comprehensive income net of tax	1	—	1

Net current-period other comprehensive income	2	(46)	(44)

Balance at March 31, 2013	$3	$(50)	$(47)

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Estimates

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make many estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expenses. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

The presentation of certain prior year amounts has been revised to conform to the current year presentation as discussed further in Notes 1 and 17.

Revenue Recognition

Revenue Recognition

The Company generates revenue from the following sources: (1) services revenue, which includes revenue from processing services, software maintenance and support, software rentals, recovery and managed services, professional services and broker/dealer fees; and, (2) software license fees, which result from contracts that permit the customer to use a SunGard product at the customer’s site.

The following criteria must be met in determining whether revenue may be recorded: persuasive evidence of a contract exists; services have been provided; the price is fixed or determinable; and collection is reasonably assured.

Services revenue is recorded as the services are provided based on the fair value of each element. Most AS services revenue consists of fixed monthly fees based upon the specific computer configuration or business process for which the service is being provided. When recovering from an interruption, customers generally are contractually obligated to pay additional fees, which typically cover the incremental costs of supporting customers during recoveries. FS services revenue includes monthly fees, which may include a fixed minimum fee and/or variable fees based on a measure of volume or activity, such as the number of accounts, trades or transactions, users or the number of hours of service.

For fixed-fee professional services contracts, services revenue is recorded based upon proportional performance, measured by the actual number of hours incurred divided by the total estimated number of hours for the project. Changes in the estimated costs or hours to complete the contract and losses, if any, are reflected in the period during which the change or loss becomes known.

License fees result from contracts that permit the customer to use a SunGard software product at the customer’s site. Generally, these contracts are multiple-element arrangements since they usually provide for professional services and ongoing software maintenance. In these instances, license fees are recognized upon the signing of the contract and delivery of the software if the license fee is fixed or determinable, collection is probable, and there is sufficient vendor specific evidence of the fair value of each undelivered element. When there are significant program modifications or customization, installation, systems integration or related services, the professional services and license revenue are combined and recorded based upon proportional performance, measured in the manner described above. Revenue is recorded when billed when customer payments are extended beyond normal billing terms, or at acceptance when there is significant acceptance, technology or service risk. Revenue also is recorded over the longest service period in those instances where the software is bundled together with post-delivery services and there is not sufficient evidence of the fair value of each undelivered service element.

With respect to software related multiple element arrangements, sufficient evidence of fair value is defined as vendor specific objective evidence (“VSOE”). If there is no VSOE of the fair value of the delivered element (which is usually the software) but there is VSOE of the fair value of each of the undelivered elements (which are usually maintenance and professional services), then the residual method is used to determine the revenue for the delivered element. The revenue for each of the undelivered elements is set at the fair value of those elements using VSOE of the price paid when each of the undelivered elements is sold separately. The revenue remaining after allocation to the undelivered elements (i.e., the residual) is allocated to the delivered element.

VSOE supporting the fair value of maintenance is based on the optional renewal rates for each product and is typically 18% to 20% of the software license fee per year. VSOE supporting the fair value of professional services is based on the standard daily rates charged when those services are sold separately.

In some software related multiple-element arrangements, the maintenance or services rates are discounted. In these cases, a portion of the software license fee is deferred and recognized as the maintenance or services are performed based on VSOE of the services.

From time to time, the Company enters into arrangements with customers that purchase non-software related services at the same time, or within close proximity, of purchasing software (non-software multiple-element arrangements). Each element within a non-software multiple-element arrangement is accounted for as a separate unit of accounting provided the following criteria are met: the delivered services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered services, delivery or performance of the undelivered service is considered probable and is substantially controlled by the Company. Where the criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.

For non-software multiple-element arrangements, the Company allocates revenue to each element based on a selling price hierarchy at the arrangement inception. The selling price for each element is based upon the following selling price hierarchy: VSOE, then third-party evidence (“TPE”), then best estimated selling price (“BESP”). The total arrangement consideration is allocated to each separate unit of accounting for each of the non-software deliverables using the relative selling prices of each unit based on this hierarchy. The Company limits the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting of any specified performance conditions.

To determine the selling price in non-software multiple-element arrangements, the Company establishes VSOE of the selling price using the price charged for a deliverable when sold separately. Where VSOE does not exist, TPE is established by evaluating similar competitor products or services in standalone arrangements with similarly situated customers. If the Company is unable to determine the selling price because VSOE or TPE doesn’t exist, it determines BESP for the purposes of allocating the arrangement by considering pricing practices, margin, competition and geographies in which it offers its products and services.

Unbilled receivables are created when services are performed or software is delivered and revenue is recognized in advance of billings. Deferred revenue is created when billing occurs in advance of performing services or when all revenue recognition criteria have not been met.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents consist of investments that are readily convertible into cash and have original maturities of three months or less.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable. The Company sells a significant portion of its products and services to the financial services industry and could be affected by the overall condition of that industry. The Company believes that any credit risk associated with accounts receivable is substantially mitigated by the relatively large number of customer accounts and reasonably short collection terms. Accounts receivable are stated at estimated net realizable value, which approximates fair value. By policy, the Company places its available cash and short-term investments with institutions of high credit-quality and limits the amount of credit exposure to any one issuer.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of each of the Company’s foreign operations is generally the local currency of the country in which the operation is located. All assets and liabilities are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Revenue and expenses are translated using average exchange rates during the period.

Increases and decreases in net assets resulting from currency translation are reflected in stockholder’s equity as a component of accumulated other comprehensive income (loss).

Legal Fees

Legal Fees

Prior to December 31, 2012, legal fees expected to be incurred defending the Company in connection with an asserted claim were accrued when they were probable of being incurred and could be reasonably estimated. At December 31, 2012, the Company changed its policy to expense all legal costs in connection with an asserted claim as they are incurred as this policy was determined to be preferable.

Changes in accounting policies must be applied retrospectively in the financial statements. Retrospective application means that entity implements the change in accounting policy as though it had always been applied. However, the Company has concluded that the impact of applying the change on a retrospective basis was not material to the Company’s financial statements. The impact of the change was recorded in the fourth quarter of 2012 and the new policy has been applied prospectively effective December 31, 2012.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated on the straight-line method over the estimated useful lives of the assets (three to eight years for equipment and ten to 40 years for buildings and improvements). Leasehold improvements are amortized ratably over their remaining lease term or useful life, if shorter. Depreciation and amortization of property and equipment in continuing operations was $231 million in 2010, $221 million in 2011 and $232 million in 2012.

Software Products

Software Products

Software development costs are expensed as incurred and consist primarily of design and development costs of new products and significant enhancements to existing products incurred before the establishment of technological feasibility. Recoverable costs incurred subsequent to technological feasibility of new products and enhancements to existing products as well as costs incurred to purchase or to create and implement internal-use software, which includes software coding, installation, testing and certain data conversions, and software obtained through business acquisitions are capitalized and amortized over the estimated useful lives of the related products, generally three to twelve years (average life is eight years), using the straight-line method or the ratio of current revenue to current and anticipated revenue from such software, whichever provides the greater amortization. Amortization of all software products of continuing operations, including software acquired in business acquisitions and software purchased for internal use, aggregated to $250 million in 2010, $241 million in 2011 and $214 million in 2012. Software development expense of continuing operations was $158 million in 2010, $180 million in 2011 and $163 million in 2012. Capitalized development costs of continuing operations were $11 million in 2010, $10 million in 2011 and $22 million in 2012.

Intangible Assets

Purchase Accounting and Intangible Assets

Purchase accounting requires that all assets and liabilities be recorded at fair value on the acquisition date, including identifiable intangible assets separate from goodwill. Identifiable intangible assets include customer base (which includes customer contracts and relationships), software and trade name. Goodwill represents the excess of cost over the fair value of net assets acquired.

The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired, the specific characteristics of the identified intangible assets, and our historical experience and that of the acquired business. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including product demand, market conditions, technological developments, economic conditions and competition. In connection with our determination of fair values, the Company may engage independent appraisal firms to assist with the valuation of intangible (and certain tangible) assets acquired and certain assumed obligations.

Customer Base Intangible Assets

Customer base intangible assets represent customer contracts and relationships obtained as a result of the LBO and as part of acquired businesses and are amortized using the straight-line method over their estimated useful lives, ranging from three to 18 years (average life is 13 years). Amortization of all customer base intangible assets of continuing operations aggregated to $238 million in 2010, $237 million in 2011 and $222 million in 2012.

Other Assets

Other assets consist primarily of deferred financing costs incurred in connection with debt issued in the LBO and amendments to our debt and other financing transactions (see Note 5), noncompetition agreements, long-term accounts receivable and long-term investments. Deferred financing costs are amortized over the term of the related debt. Noncompetition agreements are amortized using the straight-line method over their stated terms, ranging from three to five years.

Impairment Reviews for Long-Lived Assets

Impairment Reviews for Long-Lived Assets

The Company periodically reviews carrying values and useful lives of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Factors that could indicate an impairment include significant underperformance of the asset as compared to historical or projected future operating results, or significant negative industry or economic trends. When the Company determines that the carrying value of an asset may not be recoverable, the related estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are compared to the carrying value of the asset. If the sum of the estimated future undiscounted cash flows is less than the carrying amount, an impairment charge is recorded based on the difference between the carrying value of the asset and its fair value, which the Company estimates based on discounted expected future cash flows. In determining whether an asset is impaired, the Company makes assumptions regarding recoverability of costs, estimated future cash flows from the asset, intended use of the asset and other relevant factors. If these estimates or their related assumptions change, impairment charges for these assets may be required.

Trade Name

Trade Name

The trade name intangible asset of $1,019 million at December 31, 2011 and 2012 represents the fair value of the SunGard trade name and is an indefinite-lived asset not subject to amortization. The Company performed its annual impairment test of the SunGard trade name in the third quarter and based on the results of this test, the fair value of the trade name exceeded its carrying value, resulting in no impairment of the trade name. As a result of lower long-term projections and from the sale of HE, future cash flows which drive the value of the trade name have decreased, and the amount by which the estimated fair value of the trade name exceeded its carrying value was lower in the current year impairment test compared to prior years. In addition to the projections, a critical assumption considered in the impairment test of the trade name is the implied royalty rate. A 50 basis point decrease in the assumed royalty rate would have resulted in an impairment of the trade name asset of approximately $108 million (100 basis point decrease would result in an impairment of approximately $336 million). A 100 basis point increase in the discount rate would result in an impairment of the trade name asset of approximately $5 million. Furthermore, to the extent that additional businesses are divested in the future, the cash flows supporting the trade name will continue to decline, which may result in impairment charges.

Goodwill

Goodwill

Continuing Operations

Generally accepted accounting principles in the United States require the Company to perform a goodwill impairment test annually and more frequently when negative conditions or a triggering event arise. In September 2011, the FASB issued amended guidance that simplified how entities test goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform the quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test(s) become optional. As allowed under the amended guidance, the Company chose not to assess the qualitative factors of its reporting units and, instead, performed the quantitative tests.

The Company completes its annual goodwill impairment test as of July 1 for each of its 11 reporting units. In step one, the estimated fair value of each reporting unit is compared to its carrying value. The Company estimates the fair values of each reporting unit by a combination of (i) estimation of the discounted cash flows of each of the reporting units based on projected earnings in the future (the income approach) and (ii) a comparative analysis of revenue and EBITDA multiples of public companies in similar markets (the market approach). If there is a deficiency (the estimated fair value of a reporting unit is less than its carrying value), a step-two test is required. In step two, the amount of any goodwill impairment is measured by comparing the implied fair value of the reporting unit’s goodwill to the carrying value of goodwill, with the resulting impairment reflected in operations. The implied fair value is determined in the same manner as the amount of goodwill recognized in a business combination.

Estimating the fair value of a reporting unit requires various assumptions including projections of future cash flows, perpetual growth rates and discount rates that reflect the risks associated with achieving those cash flows. The assumptions about future cash flows and growth rates are based on management’s assessment of a number of factors including the reporting unit’s recent performance, performance in the market that the reporting unit serves, as well as industry and general economic data from third party sources. Discount rate assumptions reflect an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit. For the July 1, 2012 impairment test, the discount rates and perpetual growth rates used were between 10% and 12% and 3% and 4%, respectively.

Based on the results of the step-one tests, the Company determined that the carrying value of the Availability Services North America (“AS NA”) reporting unit was in excess of its respective fair value and a step-two test was required. The primary driver for the decline in the fair value of the AS NA reporting unit compared to the prior year is the decline in the cash flow projections for AS NA when compared to those used in the 2011 goodwill impairment test as a result of a decline in the overall outlook of this reporting unit. The Company continues to expect to grow the AS NA business over the long-term, albeit at a slower rate than previously planned.

Prior to completing the step-two test, the Company first evaluated certain long-lived assets, primarily the software, customer base and property and equipment, for impairment. In performing the impairment tests for long-lived assets, the Company estimated the undiscounted cash flows for the asset groups over the remaining useful lives of the reporting unit’s primary asset and compared that to the carrying value of the asset groups. There was no impairment of the long-lived assets.

In completing the step-two test to determine the implied fair value of goodwill and therefore the amount of impairment, management first determined the fair value of the tangible and intangible assets and liabilities. Based on the testing performed, the Company determined that the carrying value of goodwill exceeded its implied fair value and recorded a goodwill impairment charge of $385 million.

The following table summarizes the goodwill impairment charge by reporting unit (in millions):

Segment	Reporting Unit	Net Goodwill balance before impairment	Impairment Charge	Net Goodwill balance after impairment
Availability Services	AS NA	$914	$(385)	$529

The Company has one other reporting unit, whose goodwill balance was $299 million at December 31, 2012, where the excess of the estimated fair value over the carrying value of the reporting unit was less than 15% of the carrying value as of the July 1, 2012 test date. A one hundred basis point decrease in the perpetual growth rate or a one hundred basis point increase in the discount rate would not cause this reporting unit to fail step one and require a step-two analysis. However, if this unit fails to achieve expected performance levels in the near term or experiences a downturn in the business below current expectations, goodwill could be impaired.

The Company’s remaining reporting units, whose goodwill balances in aggregate total $3.7 billion at December 31, 2012, each had estimated fair values which exceeded the carrying value of the reporting unit by at least 15% as of the July 1, 2012 impairment test. Since the July 1 test date, there was no indication of any triggering events that would cause the Company to perform additional goodwill impairment tests.

In 2009, the Company recorded an adjustment to the state income tax rate used to calculate the deferred income tax liabilities associated with the intangible assets at the LBO date which resulted in reductions to the deferred tax liability and goodwill balances of approximately $114 million. During 2011 the Company determined that the 2009 adjustment was incorrect and has reversed it, thereby increasing the December 31, 2011 deferred tax liability and goodwill balances each by approximately $100 million for continuing operations and $14 million for assets (liabilities) held for sale. As a result of this correction, the Company recorded a goodwill impairment charge of $48 million in continuing operations, of which $36 million related to an impairment charge in 2009 and $12 million related to the impairment charge in 2010, and recorded a $3 million goodwill impairment charge in discontinued operations that related to the 2010 impairment charge. In addition, the Company recorded an income tax benefit of $48 million, of which $35 million related to prior periods, reflecting the amortization of the deferred income tax liability which would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made. Had the Company recorded the goodwill impairment charges in the correct periods, the impairment charge in 2010 would have been $217 million recorded in continuing operations. The Company has assessed the impact of correcting these errors in 2011 and does not believe that these amounts are material to any prior period financial statements, nor is the correction of these errors material to the 2011 financial statements. As a result, the Company has not restated any prior period amounts.

Based on the results of the step one test for the July 1 annual impairment test for 2010, the Company determined that the combined carrying value of its PS and K-12 Education reporting unit was in excess of its fair value and a step-two test was required. In 2010, PS and K-12 were tested as a single reporting unit in contrast to 2012, when PS and K-12 were tested as separate reporting units. The primary driver for the decline in the fair value of the reporting unit compared to the prior year is the reduction in the perpetual growth rate assumption used for this reporting unit, stemming from the disruption in the global financial markets, particularly the markets which this reporting unit serves. Furthermore, there was a decline in the cash flow projections compared to those used in the 2009 goodwill impairment test, as a result of decline in the overall outlook for this reporting unit.

Prior to completing the step-two test, the Company first evaluated the long-lived assets, primarily the software, customer base and property and equipment, for impairment. In performing the impairment tests for long-lived assets, the Company estimated the undiscounted cash flows for the asset groups over the remaining useful lives of the reporting unit’s primary asset and compared that to the carrying value of the asset groups. There was no impairment of the long-lived assets.

In completing the step-two test to determine the implied fair value of goodwill and therefore the amount of impairment, the Company first determined the fair value of the tangible and intangible assets and liabilities. Based on the testing performed, the Company determined that the carrying value of goodwill exceeded its implied fair value for this reporting unit and recorded a goodwill impairment charge of $205 million.

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	Other	Subtotal	AS	Other	Subtotal	Net Balance
Balance at December 31, 2010	$3,450	$2,203	$534	$6,187	$(1,126)	$(205)	$(1,331)	$4,856
2011 acquisitions	6	—	—	6	—	—	—	6
Adjustments related to the LBO and prior year acquisitions	42	38	11	91	—	—	—	91
Impairment charges	—	—	—	—	(36)	(12)	(48)	(48)
Effect of foreign currency translation	(18)	(2)	—	(20)	—	—	—	(20)

Balance at December 31, 2011	3,480	2,239	545	6,264	(1,162)	(217)	(1,379)	4,885
2012 acquisitions	28	—	—	28	—	—	—	28
Adjustments related to the LBO and prior year acquisitions	(3)	(3)	(1)	(7)	—	—	—	(7)
Impairment charges	—	—	—	—	(385)		(385)	(385)
Effect of foreign currency translation	11	7	—	18	—	—	—	18

Balance at December 31, 2012	$3,516	$2,243	$544	$6,303	$(1,547)	$(217)	$(1,764)	$4,539

During 2011 the Company determined that a 2009 adjustment impacting goodwill and deferred income tax liability was incorrect and has reversed it, thereby increasing the goodwill and deferred tax liability balances associated with continuing operations each by approximately $100 million. The adjustment, which was not material to any prior period financial statements, is reflected in the “Adjustments related to the LBO and prior year acquisitions” line in 2011.

Discontinued Operations

Based on the results of the step-one test for the July 1 annual impairment test for 2010, the Company determined that the carrying values of its Public Sector United Kingdom (“PS UK”) reporting unit, which was sold in December 2010, and its Higher Education Managed Services (“HE MS”) reporting unit, which, along with the remainder of HE, was sold in January 2012, were in excess of their respective fair values and a step-two test was required for each of these reporting units. The primary driver for the decline in the fair value of each of the reporting units compared to the prior year is the reduction in the perpetual growth rate assumption used for each of these two reporting units, stemming from the disruption in the global financial markets, particularly the markets which these reporting units serve. Furthermore, there was a decline in the cash flow projections for the PS UK reporting unit, compared to those used in the 2009 goodwill impairment test, as a result of decline in the overall outlook for this reporting unit. Additionally, the discount rate assumption used for the PS UK reporting unit was higher than the discount rate used in the 2009 impairment test.

A one percentage point increase in the perpetual growth rate or a one percentage point decrease in the discount rate would have resulted in the HE MS reporting unit having a fair value in excess of carrying value and a step-two test would not have been required. Prior to completing the step-two tests, the Company first evaluated the long-lived assets, primarily the software, customer base and property and equipment, for impairment. In performing the impairment tests for long-lived assets, the Company estimated the undiscounted cash flows for the asset groups over the remaining useful lives of the reporting unit’s primary asset and compared that to the carrying value of the asset groups. There was no impairment of the long-lived assets.

In completing the step-two tests to determine the implied fair value of goodwill and therefore the amount of impairment, the Company first determined the fair value of the tangible and intangible assets and liabilities. Based on the testing performed, the Company determined that the carrying value of goodwill exceeded its implied fair value for each of the two reporting units and recorded a goodwill impairment charge of $123 million in discontinued operations.

Stock Compensation

Stock Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate service period. Fair value for stock options is computed using the Black-Scholes pricing model. Determining the fair value of stock-based awards requires considerable judgment, including estimating the expected term of stock options, expected volatility of the Company’s stock price, and the number of awards expected to be forfeited. In addition, for stock-based awards where vesting is dependent upon achieving certain operating performance goals, the Company estimates the likelihood of achieving the performance goals. Differences between actual results and these estimates could have a material effect on the consolidated financial results. A deferred income tax asset is recorded over the vesting period as stock compensation expense is recognized. The Company’s ability to use the deferred tax asset is ultimately based on the actual value of the stock option upon exercise or restricted stock unit upon distribution. If the actual value is lower than the fair value determined on the date of grant, there could be an income tax expense for the portion of the deferred tax asset that cannot be used, which could have a material effect on the consolidated financial results.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded when it is not more likely than not that a deferred tax asset will be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Considerable judgment is required in assessing and estimating these amounts and difference between the actual outcome of these future tax consequences and these estimates made could have a material impact on the consolidated results. The Company records interest related to unrecognized tax benefits in interest expenses and penalties in income tax expense.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On July 27, 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The Update simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The amendment allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeded its fair value, an impairment loss was recognized in an amount equal to the difference. The amendments in this Update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company has not yet adopted this Update and has used the former, more extensive testing during its 2012 impairment tests. The Company intends to evaluate the Update as it performs its 2013 impairment review in the third quarter.

Recent Accounting Pronouncements

In October 2011, the Financial Accounting Standards Board (“FASB”) announced that the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income will be deferred. Therefore, those requirements related to the presentation of comprehensive income have not been adopted by the Company.

On July 27, 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The Update simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The amendment allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeded its fair value, an impairment loss was recognized in an amount equal to the difference. The amendments in this Update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company is currently evaluating the impact of this Update, but does not expect the Update to have a material impact on the consolidated financial statements.

On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The standard is intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. The Update requires an entity to present, either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified, from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2012. The Company will adopt this amendment for the March 31, 2013 interim period financial statements.

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Future Amortization of Acquisition-Related Intangible Assets

Based on amounts recorded at March 31, 2013, total expected amortization of all acquisition-related intangible assets in each of the years ended December 31 follows (in millions):

2013	$340
2014	290
2015	234
2016	214
2017	207

Based on amounts recorded at December 31, 2012, total expected amortization of all acquisition-related intangible assets in each of the years ended December 31 follows (in millions):

2013	$339
2014	289
2015	233
2016	214
2017	206

Changes in Goodwill by Reportable Segment

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	PS&E	Subtotal	AS	PS&E	Subtotal	Total
Balance at December 31, 2012	$3,516	$2,243	$544	$6,303	$(1,547)	$(217)	$(1,764)	$4,539
Effect of foreign currency translation	(21)	(12)	—	(33)	—	—	—	(33)
Other	(1)	—	—	(1)	—	—	—	(1)

Balance at March 31, 2013	$3,494	$2,231	$544	$6,269	$(1,547)	$(217)	$(1,764)	$4,505

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	Other	Subtotal	AS	Other	Subtotal	Net Balance
Balance at December 31, 2010	$3,450	$2,203	$534	$6,187	$(1,126)	$(205)	$(1,331)	$4,856
2011 acquisitions	6	—	—	6	—	—	—	6
Adjustments related to the LBO and prior year acquisitions	42	38	11	91	—	—	—	91
Impairment charges	—	—	—	—	(36)	(12)	(48)	(48)
Effect of foreign currency translation	(18)	(2)	—	(20)	—	—	—	(20)

Balance at December 31, 2011	3,480	2,239	545	6,264	(1,162)	(217)	(1,379)	4,885
2012 acquisitions	28	—	—	28	—	—	—	28
Adjustments related to the LBO and prior year acquisitions	(3)	(3)	(1)	(7)	—	—	—	(7)
Impairment charges	—	—	—	—	(385)		(385)	(385)
Effect of foreign currency translation	11	7	—	18	—	—	—	18

Balance at December 31, 2012	$3,516	$2,243	$544	$6,303	$(1,547)	$(217)	$(1,764)	$4,539

Availability Services
Changes in Goodwill by Reportable Segment

The following table summarizes the goodwill impairment charge by reporting unit (in millions):

Segment	Reporting Unit	Net Goodwill balance before impairment	Impairment Charge	Net Goodwill balance after impairment
Availability Services	AS NA	$914	$(385)	$529

Acquisitions and Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Results For Discontinued Operations

The results for the discontinued operations for the three months ended March 31, 2012 and 2013 were as follows (in millions):

	Three Months Ended
	March 31, 2012	March 31, 2013
Revenue	$37	$—

Operating income (loss)	(3)	—
Gain on sale of business	563	—

Income (loss) before income taxes	560	—
Benefit from (provision for) income taxes	(249)	—

Income (loss) from discontinued operations	$311	$—

The results for the discontinued operations for the years ended December 31, 2010, 2011 and 2012 were as follows (in millions):

	Year ended December 31,
	2010	2011	2012
Revenue	$735	$551	$55
Operating income (loss)	(20)	91	(5)
Gain (loss) on sale of business	(94)	—	571

Income (loss) before income taxes	(114)	91	566
Benefit from (provision for) income taxes	(42)	(171)	(235)

Income (loss) from discontinued operations, net of tax	$(156)	$(80)	$331

Assets and Liabilities Related to Discontinued Operations

Assets and liabilities related to discontinued operations consisted of the following (in millions) at December 31, 2011:

December 31, 2011
Cash	$6
Accounts receivable, net	105
Prepaid expenses and other current assets	11
Deferred income taxes	3
Property and equipment, net	31
Software products, net	77
Customer base, net	188
Goodwill	929

Assets related to discontinued operations	$1,350

Accounts payable	$1
Accrued compensation and benefits	24
Other accrued expenses	16
Deferred revenue	106
Deferred income taxes	99

Liabilities related to discontinued operations	$246

Clearing Broker Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Clearing Broker Assets and Liabilities

Clearing broker assets and liabilities are comprised of the following (in millions):

	December 31, 2011	December 31, 2012
Segregated customer cash	$23	$3
Securities borrowed	157	—
Receivables from customers and other	33	3

Clearing broker assets	$213	$6

Payables to customers	$16	$—
Securities loaned	145	—
Payable to brokers and dealers	18	4

Clearing broker liabilities	$179	$4

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment

Property and equipment consisted of the following (in millions):

	December 31, 2011	December 31, 2012
Computer and telecommunications equipment	$993	$1,093
Leasehold improvements	845	922
Office furniture and equipment	148	162
Buildings and improvements	138	143
Land	17	17
Construction in progress	48	46

Total property and equipment cost	2,189	2,383
Accumulated depreciation and amortization	(1,296)	(1,509)

Total property and equipment, net	$893	$874

Debt and Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt

Debt consisted of the following (in millions):

	December 31, 2012	March 31, 2013
Senior Secured Credit Facilities:
Secured revolving credit facility	$—	$—
Tranche A, effective interest rate of 1.96% and 1.95%	207	157
Tranche B, effective interest rate of 4.35%	1,719	—
Tranche C, effective interest rate of 4.17% and 4.41%	908	427
Tranche D, effective interest rate of 4.50% and 4.50%	720	718
Tranche E, effective interest rate of 4.00%	—	2,200

Total Senior Secured Credit Facilities	3,554	3,502
Senior Secured Notes due 2014 at 4.875%, net of discount of $4 and $3	246	247
Senior Notes due 2018 at 7.375%	900	900
Senior Notes due 2020 at 7.625%	700	700
Senior Subordinated Notes due 2019 at 6.625%	1,000	1,000
Secured accounts receivable facility, at 3.71% and 3.70%	250	200
Other, primarily foreign bank debt and capital lease obligations	12	13

Total debt	6,662	6,562

Short-term borrowings and current portion of long-term debt	(63)	(441)

Long-term debt	$6,599	$6,121

Debt consisted of the following (in millions):

	December 31, 2011	December 31, 2012
Senior Secured Credit Facilities:
Secured revolving credit facility due November 29, 2016 (A)	$—	$—
Tranche A due February 28, 2014, effective interest rate of 3.33% and 1.96% (A)	1,386	207
Tranche B due February 28, 2016, effective interest rate of 4.32% and 4.35% (A)	2,407	1,719
Tranche C due February 28, 2017, effective interest rate of 4.17% (A)	—	908
Tranche D due January 31, 2020, effective interest rate of 4.50% (A)	—	720
Incremental term loan at 3.78% (A)	479	—

Total Senior Secured Credit Facilities	4,272	3,554
Senior Secured Notes due 2014 at 4.875%, net of discount of $8 and $4 (B)	242	246
Senior Notes due 2015 at 10.625%, net of discount of $3 (C)	497	—
Senior Notes due 2018 at 7.375% (C)	900	900
Senior Notes due 2020 at 7.625% (C)	700	700
Senior Subordinated Notes due 2015 at 10.25% (C)	1,000	—
Senior Subordinated Notes due 2019 at 6.625% (C)	—	1,000
Secured Accounts Receivable Facility, at 3.79% and 3.71% (D)	200	250
Other, primarily foreign bank debt, acquisition purchase price and capital lease obligations	18	12

Total debt	7,829	6,662
Short-term borrowings and current portion of long-term debt	(10)	(63)

Long-term debt	$7,819	$6,599

Interest Rates Under Credit Agreement and Effective Interest Rates

As of December 31, 2012, the effective interest rates and the effective interest rates adjusted for swaps (if applicable) are as follows:

	Effective interest rate	Effective rate adjusted for swaps
Revolving credit facility	3.21%	N/A
Tranche A	1.96%	N/A
Tranche B	3.87%	4.35%
Tranche C	3.96%	4.17%
Tranche D	4.50%	N/A

Interest Rate Swaps

A summary of the Company’s interest rate swaps at March 31, 2013 follows (in millions):

Inception	Maturity	Notional Amount (in millions)	Interest rate paid	Interest rate received (LIBOR)
August-September 2012	February 2017	$400	0.69%	1-Month

A summary of the Company’s interest rate swaps at December 31, 2012 follows (in millions):

Inception	Maturity	Notional Amount (in millions)	Interest rate paid	Interest rate received (LIBOR)
February 2010	May 2013	$500	1.99%	3-Month
August-September 2012	February 2017	400	0.69%	1-Month

Total / Weighted Average		$900	1.41%

Contractual Future Maturities of Debt

At December 31, 2012, the contractual future maturities of debt are as follows (in millions):

	Contractual	Pro Forma for March 8, 2013 Credit Agreement Amendment
		(unaudited	)
thru 12/31
2013	$63	$80
2014 (1)	461	483
2015	8	30
2016	1,729	32
2017	1,115	656
Thereafter	3,286	5,381

(1)	Included are debt discounts of $4 million.

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes assets and liabilities measured at fair value on a recurring basis at March 31, 2013 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents—money market funds	$200	$—	$—	$200
Currency forward contracts	—	8	—	8

Total	200	8	—	208

Liabilities
Interest rate swap agreements	$—	$1	$—	$1

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2012 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents—money market funds	$227	$—	$—	$227
Currency forward contracts	—	4	—	4

Total	$227	$4	$—	$231

Liabilities
Interest rate swap agreements and other	$—	$4	$—	$4

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2012 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents—money market funds	$227	$—	$—	$227
Currency forward contracts	—	4	—	4

Total	$227	$4	$—	$231

Liabilities
Interest rate swap agreements and other	$—	$4	$—	$4

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2011 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents—money market funds	$351	$—	$—	$351

Liabilities
Interest rate swap agreements and other	$—	$15	$—	$15

Carrying Amount and Estimated Fair Value of Debt, Including Current Portion and Excluding Interest Rate Swaps

The following table presents the carrying amount and estimated fair value of the Company’s debt, including the current portion and excluding the interest rate swaps, as of December 31, 2012 and March 31, 2013 (in millions):

	December 31, 2012		March 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Floating rate debt	$3,803	$3,826	$3,702	$3,740
Fixed rate debt	2,859	3,023	2,860	3,018

The following table presents the carrying amount and estimated fair value of the Company’s debt, including current portion and excluding the interest rate swaps (in millions):

	December 31, 2011		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Floating rate debt	$4,472	$4,372	$3,803	$3,826
Fixed rate debt	3,357	3,454	2,859	3,023

Fair Value, Measurements, Nonrecurring
Assets and Liabilities Measured at Fair Value on Non Recurring Basis

The following table summarizes assets and liabilities measured at fair value on a non-recurring basis at December 31, 2012 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3
Assets
Goodwill	$—	$—	$529

The following table summarizes assets and liabilities measured at fair value on a non-recurring basis at December 31, 2010 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3
Assets
Goodwill	$—	$—	$560

Stock Option and Award Plans and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair value of option Units and Class A options granted using Black-Scholes pricing model and related assumptions

The fair value of option Units granted in each year using the Black-Scholes pricing model and related assumptions follow:

	Year ended December 31,
	2010	2011	2012
Weighted-average fair value on date of grant	$7.37	$9.76	$7.84
Assumptions used to calculate fair value:
Volatility	36%	43%	43%
Risk-free interest rate	1.9%	1.6%	0.6%
Expected term	5.0 years	5.0 years	5.0 years
Dividends	zero	zero	zero

Summary of option/RSU activity

The following table summarizes option/RSU activity:

	Units
	Options (in millions)	Weighted- Average Exercise Price		RSUs (in millions)	Weighted- Average Grant Date Fair Value	Class A Options (in millions)	Weighted- Average Exercise Price
Outstanding at December 31, 2009	28.0	$16.46		5.0	$21.87	12.5	$1.86
Granted	0.2	21.32		2.3	21.23	2.0	0.25
Exercised / released	(0.7)	11.94		(0.1)	22.86	—
Canceled	(1.3)	18.09		(0.8)	22.16	(2.1)	1.97

Outstanding at December 31, 2010	26.2	16.54		6.4	21.59	12.4	1.58
Granted	0.2	24.74		2.4	24.40	—
Exercised / released	(2.0)	10.39		(0.3)	21.92	—
Canceled	(4.2)	18.05		(0.9)	21.41	(2.4)	1.48

Outstanding at December 31, 2011	20.2	16.93		7.6	22.50	10.0	1.60
Granted	0.2	20.67		2.9	20.62	—
Exercised / released	(2.5)	11.11		(0.8)	21.57	—
Canceled	(1.8)	19.04		(1.6)	21.61	(3.4)	1.40

Outstanding at December 31, 2012	16.1	14.01	(1)	8.1	22.09	6.6	1.71

(1)	Weighted-average exercise price has been adjusted to reflect the reduction in the exercise price of all outstanding option units, other than options with an exercise price of $4.50 per Unit, by $3.64 per Unit at the date of the declaration of the preferred stock dividend (see Note 7).

Options for Units and Class A shares vested and that are expected to vest in the future

The following table summarizes information as of December 31, 2012 concerning options for Units and Class A shares that have vested and that are expected to vest in the future:

	Vested and Expected to Vest			Exercisable
Exercise Price	Number of Options Outstanding (in millions)	Weighted-average Remaining Life (years)	Aggregate Intrinsic Value (in millions)	Number of Options (in millions)	Weighted-average Remaining Life (years)	Aggregate Intrinsic Value (in millions)
Units
$4.50	0.86	1.7	$10	0.86	1.7	$10
14.36-21.10	12.47	3.1	25	12.00	2.9	25
Class A Shares
0.21-0.44	1.94	7.0	—	1.27	6.9	—
1.41	0.49	5.9	—	0.42	5.9	—
2.22-3.06	2.31	5.3	—	2.18	5.3	—

Class A Options
Fair value of option Units and Class A options granted using Black-Scholes pricing model and related assumptions

The fair value of Class A options granted in each year using the Black-Scholes pricing model and related assumptions follow:

Year ended December 31,
2010
Weighted-average fair value on date of grant	$0.23
Assumptions used to calculate fair value:
Volatility	156%
Risk-free interest rate	2.1%
Expected term	5.0 years
Dividends	zero

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Continuing Operations Provision (Benefit) for Income Taxes

The continuing operations provision (benefit) for income taxes for 2010, 2011 and 2012 consisted of the following (in millions):

	SunGard
	2010	2011	2012
Current:
Federal	$(41)	$(26)	$(21)
State	3	4	9
Foreign	53	60	54

Total current	15	38	42

Deferred:
Federal	(63)	(103)	(54)
State	(8)	(39)	3
Foreign	(13)	(14)	(29)

Total deferred	(84)	(156)	(80)

Total	$(69)	$(118)	$(38)

Income (loss) from continuing operations before income taxes

Income (loss) from continuing operations before income taxes for 2010, 2011 and 2012 consisted of the following (in millions):

	SunGard
	2010	2011	2012
U.S. operations	$(641)	$(341)	$(531)
Foreign operations	158	154	96

	$(483)	$(187)	$(435)

Differences between income tax expense (benefit) at the U.S. federal statutory income tax rate and the Company's continuing operations effective income tax rate

Differences between income tax expense (benefit) at the U.S. federal statutory income tax rate of 35% and the Company’s continuing operations effective income tax rate for 2010, 2011 and 2012 were as follows (in millions):

	SunGard
	2010	2011	2012
Tax at federal statutory rate	$(169)	$(65)	$(152)
State income taxes, net of federal benefit	3	(6)	(2)
Foreign taxes, net of U.S. foreign tax credit(1)	(6)	(20)	(12)
Tax rate changes(2)	(13)	(31)	7
Nondeductible goodwill impairment charge	68	17	118
Nondeductible expenses	5	6	3
Change in uncertain tax positions(3)	—	(1)	12
Research and development credit	(2)	(3)	—
U.S. income taxes on non-U.S. unremitted earnings	45	(11)	(20)
Other, net	—	(4)	8

	$(69)	$(118)	$(38)

Effective income tax rate	14%	63%	9%

(1)	Includes foreign taxes, dividends and the rate differential between U.S. and foreign countries. Also includes a favorable adjustment in 2011 of $4 million related to foreign tax credits not previously recognized, and includes $6 million, $8 million and $6 million in 2010, 2011 and 2012, respectively, related to benefits of a temporary reduction in statutory tax rates. These temporary tax rates expire between 2012 and 2024.
(2)	During 2011, the Company determined that a 2009 adjustment was incorrect and reversed it, thereby increasing the deferred tax liability and goodwill balances. The Company recorded an income tax benefit of $35 million reflecting the amortization of the deferred income tax liability which benefit would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made (see goodwill discussion in Note 1).
(3)	In 2012, the change in uncertain tax positions recorded in continuing operations was $12 million which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.

Deferred income tax assets and liabilities

Deferred income tax assets and liabilities at December 31, 2011 and 2012 consisted of the following (in millions):

	SunGard
	December 31, 2011	December 31, 2012
Current:
Trade receivables	$14	$9
Accrued expenses, net	9	28
Tax credit carryforwards	55	29
Outside basis difference	(135)	—

Total current deferred income tax asset (liability)	(57)	66
Valuation allowance	(14)	(17)

Net current deferred income tax asset (liability)	(71)	49
Less: amounts classified as related to discontinued operations	(5)	—

Net current deferred income tax asset (liability)—continuing operations	$(76)	$49

Long-term:
Property and equipment	$7	$(22)
Intangible assets	(1,302)	(1,083)
Net operating loss carryforwards	111	101
Stock compensation	60	56
U.S. income taxes on non-U.S. unremitted earnings	(40)	(20)
Other, net	(2)	(10)

Total long-term deferred income tax liability	(1,166)	(978)
Valuation allowance	(52)	(48)

Net long-term deferred income tax liability	(1,218)	(1,026)
Less: amounts classified as related to discontinued operations	101	—

Net long-term deferred income tax asset (liability)—continuing operations	$(1,117)	$(1,026)

Reconciliation of beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	2010	2011	2012
Balance at beginning of year	$38	$37	$22
Additions for tax positions of prior years	17	1	22
Reductions for tax positions of prior years	(4)	(1)	—
Additions for tax positions of current year	4	2	50
Settlements for tax positions of prior years	(18)	(17)	—

Balance at end of year	$37	$22	$94

Employee Termination Benefits and Facility Closures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liability for Workforce Reductions and Facility Closures

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred through March 31, 2013 (in millions):

	Balance 12/31/2012	Expense	Paid	Other Adjustments*	Balance 3/31/2013
Workforce-related	$32	$4	$(10)	$(3)	$23
Facilities	22	1	(2)	—	21

Total	$54	$5	$(12)	$(3)	$44

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred during 2012 (in millions):

	Balance 12/31/2011	Expense	Paid	Other Adjustments*	Balance 12/31/2012
Workforce-related	$36	$42	$(42)	$(4)	$32
Facilities	12	12	(2)	—	22

Total	$48	$54	$(44)	$(4)	$54

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.

Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Operating Results

The operating results for the three months ended March 31, 2013 for each segment follow (in millions):

Three Months Ended March 31, 2013	FS	AS	PS&E	Sum of segments
Revenue	$600	$345	$50	$995
Internal Adjusted EBITDA	130	105	14	249
Internal Adjusted EBITDA margin	21.6%	30.5%	29.1%	25.1%

Year to year revenue change	(3)%	(3)%	(1)%	(3)%
Year to year Internal Adjusted EBITDA change	3%	(6)%	(12)%	(2)%

Year to year revenue change at constant currency	(3)%	(3)%	(1)%	(3)%
Year to year Internal Adjusted EBITDA change at constant currency	2%	(6)%	(12)%	(3)%

The operating results for the three months ended March 31, 2012 for each  segment follow (in millions):

Three Months Ended March 31, 2012	FS	AS	PS&E	Sum of segments
Revenue	$618	$355	$51	$1,024
Internal Adjusted EBITDA	126	113	16	255
Internal Adjusted EBITDA margin	20.4%	31.7%	32.7%	24.9%

The operating results for each segment follow (in millions):

	Year ended December 31,
	2010	2011	2012
Revenue:
Financial Systems	$2,754	$2,776	$2,654
Availability Services	1,469	1,460	1,405
Other segment	214	204	204

Total operating segments’ revenue	4,437	4,440	4,263
Corporate and other	—	—	—

Total revenue	$4,437	$4,440	$4,263

Depreciation and amortization:
Financial Systems	$82	$83	$88
Availability Services	190	180	191
Other segment	6	7	7

Total operating segments’ depreciation and amortization	278	270	286
Corporate and other	—	1	1

Total depreciation and amortization	$278	$271	$287

Segment internal adjusted EBITDA and reconciliation to income (loss) from continuing operations before income taxes:
Financial Systems	$708	$720	$738
Availability Services	527	508	480
Other segment	69	63	66

Total operating segments’ internal adjusted EBITDA	1,304	1,291	1,284
Corporate and other(1)	(1,787)	(1,478)	(1,719)

Income (loss) from continuing operations before income taxes	$(483)	$(187)	$(435)

Cash paid for property, equipment and purchased software:
Financial Systems	$93	$89	$89
Availability Services	196	178	162
Other segment	8	5	7

Total operating segments’ cash paid for property, equipment and purchased software	297	272	258
Corporate and other	1	4	2

Total cash paid for property, equipment and purchased software	$298	$276	$260

Reconciliation of Segment Adjusted EBITDA to Income From Continuing Operations Before Income Taxes

                  Reconciliation of Segment Internal Adjusted EBITDA to income (loss) from continuing operations before income taxes:

2013
Internal Adjusted EBITDA (sum of segments)	$249
Corporate	(13)
Depreciation (1)	(73)
Amortization of acquisition-related intangible assets	(87)
Severance and facility closure costs	(3)
Stock compensation expense	(11)
Management fees	(2)
Other costs (included in operating income)	(4)
Interest expense, net	(108)
Loss on extinguishment of debt	(5)
Other income (expense)	1

Income (loss) from continuing operations before income tax	$(56)

Reconciliation of Internal Adjusted EBITDA to income (loss) from continuing operations before income taxes:

2012
Internal Adjusted EBITDA (sum of segments)	$255
Corporate	(14)
Depreciation(1)	(71)
Amortization of acquisition-related intangible assets	(101)
Severance and facility closure costs	(2)
Stock compensation expense	(11)
Management fees	(2)
Other costs (included in operating income)	(2)
Interest expense, net	(122)
Loss on extinguishment of debt	(15)
Other income (expense)	2

Income (loss) from continuing operations before income tax	$(83)

The components of corporate and other are as follows:

	Year ended December 31,
	2010		2011		2012
Corporate	$(64)		$(70)		$(44)
Depreciation and amortization	(278)		(271)		(287)
Amortization of acquisition-related intangible assets	(448)		(435)		(385)
Goodwill impairment	(205)		(48)		(385)
Severance and facility closure costs	(30	)(2)	(65	)(3)	(50	)(4)
Stock compensation expense	(29)		(33)		(38)
Management fees	(16)		(12)		(14)
Other costs (included in operating income)	(30)		(20)		(7)
Interest expense, net	(636)		(521)		(427)
Loss on extinguishment of debt	(58)		(3)		(82)
Other income	7		—		—

Total Corporate and other	$(1,787)		$(1,478)		$(1,719)

(2)	Includes $13 million, $14 million and $2 million of severance in FS, AS and Other, respectively. Also, includes $1 million of lease exit costs in FS.
(3)	Includes $36 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively.
(4)	Includes $30 million, $4 million, $2 million, and $1 million of severance in FS, AS, Other and corporate, respectively. Also, includes $12 million of lease exit costs in FS.

Assets for each Segment

The total assets for each segment follow (in millions):

	December 31,
	2011	2012
Total Assets:
Financial Systems	$8,661	$6,297
Availability Services	3,793	3,300
Other segment	776	834
Corporate and Other adjustments(5)	(680)	(413)

Total Assets	$12,550	$10,018

(5)	Includes items that are eliminated in consolidation, deferred income taxes and the assets of the Company’s discontinued operations of $1,350 million in 2011.

Schedule of Amortization of Acquired Finite Lived Intangible Assets by Segment

Amortization of acquisition-related intangible assets by segment follows (in millions):

	Year ended December 31,
	2010	2011		2012
Amortization of acquisition-related intangible assets:
Financial Systems	$256	$243	(6)	$202
Availability Services	171	172		165
Other segment	20	19		17
Corporate	1	1		1

Total amortization of acquisition-related intangible assets	$448	$435		$385

(6)	Includes approximately $7 million of impairment charges related to software and customer base.

Company's revenue by customer location

The Company’s revenue by customer location follows (in millions):

	Year ended December 31,
	2010	2011	2012
United States	$2,991	$2,828	$2,719

International:
United Kingdom	451	451	435
Continental Europe	529	626	574
Asia/Pacific	244	263	273
Canada	165	173	168
Other	57	99	94

	1,446	1,612	1,544

	$4,437	$4,440	$4,263

Company's property and equipment by geographic location

The Company’s property and equipment by geographic location follows (in millions):

	December 31, 2011	December 31, 2012
United States	$593	$578
International:
United Kingdom	169	162
Continental Europe	59	62
Canada	38	38
Asia/Pacific	31	31
Other	3	3

	$893	$874

Depreciation and Amortization and Capital Expenditures by Segment

Depreciation and amortization and capital expenditures by segment follow (in  millions):

Three Months Ended March 31, 2013	FS	AS	PS&E	Sum of segments	Corporate	Total
Capital expenditures	$21	$23	$2	$46	$—	$46
Depreciation(1)	22	49	2	73	—	73
Amortization of acquisition-related intangible assets	44	39	4	87	—	87

                     Depreciation and amortization and capital expenditures by segment follow (in  millions):

Three Months Ended March 31, 2012	FS	AS	PS&E	Sum of segments	Corporate	Total
Capital expenditures	$20	$38	$2	$60	$—	$60
Depreciation(1)	21	48	2	71	—	71
Amortization of acquisition-related intangible assets	53	43	5	101	—	101

(1)  Includes amortization of capitalized software.

Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Future minimum rentals under operating leases

Future minimum rentals under operating leases with initial or remaining non-cancelable lease terms in excess of one year for continuing operations at December 31, 2012 follow (in millions):

2013	$178
2014	163
2015	132
2016	115
2017	96
Thereafter	310

$994

Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly financial data

	First Quarter	Second Quarter	Third Quarter		Fourth Quarter
2011
Revenue	$1,073	$1,116	$1,097		$1,154
Gross profit (1)	591	647	632		722
Income (loss) before income taxes	(89)	(50)	(66)		18	(3)
Income (loss) from continuing operations	(78)	(30)	(40)		79	(3)
Income (loss) from discontinued operations	55	(43)	(107	)(2)	15
Net income (loss)	(23)	(73)	(147	)(2)	94	(3)
2012
Revenue	$1,024	$1,072	$1,035		$1,132
Gross profit (1)	567	638	605		713
Income (loss) before income taxes	(83)	(32)	(380	)(5)	60
Income (loss) from continuing operations	(76)	(8)	(367	)(5)	54
Income (loss) from discontinued operations	311 (4)	—	5		15
Net income (loss)	235 (4)	(8)	(362	)(5)	69	(6)

(1)	Gross profit equals revenue less cost of sales and direct operating expenses (excluding depreciation).

(2)	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.

(3)	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).

(4)	Includes a pre-tax gain on sale of HE of $563 million.

(5)	Includes a pre-tax goodwill impairment charge of $385 million.

(6)	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

Supplemental cash flow information for 2010, 2011 and 2012 follows (in millions):

	Year ended December 31,
	2010	2011	2012
Supplemental information:
Interest paid	$639	$496	$444

Income taxes paid, net of refunds of $64 million, $58 million and $8 million	$43	$37	$482 (1)

Acquired businesses:
Property and equipment	$5	$1	$—
Software products	21	21	12
Customer base	27	12	12
Goodwill	25	6	28
Other intangible assets	8	—	1
Deferred income taxes	(5)	(5)	(3)
Purchase price obligations and debt assumed	(2)	(1)	1
Net current assets (liabilities) assumed	3	1	(11)

Cash paid for acquired businesses, net of cash acquired of $10 and $4 and $2 million, respectively	$82	$35	$40

(1)	Approximately $400 million is related to the sale of HE and the income tax provision was included in discontinued operations.

Supplemental Guarantor Condensed Consolidating Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Condensed Consolidating Balance Sheet

(in millions)	Supplemental Condensed Consolidating Balance Sheet December 31, 2012
	Parent Company	Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$220	$(3)		$329	$—	$546
Intercompany balances	—	2,457		742	(3,199)	—
Trade receivables, net	3	566	(a)	331	—	900
Prepaid expenses, taxes and other current assets	1,312	70		89	(1,241)	230

Total current assets	1,535	3,090		1,491	(4,440)	1,676
Property and equipment, net	—	574		300	—	874
Intangible assets, net	112	2,413		404	—	2,929
Deferred income taxes	39	—		—	(39)	—
Intercompany balances	254	7		76	(337)	—
Goodwill	—	3,470		1,069	—	4,539
Investment in subsidiaries	8,620	2,101		—	(10,721)	—

Total Assets	$10,560	$11,655		$3,340	$(15,537)	$10,018

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$57	$—		$6	$—	$63
Intercompany balances	3,199	—		—	(3,199)	—
Accounts payable and other current liabilities	70	1,983		632	(1,241)	1,444

Total current liabilities	3,326	1,983		638	(4,440)	1,507
Long-term debt	6,343	2		254	—	6,599
Intercompany debt	83	—		254	(337)	—
Deferred and other income taxes	92	1,000		67	(39)	1,120
Other long-term liabilities	—	50		26	—	76

Total liabilities	9,844	3,035		1,239	(4,816)	9,302

Total stockholder’s equity	716	8,620		2,101	(10,721)	716

Total Liabilities and Stockholder’s Equity	$10,560	$11,655		$3,340	$(15,537)	$10,018

(a)	This balance is primarily comprised of a receivable from the Company’s AR Financing LLC subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

(in millions)	Supplemental Condensed Consolidating Balance Sheet March 31, 2013
	Parent Company	Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$173	$(2)		$366	$—	$537
Intercompany balances	—	2,588		704	(3,292)	—
Trade receivables, net	7	515	(b)	243	—	765
Prepaid expenses, taxes and other current assets	1,361	81		112	(1,301)	253

Total current assets	1,541	3,182		1,425	(4,593)	1,555
Property and equipment, net	—	555		280	—	835
Intangible assets, net	116	2,347		380	—	2,843
Deferred income taxes	37	—		—	(37)	—
Intercompany balances	248	6		77	(331)	—
Goodwill	—	3,468		1,037	—	4,505
Investment in subsidiaries	8,607	2,056		—	(10,663)	—

Total Assets	$10,549	$11,614		$3,199	$(15,624)	$9,738

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$434	$—		$7	$—	$441
Intercompany balances	3,292	—		—	(3,292)	—
Accounts payable and other current liabilities	103	1,984		595	(1,301)	1,381

Total current liabilities	3,829	1,984		602	(4,593)	1,822
Long-term debt	5,915	2		204	—	6,121
Intercompany debt	83	—		248	(331)	—
Deferred and other income taxes	91	978		55	(37)	1,087
Other liabilities	—	43		34	—	77

Total liabilities	9,918	3,007		1,143	(4,961)	9,107

Total stockholder’s equity	631	8,607		2,056	(10,663)	631

Total Liabilities and Stockholder’s Equity	$10,549	$11,614		$3,199	$(15,624)	$9,738

(b)	This balance is primarily comprised of a receivable from the Company’s AR Financing LLC subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

	Supplemental Condensed Consolidating Balance Sheet
(in millions)	December 31, 2011
	Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$529		$(15)		$353	$—	$867
Intercompany balances (c)	—		4,516		731	(5,247)	—
Trade receivables, net	2		603	(a)	329	—	934
Prepaid expenses, taxes and other current assets	1,090		125		271	(1,156)	330
Assets related to discontinued operations	—		1,315		37	(2)	1,350

Total current assets	1,621		6,544		1,721	(6,405)	3,481
Property and equipment, net	—		588		305	—	893
Intangible assets, net	120		2,701		470	—	3,291
Deferred income taxes	34		—		—	(34)	—
Intercompany balances	250		1		—	(251)	—
Goodwill	—		3,784		1,101	—	4,885
Investment in subsidiaries	12,673		2,253		—	(14,926)	—

Total Assets	$14,698		$15,871		$3,597	$(21,616)	$12,550

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$—		$3		$7	$—	$10
Intercompany balances (c)	5,247		—		—	(5,247)	—
Accounts payable and other current liabilities	296		1,821		860	(1,156)	1,821
Liabilities related to discontinued operations	—		219		27	—	246

Total current liabilities	5,543		2,043		894	(6,403)	2,077
Long-term debt	7,612		2		205	—	7,819
Intercompany debt	82		19		267	(368)	—
Deferred and other income taxes	—	(b)	1,085		66	(34)	1,117
Other long-term liabilities	—		49		27	—	76

Total liabilities	13,237		3,198		1,459	(6,805)	11,089

Total stockholder’s equity	1,461		12,673		2,138	(14,811)	1,461

Total Liabilities and Stockholder’s Equity	$14,698		$15,871		$3,597	$(21,616)	$12,550

(a)	This balance is primarily comprised of a receivable from the Company’s Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
(b)	During 2012, the Company identified that it had misclassified a deferred tax liability of $371 million between Parent (SunGard) and a guarantor subsidiary. The Company assessed the materiality of the misclassification and concluded it was immaterial. The December 31, 2011 presentation has been revised herein to reflect the correct presentation. The misclassification had no impact on the consolidated financial statements.
(c)	Certain intercompany balances have been revised to reclassify amounts previously presented as negative assets as liabilities within the Parent Company and Non-Guarantor Subsidiaries. The impact to the Parent Company was to reclassify a negative balance of $5,247 million from Current Assets to Current Liabilities. The impact to the Non-Guarantor Subsidiaries was to reclassify a negative balance of $251 million from Long Term Assets to Long Term Liabilities. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Balance Sheet for any period.

	Supplemental Condensed Consolidating Balance Sheet
(in millions)	December 31, 2012
	Parent Company	Guarantor Subsidiaries		Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$220	$(3)		$329	$—	$546
Intercompany balances	—	2,457		742	(3,199)	—
Trade receivables, net	3	566	(a)	331	—	900
Prepaid expenses, taxes and other current assets	1,312	70		89	(1,241)	230
Assets related to discontinued operations	—	—		—	—	—

Total current assets	1,535	3,090		1,491	(4,440)	1,676
Property and equipment, net	—	574		300	—	874
Intangible assets, net	112	2,413		404	—	2,929
Deferred income taxes	39	—		—	(39)	—
Intercompany balances	254	7		76	(337)	—
Goodwill	—	3,470		1,069	—	4,539
Investment in subsidiaries	8,620	2,101		—	(10,721)	—

Total Assets	$10,560	$11,655		$3,340	$(15,537)	$10,018

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$57	$—		$6	$—	$63
Intercompany balances	3,199	—		—	(3,199)	—
Accounts payable and other current liabilities	70	1,983		632	(1,241)	1,444
Liabilities related to discontinued operations	—	—		—	—	—

Total current liabilities	3,326	1,983		638	(4,440)	1,507
Long-term debt	6,343	2		254	—	6,599
Intercompany debt	83	—		254	(337)	—
Deferred and other income taxes	92	1,000		67	(39)	1,120
Other long-term liabilities	—	50		26	—	76

Total liabilities	9,844	3,035		1,239	(4,816)	9,302

Total stockholder’s equity	716	8,620		2,101	(10,721)	716

Total Liabilities and Stockholder’s Equity	$10,560	$11,655		$3,340	$(15,537)	$10,018

(a)	This balance is primarily comprised of a receivable from the Company’s Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

Supplemental Condensed Consolidating Schedule of Comprehensive Income

(in millions)	Supplemental Condensed Consolidating Schedule of Comprehensive Income Three Months Ended March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$713	$398	$(87)	$1,024

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	25	534	328	(87)	800
Depreciation and amortization	—	48	23	—	71
Amortization of acquisition-related intangible assets	—	84	17	—	101

Total costs and expenses	25	666	368	(87)	972

Operating income (loss)	(25)	47	30	—	52
Net interest income (expense)	(114)	—	(8)	—	(122)
Equity in earnings of unconsolidated subsidiaries (c)	160	27	—	(187)	—
Other income (expense)	(15)	—	2		(13)

Income (loss) from continuing operations before income taxes	6	74	24	(187)	(83)
Benefit from (provision for) income taxes	10	(3)	—	—	7

Income (loss) from continuing operations	16	71	24	(187)	(76)
Income (loss) from discontinued operations, net of tax	219	89	3	—	311

Net income (loss)	235	160	27	(187)	235

Comprehensive income (loss)	$271	$185	$49	$(234)	$271

(c)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for the three months ended March 31, 2012 has been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees’ income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2012, Equity in earnings of unconsolidated subsidiaries changed from $71 million to $160 million; Income (loss) from continuing operations changed from $(77) million to $16 million; and Income (loss) from discontinued operations, net of tax changed from $312 million to $219 million. For the Guarantor Subsidiaries in 2012, Equity in earnings of unconsolidated subsidiaries changed from $24 million to $27 million; Income (loss) from continuing operations changed from $67 million to $71 million; and Income (loss) from discontinued operations, net of tax changed from $93 million to $89 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

(in millions)	Supplemental Condensed Consolidating Schedule of Comprehensive Income Three Months Ended March 31, 2013
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$692	$381	$(78)	$995

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	23	509	325	(78)	779
Depreciation and amortization	—	49	24	—	73
Amortization of acquisition-related intangible assets	—	71	16	—	87

Total costs and expenses	23	629	365	(78)	939

Operating income (loss)	(23)	63	16	—	56
Net interest income (expense)	(101)	—	(7)	—	(108)
Equity in earnings of unconsolidated subsidiaries	41	8	—	(49)	—
Other income (expense)	(5)	—	1	—	(4)

Income (loss) from continuing operations before income taxes	(88)	71	10	(49)	(56)
Benefit from (provision for) income taxes	41	(30)	(2)	—	9

Income (loss) from continuing operations	(47)	41	8	(49)	(47)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net income (loss)	(47)	41	8	(49)	(47)

Comprehensive income (loss)	$(91)	$1	$(26)	$25	$(91)

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,985	$1,832	$(380)	$4,437

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	109	2,103	1,470	(380)	3,302
Depreciation and amortization	—	193	85	—	278
Amortization of acquisition-related intangible assets	1	373	74	—	448
Goodwill impairment charges	—	205	—	—	205

Total costs and expenses	110	2,874	1,629	(380)	4,233

Operating income (loss)	(110)	111	203	—	204
Net interest income (expense)	(591)	(2)	(43)	—	(636)
Equity in earnings of unconsolidated subsidiaries (d)	(84)	(109)	—	193	—
Other income (expense)	(57)	3	3	—	(51)

Income (loss) from continuing operations before income taxes	(842)	3	163	193	(483)
Benefit from (provision for) income taxes	272	(117)	(86)	—	69

Income (loss) from continuing operations	(570)	(114)	77	193	(414)
Income (loss) from discontinued operations, net of tax	—	30	(186)	—	(156)

Net income (loss)	$(570)	$(84)	$(109)	$193	$(570)

Comprehensive income (loss)	$(478)	$(27)	$(47)	$74	$(478)

(d)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2010, Equity in earnings of unconsolidated subsidiaries changed from $72 million to $(84) million; Income (loss) from continuing operations changed from $(414) million to $(570) million; and Income (loss) from discontinued operations, net of tax changed from $(156) million to zero. For the Guarantor Subsidiaries in 2010, Equity in earnings of unconsolidated subsidiaries changed from $77 million to $(109) million; Income (loss) from continuing operations changed from $72 million to $(114) million; and Income (loss) from discontinued operations, net of tax changed from $(156) million to $30 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,986	$1,876	$(422)	$4,440

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	132	2,170	1,469	(422)	3,349
Depreciation and amortization	—	183	88	—	271
Amortization of acquisition-related intangible assets	1	348	86	—	435
Goodwill impairment charges	—	48	—	—	48

Total costs and expenses	133	2,749	1,643	(422)	4,103

Operating income (loss)	(133)	237	233	—	337
Net interest income (expense)	(489)	(1)	(31)	—	(521)
Equity in earnings of unconsolidated subsidiaries (d)	384	121	—	(505)	—
Other income (expense)	4	—	(7)	—	(3)

Income (loss) from continuing operations before income taxes	(234)	357	195	(505)	(187)
Benefit from (provision for) income taxes	220	(33)	(69)	—	118

Income (loss) from continuing operations	(14)	324	126	(505)	(69)
Income (loss) from discontinued operations, net of tax	(135)	60	(5)	—	(80)

Net income (loss)	$(149)	$384	$121	$(505)	$(149)

Comprehensive income (loss)	$(166)	$392	$128	$(520)	$(166)

(d)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2011, Equity in earnings of unconsolidated subsidiaries changed from $325 million to $384 million; Income (loss) from continuing operations has changed from $(73) million to $(14) million; and Income (loss) from discontinued operations, net of tax changed from $(76) million to $(135) million. For the Guarantor Subsidiaries in 2011, Equity in earnings of unconsolidated subsidiaries changed from $122 million to $121 million; Income (loss) from continuing operations changed from $325 million to $324 million; and Income (loss) from discontinued operations, net of tax changed from $59 million to $60 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,929	$1,704	$(370)	$4,263

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	80	2,094	1,328	(370)	3,132
Depreciation and amortization	—	193	94	—	287
Amortization of acquisition-related intangible assets	1	317	67	—	385
Goodwill impairment charges	—	385	—	—	385

Total costs and expenses	81	2,989	1,489	(370)	4,189

Operating income (loss)	(81)	(60)	215	—	74
Net interest income (expense)	(398)	(1)	(28)	—	(427)
Equity in earnings of unconsolidated subsidiaries	71	132	—	(203)	—
Other income (expense)	(82)	(1)	1	—	(82)

Income (loss) from continuing operations before income taxes	(490)	70	188	(203)	(435)
Benefit from (provision for) income taxes	199	(101)	(60)	—	38

Income (loss) from continuing operations	(291)	(31)	128	(203)	(397)
Income (loss) from discontinued operations, net of tax	225	102	4	—	331

Net income (loss)	$(66)	$71	$132	$(203)	$(66)

Comprehensive income (loss)	$(23)	$100	$157	$(257)	$(23)

Supplemental Condensed Consolidating Schedule of Cash Flows

(in millions)	Supplemental Condensed Consolidating Schedule of Cash Flows Three Months Ended March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$235	$160	$27	$(187)	$235
Income (loss) from discontinued operations	219	89	3	—	311

Income (loss) from continuing operations	16	71	24	(187)	(76)
Non cash adjustments	(75)	94	36	187	242
Changes in operating assets and liabilities	8	(68)	(36)	—	(96)

Cash flow from (used in) continuing operations	(51)	97	24	—	70
Cash flow from (used in) discontinued operations	(2)	—	7	—	5

Cash flow from (used in) operations	(53)	97	31	—	75
Investment activities:
Intercompany transactions (d)	1,828	(24)	(33)	(1,771)	—
Cash paid for acquired businesses, net of cash acquired	—	—	(6)	—	(6)
Cash paid for property and equipment and software	—	(41)	(19)	—	(60)
Other investing activities	1	—	2	—	3

Cash provided by (used in) continuing operations	1,829	(65)	(56)	(1,771)	(63)
Cash provided by (used in) discontinued operations	—	1,740	—	—	1,740

Cash provided by (used in) investment activities	1,829	1,675	(56)	(1,771)	1,677
Financing activities:
Intercompany dividends of HE sale proceeds	—	(1,771)	—	1,771	—
Net repayments of long-term debt	(1,241)	(1)	(2)	—	(1,244)
Premium paid to retire debt	—	—	—	—	—
Dividends paid	—	—	—	—	—
Other financing activities	(10)	—	—	—	(10)

Cash provided by (used in) continuing operations	(1,251)	(1,772)	(2)	1,771	(1,254)
Cash provided by (used in) discontinued operations	—	—	—	—

Cash provided by (used in) financing activities	(1,251)	(1,772)	(2)	1,771	(1,254)
Effect of exchange rate changes on cash	—	—	7	—	7

Increase (decrease) in cash and cash equivalents	525	—	(20)	—	505
Beginning cash and cash equivalents	529	(15)	359	—	873

Ending cash and cash equivalents	$1,054	$(15)	$339	$—	$1,378

(d)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business.

(in millions)	Supplemental Condensed Consolidating Schedule of Cash Flows Three Months Ended March 31, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(47)	$41	$8	$(49)	$(47)
Income (loss) from discontinued operations	—	—	—	—	—

Income (loss) from continuing operations	(47)	41	8	(49)	(47)
Non cash adjustments	(9)	89	32	49	161
Changes in operating assets and liabilities	(14)	34	45	—	65

Cash flow from (used in) continuing operations	(70)	164	85	—	179
Cash flow from (used in) discontinued operations	—	—	—	—	—

Cash flow from (used in) operations	(70)	164	85	—	179
Investment activities:
Intercompany transactions	108	(121)	35	(22)	—
Cash paid for acquired businesses, net of cash acquired	(1)	—	—	—	(1)
Cash paid for property and equipment and software	—	(32)	(14)	—	(46)
Other investing activities	—	1	—	—	1

Cash provided by (used in) continuing operations	107	(152)	21	(22)	(46)
Cash provided by (used in) discontinued operations	—	—	—	—	—

Cash provided by (used in) investment activities	107	(152)	21	(22)	(46)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Intercompany dividends	—	(11)	(11)	22	—
Net repayments of long-term debt	(78)	—	(50)	—	(128)
Premium paid to retire debt	—	—	—	—	—
Dividends paid	(1)	—	—	—	(1)
Other financing activities	(5)	—	—	—	(5)

Cash provided by (used in) continuing operations	(84)	(11)	(61)	22	(134)
Cash provided by (used in) discontinued operations	—	—	—	—

Cash provided by (used in) financing activities	(84)	(11)	(61)	22	(134)
Effect of exchange rate changes on cash	—	—	(8)	—	(8)

Increase (decrease) in cash and cash equivalents	(47)	1	37	—	(9)
Beginning cash and cash equivalents	220	(3)	329	—	546

Ending cash and cash equivalents	$173	$(2)	$366	$—	$537

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(570)	$(84)	$(109)	$193	$(570)
Income (loss) from discontinued operations	—	30	(186)	—	(156)

Income (loss) from continuing operations	(570)	(114)	77	193	(414)
Non cash adjustments	207	783	183	(193)	980
Changes in operating assets and liabilities	(317)	364	(12)	—	35

Cash flow from (used in) continuing operations	(680)	1,033	248	—	601
Cash flow from (used in) discontinued operations	—	112	8	—	120

Cash flow from (used in) operations	(680)	1,145	256	—	721
Investment activities:
Intercompany cash transactions	707	(737)	30	—	—
Cash paid for acquired businesses, net of cash acquired	—	(82)	—	—	(82)
Cash paid for property and equipment and software	(1)	(207)	(90)	—	(298)
Other investing activities	(2)	9	(3)	—	4

Cash provided by (used in) continuing operations	704	(1,017)	(63)	—	(376)
Cash provided by (used in) discontinued operations	253	(112)	(25)	—	116

Cash provided by (used in) investment activities	957	(1,129)	(88)	—	(260)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Net repayments of long-term debt	(171)	(6)	(114)	—	(291)
Premium paid to retire debt	(41)	—	—	—	(41)
Other financing activities	(12)	—	—	—	(12)

Cash provided by (used in) continuing operations	(224)	(6)	(114)	—	(344)

Cash provided by (used in) financing activities	(224)	(6)	(114)	—	(344)
Effect of exchange rate changes on cash	—	—	(3)	—	(3)

Increase (decrease) in cash and cash equivalents	53	10	51	—	114
Beginning cash and cash equivalents	126	(9)	547	—	664

Ending cash and cash equivalents	$179	$1	$598	$—	$778

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(149)	$384	$121	$(505)	$(149)
Income (loss) from discontinued operations	(135)	60	(5)	—	(80)

Income (loss) from continuing operations	(14)	324	126	(505)	(69)
Non cash adjustments	(320)	336	155	505	676
Changes in operating assets and liabilities	(181)	151	29	—	(1)

Cash flow from (used in) continuing operations	(515)	811	310	—	606
Cash flow from (used in) discontinued operations	(1)	77	(4)	—	72

Cash flow from (used in) operations	(516)	888	306	—	678
Investment activities:
Intercompany cash transactions	822	(628)	(194)	—	—
Cash paid for acquired businesses, net of cash acquired	—	(14)	(21)	—	(35)
Cash paid for property and equipment and software	—	(189)	(87)	—	(276)
Other investing activities	(4)	1	(1)	—	(4)

Cash provided by (used in) continuing operations	818	(830)	(303)	—	(315)
Cash provided by (used in) discontinued operations	68	(74)	(5)	—	(11)

Cash provided by (used in) investment activities	886	(904)	(308)	—	(326)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Net repayments of long-term debt	(5)	—	(233)	—	(238)
Premium paid to retire debt	—	—	—	—	—
Other financing activities	(15)	—	—	—	(15)

Cash provided by (used in) continuing operations	(20)	—	(233)	—	(253)

Cash provided by (used in) financing activities	(20)	—	(233)	—	(253)
Effect of exchange rate changes on cash	—	—	(4)	—	(4)

Increase (decrease) in cash and cash equivalents	350	(16)	(239)	—	95
Beginning cash and cash equivalents	179	1	598	—	778

Ending cash and cash equivalents	$529	$(15)	$359	$—	$873

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(66)	$71	$132	$(203)	$(66)
Income (loss) from discontinued operations	225	102	4	—	331

Income (loss) from continuing operations	(291)	(31)	128	(203)	(397)
Non cash adjustments	72	711	146	203	1,132
Changes in operating assets and liabilities	(257)	163	4	—	(90)

Cash flow from (used in) continuing operations	(476)	843	278	—	645
Cash flow from (used in) discontinued operations	(405)	4	—	—	(401)

Cash flow from (used in) operations	(881)	847	278	—	244
Investment activities:
Intercompany cash transactions(e)	2,658	(595)	(292)	(1,771)	—
Cash paid for acquired businesses, net of cash acquired	—	(31)	(9)	—	(40)
Cash paid for property and equipment and software	—	(180)	(80)	—	(260)
Other investing activities	(1)	—	4	—	3

Cash provided by (used in) continuing operations	2,657	(806)	(377)	(1,771)	(297)
Cash provided by (used in) discontinued operations	—	1,744	14	—	1,758

Cash provided by (used in) investment activities	2,657	938	(363)	(1,771)	1,461
Financing activities:
Intercompany dividends of HE sale proceeds	—	(1,771)	—	1,771	—
Net repayments of long-term debt	(1,277)	(2)	48	—	(1,231)
Dividends paid	(724)	—	—	—	(724)
Premium paid to retire debt	(48)	—	—	—	(48)
Other financing activities	(36)	—	—	—	(36)

Cash provided by (used in) continuing operations	(2,085)	(1,773)	48	1,771	(2,039)

Cash provided by (used in) financing activities	(2,085)	(1,773)	48	1,771	(2,039)
Effect of exchange rate changes on cash	—	—	7	—	7

Increase (decrease) in cash and cash equivalents	(309)	12	(30)	—	(327)
Beginning cash and cash equivalents	529	(15)	359	—	873

Ending cash and cash equivalents	$220	$(3)	$329	$—	$546

(e)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business. Additionally, during 2012, the company settled $2.5 billion of inter-company balances through a series of non-cash dividend and return of capital transactions. These settlements reduced inter-company payable or receivable balances between Parent Company and Guarantor Subsidiaries, with a related increase or decrease in investment in subsidiary or equity accounts and, therefore, these transactions are not reflected in the Supplemental Condensed Consolidating Schedule of Cash Flows presented above.

Accumulated Other Comprehensive Income: (Tables)	3 Months Ended
Mar. 31, 2013
Unrealized Gains Losses on Derivative Instruments

The following table summarizes the unrealized gains (losses) on derivative instruments including the impact of components reclassified into net income from accumulated other comprehensive income for the three months ended March 31, 2012 and 2013 (in millions):

	Three Months Ended March 31,
Other Comprehensive Income Components	2012	2013	Affected Line Item in the Statement of Comprehensive Income for Components Reclassified from OCI
Unrealized gain (loss) on cash flow hedges and other	$—	$1

Less: gain (loss) on cash flow hedges reclassified into income
Interest rate contracts	4	3	Interest expense and amortization of deferred financing fees
Currency forward contracts	—	(1)	Cost of sales and direct operating

Total reclassified into income	4	2
Less: income tax benefit (expense)	(1)	(1)

Unrealized gain (loss) on derivative instruments, net of tax	$3	$2

Component of Accumulated Other Comprehensive Loss, Net of Tax

The following table provides a rollforward of the components of accumulated other comprehensive loss, net of tax, through March 31, 2013 as follows (in millions):

	Gains and Losses on Cash Flow Hedges	Currency Translation	Accumulated Other Comprehensive Income
Balance at December 31, 2012	$1	$(4)	$(3)

Other comprehensive income before reclassifications	1	(46)	(45)
Amounts reclassified from accumulated other comprehensive income net of tax	1	—	1

Net current-period other comprehensive income	2	(46)	(44)

Balance at March 31, 2013	$3	$(50)	$(47)

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended						12 Months Ended						12 Months Ended												12 Months Ended						12 Months Ended
	Jul. 31, 2012 Segment	Mar. 31, 2013 Segment		Sep. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Reporting units where the excess of estimated fair value over carrying value was less than 15% of carrying value Segment	Dec. 31, 2012 Reporting units where the excess of estimated fair value over carrying value was more than 15% of carrying value	Jul. 31, 2012 Reporting units where the excess of estimated fair value over carrying value was more than 15% of carrying value	Dec. 31, 2012 50 Basis Point Decrease in Assumed Royalty Rate	Dec. 31, 2012 100 Basis Point Decrease in Assumed Royalty Rate	Dec. 31, 2012 100 Basis Point Increase in Discount Rate	Dec. 31, 2010 Segment, Discontinued Operations	Dec. 31, 2010 Segment, Continuing Operations	Dec. 31, 2012 Software products	Dec. 31, 2011 Software products	Dec. 31, 2010 Software products	Dec. 31, 2012 Customer base	Dec. 31, 2011 Customer base	Dec. 31, 2010 Customer base	Dec. 31, 2009 Adjustments	Dec. 31, 2011 Restatement Adjustment	Dec. 31, 2010 Restatement Adjustment	Dec. 31, 2009 Restatement Adjustment	Dec. 31, 2010 Restatement Adjustment Segment, Discontinued Operations	Dec. 31, 2010 Restatement Adjustment Segment, Continuing Operations	Dec. 31, 2011 Reclassifications	Dec. 31, 2012 Property And Equipment	Dec. 31, 2011 Property And Equipment	Dec. 31, 2010 Property And Equipment	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Software products	Dec. 31, 2012 Maximum Customer base	Dec. 31, 2012 Maximum Noncompete Agreements	Dec. 31, 2012 Maximum Equipment	Dec. 31, 2012 Maximum Building and Building Improvements	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Software products	Dec. 31, 2012 Minimum Customer base	Dec. 31, 2012 Minimum Noncompete Agreements	Dec. 31, 2012 Minimum Equipment	Dec. 31, 2012 Minimum Building and Building Improvements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments		3						3
Undelivered elements, fair value of maintenance as a percentage of software license fee																																			20.00%						18.00%
Investments classified as cash and cash equivalent, original maturities																																			3 months
Property and equipment, estimated useful lives																																							8 years	40 years					3 years	10 years
Depreciation and amortization		$ 73	[1]		$ 71	[1]		$ 287	$ 271	$ 278																						$ 232	$ 221	$ 231
Finite-lived intangible asset, useful life																																				12 years		5 years				3 years		3 years
Finite-lived intangible asset, Average useful life																			8 years
Amortization of intangible assets																			214	241	250
Software development, costs expensed																			163	180	158
Software development, costs capitalized																			22	10	11
Acquired finite-lived intangible asset, useful life																						13 years															18 years						3 years
Amortization of acquired intangible assets		87			101			385	435	448												222	237	238
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate														108	336	5
Fair value of the SunGard trade name							1,019	1,019	1,019
Number of reporting units	11										1
Assumptions used in estimating the fair value of a reporting unit for annual goodwill impairment test, discount rates																																			12.00%						10.00%
Assumptions used in estimating the fair value of a reporting unit for annual goodwill impairment test, perpetual growth rates																																			4.00%						3.00%
Goodwill impairment charge				385			48	385	48	205							123	205								48	12	36	3	217
Goodwill		4,505					4,885	4,539	4,885	4,856	299	3,700													114	100
Excess of the estimated fair value over carrying value											15.00%		15.00%
Deferred tax liability																									114	100
Assets held for sale																										14
Liabilities held for sale																										14
Benefit from (provision for) income taxes		9			7			38	118	69																48		35
Increase in goodwill and deferred tax liability								100
Other accrued expenses							262	234	262																						76
Other long-term liabilities		$ 77					$ 76	$ 76	$ 76
Recognised income tax position minimum percentage of likely of being realized for measurement																																									50.00%

[1]	Includes amortization of capitalized software.

Future Amortization of Acquired Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Estimated Future Amortization Expense [Line Items]
2013		$ 339
2013	340
2014	290	289
2015	234	233
2016	214	214
2017	$ 207	$ 206

Goodwill Impairment Charge by Reporting Unit (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Net Goodwill balance after impairment	$ 4,505	$ 4,539	$ 4,885	$ 4,856
Availability Services
Goodwill [Line Items]
Net Goodwill balance before impairment		914
Impairment Charge		(385)
Net Goodwill balance after impairment		$ 529

Changes in Goodwill by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 4,539			$ 4,885	$ 4,856
Acquisitions				28	6
Adjustments related to the LBO and prior year acquisitions				(7)	91
Impairment charges		(385)	(48)	(385)	(48)	(205)
Effect of foreign currency translation	(33)			18	(20)
Other	(1)
Ending Balance	4,505		4,885	4,539	4,885	4,856
Availability Services
Goodwill [Line Items]
Ending Balance				529
Goodwill, Gross
Goodwill [Line Items]
Beginning Balance	6,303			6,264	6,187
Acquisitions				28	6
Adjustments related to the LBO and prior year acquisitions				(7)	91
Effect of foreign currency translation	(33)			18	(20)
Other	(1)
Ending Balance	6,269		6,264	6,303	6,264
Goodwill, Gross | Financial Systems
Goodwill [Line Items]
Beginning Balance	3,516			3,480	3,450
Acquisitions				28	6
Adjustments related to the LBO and prior year acquisitions				(3)	42
Effect of foreign currency translation	(21)			11	(18)
Other	(1)
Ending Balance	3,494		3,480	3,516	3,480
Goodwill, Gross | Availability Services
Goodwill [Line Items]
Beginning Balance	2,243			2,239	2,203
Adjustments related to the LBO and prior year acquisitions				(3)	38
Effect of foreign currency translation	(12)			7	(2)
Ending Balance	2,231		2,239	2,243	2,239
Goodwill, Gross | Other
Goodwill [Line Items]
Beginning Balance				545	534
Adjustments related to the LBO and prior year acquisitions				(1)	11
Ending Balance			545	544	545
Goodwill, Gross | Public Sector and Education
Goodwill [Line Items]
Ending Balance	544			544
Accumulated Impairment
Goodwill [Line Items]
Beginning Balance				(1,379)	(1,331)
Impairment charges				(385)	(48)
Ending Balance	(1,764)		(1,379)	(1,764)	(1,379)
Accumulated Impairment | Availability Services
Goodwill [Line Items]
Beginning Balance				(1,162)	(1,126)
Impairment charges				(385)	(36)
Ending Balance	(1,547)		(1,162)	(1,547)	(1,162)
Accumulated Impairment | Other
Goodwill [Line Items]
Beginning Balance					(205)
Impairment charges					(12)
Ending Balance			(217)	(217)	(217)
Accumulated Impairment | Public Sector and Education
Goodwill [Line Items]
Ending Balance	$ (217)			$ (217)

Acquisitions and Discontinued Operations - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Jan. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2012 Sun Gard's HE Business USD ($)	Dec. 31, 2012 Sun Gard's HE Business USD ($)	Dec. 31, 2011 Sun Gard's HE Business USD ($)	Jul. 31, 2012 SunGard Global Services France EUR (€)	Dec. 31, 2010 PS UK USD ($)	Dec. 31, 2010 Sun Gards Higher Education Managed Services Reporting Units USD ($)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2010 Segment, Discontinued Operations USD ($)	Jan. 31, 2012 Segment, Discontinued Operations Sun Gard's HE Business USD ($)	Dec. 31, 2012 Deferred Acquisition Costs USD ($)	Dec. 31, 2012 Financial Systems USD ($) Segment	Dec. 31, 2011 Financial Systems USD ($) Segment	Dec. 31, 2010 Financial Systems Segment	Dec. 31, 2010 Availability Services USD ($) Segment
Business Acquisitions and Dispositions [Line Items]
Number of business acquisitions																		2	5	3	1
Cash paid for acquired businesses, net of cash acquired		$ 1	$ 6	$ 40	$ 35	$ 82												$ 39	$ 35		$ 82
Business acquisition, cash paid for deferred purchase price																	1
Contingent purchase price obligations				6
Contingent purchase price obligations, amount included in other long-term debt				3
Net cash proceeds from sale of business	1,222															1,222
Proceeds from sale of business																1,775
Proceed from sale of subsidiary										14
Goodwill impairment charges					3	123					91	32
Loss on disposal															94
Deferred tax expense related to book-over-tax basis difference									135
Increase in goodwill				28	6				14
Gain (loss) on disposal							$ 563	$ 563					$ 563	$ 571	$ (94)

Results for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of tax	$ 15	$ 5	$ 311	[1]	$ 15	$ (107)	[2]	$ (43)	$ 55	$ 331	$ (80)	$ (156)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			37							55	551	735
Operating income (loss)			(3)							(5)	91	(20)
Gain (loss) on sale of business			563							571		(94)
Income (loss) before income taxes			560							566	91	(114)
Benefit from (provision for) income taxes			(249)							(235)	(171)	(42)
Income (loss) from discontinued operations, net of tax			$ 311							$ 331	$ (80)	$ (156)

[1]	Includes a pre-tax gain on sale of HE of $563 million.
[2]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.

Assets and Liabilities Related to Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash				$ 6	$ 23	$ 33
Assets related to discontinued operations				1,350
Liabilities related to discontinued operations				246
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash				6
Accounts receivable, net				105
Prepaid expenses and other current assets				11
Deferred income taxes				3
Property and equipment, net				31
Goodwill				929
Assets related to discontinued operations				1,350
Accounts payable				1
Accrued compensation and benefits				24
Other accrued expenses				16
Deferred revenue				106
Deferred income taxes				99
Liabilities related to discontinued operations				246
Segment, Discontinued Operations | Software products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intangible assets				77
Segment, Discontinued Operations | Customer base
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intangible assets				$ 188

Clearing Broker Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Brokers and Dealers Disclosure [Line Items]
Segregated customer cash	$ 3	$ 23
Securities borrowed		157
Receivables from customers and other	3	33
Clearing broker assets	6	213
Payables to customers		16
Securities loaned		145
Payable to brokers and dealers	4	18
Clearing broker liabilities	$ 4	$ 179

Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer and telecommunications equipment		$ 1,093	$ 993
Leasehold improvements		922	845
Office furniture and equipment		162	148
Buildings and improvements		143	138
Land		17	17
Construction in progress		46	48
Total property and equipment cost		2,383	2,189
Accumulated depreciation and amortization	(1,569)	(1,509)	(1,296)
Total property and equipment, net	$ 835	$ 874	$ 893

Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Senior Secured Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility	Mar. 31, 2013 Senior Secured Credit Facility Tranche A	Dec. 31, 2012 Senior Secured Credit Facility Tranche A	Dec. 31, 2011 Senior Secured Credit Facility Tranche A	Dec. 31, 2012 Senior Secured Credit Facility Tranche B	Dec. 31, 2011 Senior Secured Credit Facility Tranche B	Mar. 31, 2013 Senior Secured Credit Facility Tranche C	Dec. 31, 2012 Senior Secured Credit Facility Tranche C	Mar. 31, 2013 Senior Secured Credit Facility Tranche D	Dec. 31, 2012 Senior Secured Credit Facility Tranche D	Dec. 31, 2011 Senior Secured Credit Facility Incremental Term Loan	Mar. 31, 2013 Senior Secured Credit Facility Tranche E	Mar. 31, 2013 Senior Secured Notes 4.875% due 2014	Dec. 31, 2012 Senior Secured Notes 4.875% due 2014	Dec. 31, 2011 Senior Secured Notes 4.875% due 2014	Dec. 31, 2011 Senior Notes 10.625% due 2015	Mar. 31, 2013 Senior Notes 7.375% due 2018	Dec. 31, 2012 Senior Notes 7.375% due 2018	Dec. 31, 2011 Senior Notes 7.375% due 2018	Nov. 30, 2010 Senior Notes 7.375% due 2018	Mar. 31, 2013 Senior Notes 7.625% due 2020	Dec. 31, 2012 Senior Notes 7.625% due 2020	Dec. 31, 2011 Senior Notes 7.625% due 2020	Nov. 30, 2010 Senior Notes 7.625% due 2020	Nov. 30, 2012 Senior Subordinated Notes 10.25% due 2015	Dec. 31, 2011 Senior Subordinated Notes 10.25% due 2015	Mar. 31, 2013 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2012 Senior Subordinated Notes 6.625% due 2019	Mar. 31, 2013 Accounts Receivable Facilities	Dec. 31, 2012 Accounts Receivable Facilities	Dec. 31, 2011 Accounts Receivable Facilities	Sep. 30, 2010 Accounts Receivable Facilities	Mar. 31, 2009 Accounts Receivable Facilities	Mar. 31, 2013 Debt and Capital Lease Obligations, Other	Dec. 31, 2012 Debt and Capital Lease Obligations, Other	Dec. 31, 2011 Debt and Capital Lease Obligations, Other
Debt Instrument [Line Items]
Debt agreement, outstanding amount				$ 3,502	$ 3,554	$ 4,272	$ 157	$ 207	$ 1,386	$ 1,719	$ 2,407	$ 427	$ 908	$ 718	$ 720	$ 479	$ 2,200																	$ 200	$ 250	$ 200	$ 200	$ 181
Senior Notes or Senior Subordinated Notes																		247	246	242	497	900	900	900	900	700	700	700	700	490	1,000	1,000	1,000
Other, primarily foreign bank debt and capital lease obligations																																							13	12	18
Total debt	6,562	6,662	7,829
Short-term borrowings and current portion of long-term debt	(441)	(63)	(10)
Long-term debt	$ 6,121	$ 6,599	$ 7,819

Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2012 Senior Secured Credit Facility Secured Revolving Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility Secured Revolving Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility Tranche A	Dec. 31, 2011 Senior Secured Credit Facility Tranche A	Mar. 31, 2013 Senior Secured Credit Facility Tranche A	Dec. 31, 2012 Senior Secured Credit Facility Tranche B	Dec. 31, 2011 Senior Secured Credit Facility Tranche B	Dec. 31, 2012 Senior Secured Credit Facility Tranche C	Dec. 31, 2011 Senior Secured Credit Facility Tranche C	Mar. 31, 2013 Senior Secured Credit Facility Tranche C	Dec. 31, 2012 Senior Secured Credit Facility Tranche D	Dec. 31, 2011 Senior Secured Credit Facility Tranche D	Mar. 31, 2013 Senior Secured Credit Facility Tranche D	Dec. 31, 2012 Senior Secured Credit Facility Incremental Term Loan	Dec. 31, 2011 Senior Secured Credit Facility Incremental Term Loan	Mar. 31, 2013 Senior Secured Credit Facility Tranche E	Mar. 31, 2013 Senior Secured Notes 4.875% due 2014	Dec. 31, 2012 Senior Secured Notes 4.875% due 2014	Dec. 31, 2011 Senior Secured Notes 4.875% due 2014	Jan. 15, 2004 Senior Secured Notes 4.875% due 2014	Dec. 31, 2012 Senior Notes 10.625% due 2015	Dec. 31, 2011 Senior Notes 10.625% due 2015	Mar. 31, 2013 Senior Notes 7.375% due 2018	Dec. 31, 2012 Senior Notes 7.375% due 2018	Dec. 31, 2011 Senior Notes 7.375% due 2018	Nov. 30, 2010 Senior Notes 7.375% due 2018	Mar. 31, 2013 Senior Notes 7.625% due 2020	Dec. 31, 2012 Senior Notes 7.625% due 2020	Dec. 31, 2011 Senior Notes 7.625% due 2020	Nov. 30, 2010 Senior Notes 7.625% due 2020	Dec. 31, 2012 Senior Subordinated Notes 10.25% due 2015	Nov. 30, 2012 Senior Subordinated Notes 10.25% due 2015	Dec. 31, 2011 Senior Subordinated Notes 10.25% due 2015	Mar. 31, 2013 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2012 Senior Subordinated Notes 6.625% due 2019	Nov. 30, 2012 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2011 Senior Subordinated Notes 6.625% due 2019	Jan. 31, 2012 Accounts Receivable Facilities	Sep. 30, 2010 Accounts Receivable Facilities	Mar. 31, 2013 Accounts Receivable Facilities	Dec. 31, 2012 Accounts Receivable Facilities	Dec. 31, 2011 Accounts Receivable Facilities
Debt Instrument [Line Items]
Debt agreement, effective interest rate					1.96%	3.33%	1.95%	4.35%	4.32%	4.17%	4.17%	4.41%	4.50%	4.50%	4.50%	3.78%	3.78%	4.00%																								3.70%	3.71%	3.79%
Debt agreement, maturity date			Nov 29, 2016	Nov 29, 2016	Feb 28, 2014	Feb 28, 2014		Feb 28, 2016	Feb 28, 2016	Feb 28, 2017	Feb 28, 2017		Jan 31, 2020	Jan 31, 2020																										Dec 19, 2017	Sep 30, 2014
Senior Notes or Senior Subordinated Notes, due date		2019																	2014	2014	2014		2015	2015	2018	2018	2018	2018	2020	2020	2020	2020	2015	2015	2015	2019	2019		2019
Senior Notes, interest Rate																			4.88%	4.88%	4.88%	4.88%	10.63%	10.63%	7.38%	7.38%	7.38%	7.38%	7.63%	7.63%	7.63%	7.63%	10.25%	10.25%	10.25%	6.63%	6.63%	6.63%	6.63%
Discount on notes	$ 4																		$ 3	$ 4	$ 8			$ 3

Debt and Derivatives - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended							12 Months Ended			12 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended																				1 Months Ended					1 Months Ended								3 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended								1 Months Ended		1 Months Ended				1 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2012 USD ($)	Mar. 31, 2013 One Month Libor	Dec. 31, 2012 One Month Libor	Dec. 31, 2012 Three Month LIBOR	Dec. 31, 2012 Minimum	Dec. 31, 2012 Other Accrued Expenses USD ($)	Dec. 31, 2011 Other Accrued Expenses USD ($)	Dec. 31, 2012 Registration Default	Dec. 31, 2012 Registration Default Maximum	Dec. 31, 2010 U.S. Dollar Denominated Debt Mandatory Prepayment USD ($)	Dec. 31, 2010 Sterling Denominated Debt Mandatory Prepayment USD ($)	Dec. 31, 2010 Euro Denominated Debt Mandatory Prepayment USD ($)	Dec. 31, 2010 Euro Denominated Debt Voluntary Prepayment USD ($)	Dec. 31, 2010 Segment, Discontinued Operations Public Sector UK USD ($)	Dec. 31, 2010 Segment, Discontinued Operations Public Sector UK GBP (£)	Mar. 31, 2013 Refinancing of Debt USD ($)	Dec. 31, 2012 Senior Secured Credit Facility USD ($)	Mar. 31, 2013 Senior Secured Credit Facility USD ($)	Dec. 17, 2012 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility USD ($)	Jan. 31, 2013 Accounts Receivable Facilities USD ($)	Jan. 31, 2012 Accounts Receivable Facilities	Mar. 31, 2009 Accounts Receivable Facilities USD ($)	Dec. 31, 2012 Accounts Receivable Facilities USD ($)	Sep. 30, 2010 Accounts Receivable Facilities USD ($)	Mar. 31, 2013 Accounts Receivable Facilities USD ($)	Dec. 19, 2012 Accounts Receivable Facilities USD ($)	Dec. 31, 2011 Accounts Receivable Facilities USD ($)	Oct. 03, 2011 Accounts Receivable Facilities USD ($)	Dec. 31, 2012 Federal Funds Rate	Mar. 31, 2013 Senior Secured Notes 4.875% due 2014 USD ($)	Dec. 31, 2012 Senior Secured Notes 4.875% due 2014 USD ($)	Dec. 31, 2011 Senior Secured Notes 4.875% due 2014 USD ($)	Jan. 31, 2004 Senior Secured Notes 4.875% due 2014	Jan. 15, 2004 Senior Secured Notes 4.875% due 2014 USD ($)	Mar. 31, 2013 Senior Notes 7.375% due 2018 USD ($)	Dec. 31, 2012 Senior Notes 7.375% due 2018 USD ($)	Dec. 31, 2011 Senior Notes 7.375% due 2018 USD ($)	Nov. 30, 2010 Senior Notes 7.375% due 2018 USD ($)	Mar. 31, 2013 Senior Notes 7.625% due 2020 USD ($)	Dec. 31, 2012 Senior Notes 7.625% due 2020 USD ($)	Dec. 31, 2011 Senior Notes 7.625% due 2020 USD ($)	Nov. 30, 2010 Senior Notes 7.625% due 2020 USD ($)	Nov. 30, 2010 Senior Notes 9.125% Due 2013 USD ($)	Apr. 30, 2012 Senior Notes 10.625% due 2015 USD ($)	Dec. 31, 2012 Senior Notes 10.625% due 2015	Apr. 02, 2012 Senior Notes 10.625% due 2015 USD ($)	Dec. 31, 2011 Senior Notes 10.625% due 2015 USD ($)	Apr. 30, 2012 Senior Notes 10.625% due 2015 Early Debt Redemption Premium USD ($)	Mar. 31, 2013 Senior Subordinated Notes 6.625% due 2019 USD ($)	Dec. 31, 2012 Senior Subordinated Notes 6.625% due 2019 USD ($)	Nov. 30, 2012 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2011 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2012 Senior Subordinated Notes 10.25% due 2015	Nov. 30, 2012 Senior Subordinated Notes 10.25% due 2015 USD ($)	Dec. 31, 2011 Senior Subordinated Notes 10.25% due 2015 USD ($)	Dec. 31, 2012 Senior Notes 10.25% due 2015 Early Debt Redemption Premium USD ($)	Dec. 31, 2012 Senior Notes 10.25% due 2015 Loss On Early Extinguishment Of Debt USD ($)	Mar. 31, 2013 Tranche A Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Tranche A Senior Secured Credit Facility USD ($)	Jan. 31, 2012 Tranche A Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Tranche A Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Tranche A Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Incremental Term Loan Senior Secured Credit Facility USD ($)	Jan. 31, 2012 Incremental Term Loan Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Incremental Term Loan Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Secured Revolving Credit Facility Senior Secured Credit Facility	Dec. 31, 2011 Secured Revolving Credit Facility Senior Secured Credit Facility	Oct. 03, 2011 Secured Revolving Credit Facility Accounts Receivable Facilities USD ($)	Mar. 31, 2009 Secured Revolving Credit Facility Accounts Receivable Facilities USD ($)	Mar. 31, 2013 Libor Floor Rate Refinancing of Debt	Mar. 31, 2009 Libor Floor Rate Accounts Receivable Facilities	Sep. 30, 2010 One Month Libor Rate Accounts Receivable Facilities	Dec. 31, 2012 Term Loans Accounts Receivable Facilities USD ($)	Mar. 31, 2013 Revolving Credit Facility Refinancing of Debt	Mar. 08, 2013 Revolving Credit Facility Refinancing of Debt USD ($)	Mar. 31, 2012 Revolving Credit Facility Senior Secured Credit Facility	Feb. 28, 2012 Revolving Credit Facility Senior Secured Credit Facility	Mar. 02, 2012 Revolving Credit Facility Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Revolving Credit Facility Accounts Receivable Facilities USD ($)	Mar. 31, 2012 Tranche One and Incremental Term Loans Senior Secured Credit Facility	Feb. 28, 2012 Tranche One and Incremental Term Loans Senior Secured Credit Facility	Mar. 02, 2012 Tranche One and Incremental Term Loans Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Tranche D Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Tranche D Senior Secured Credit Facility	Mar. 31, 2013 Tranche D Senior Secured Credit Facility USD ($)	Dec. 17, 2012 Tranche D Senior Secured Credit Facility Refinancing of Debt USD ($)	Mar. 31, 2013 Tranche B Refinancing of Debt USD ($)	Jan. 31, 2012 Tranche B Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Tranche B Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Tranche B Senior Secured Credit Facility USD ($)	Mar. 31, 2013 Tranche E Refinancing of Debt USD ($)	Mar. 31, 2013 Tranche E Senior Secured Credit Facility USD ($)	Mar. 31, 2013 Tranche C Refinancing of Debt USD ($)	Dec. 31, 2012 Tranche C Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Tranche C Senior Secured Credit Facility	Mar. 31, 2013 Tranche C Senior Secured Credit Facility USD ($)	Mar. 31, 2013 LIBOR Rate Refinancing of Debt
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity				$ 880																		$ 850							$ 317		$ 350		$ 275		$ 290																																								$ 90	$ 136																	$ 750
Credit Facility, available for borrowing				857
Letter of credit, outstanding amount				23
Line of Credit Facility, outstanding balance																																																																																		880			880				908
Debt instrument, maturity date																																																																																	Mar 8, 2018		Nov 29, 2016	May 11, 2013			Feb 28, 2017	Feb 28, 2014
Proceeds from term loan		2,174	(19)	1,715	1	1,633																	720																																																																											2,200
Repayment of term loan																96	3	2	164																																														50	48	396			169	137																								689
Credit Facility, maturity date																												Dec 19, 2017			Sep 30, 2014																																					Feb 28, 2014	Feb 28, 2014				Nov 29, 2016	Nov 29, 2016																Jan 31, 2020	Jan 31, 2020					Feb 28, 2016	Feb 28, 2016	Mar 8, 2020			Feb 28, 2017	Feb 28, 2017
Cash used to repay debt		2,302	1,225	2,946	239	1,924																																												1,600																																												1,719						481
Variable interest rate over base rate																																				0.50%																																									1.00%	3.00%	3.50%																									3.00%
Libor plus interest rate on term loan																						4.00%
Required quarterly principal repayment, as a percentage of funded total principal amount				0.25%																		0.25%
Line of credit, commitment fee				0.63%																										0.75%
Debt agreement, percentage of excess cash flow and other sources to repay debt																									50.00%
Net proceed from sale of business	1,222
Loss on extinguishment of debt	15	(5)	(15)	(82)	(3)	(58)																5																												57	37				27								21	29
Proceeds from sale of business																				138	88
Interest rate received								0.20%	0.21%	0.31%
Interest rate swap, unrealized gain(loss)				3	17	21
Interest rate swap, fair value												5	11
Interest rate swap, expected to be reclassified from other comprehensive income (loss) into earnings in the next 12 months		2		5
Senior Notes issued							1,000																																		250
Debt Instrument Interest Rate Stated Percentage																																					4.88%	4.88%	4.88%		4.88%	7.38%	7.38%	7.38%	7.38%	7.63%	7.63%	7.63%	7.63%	9.13%		10.63%		10.63%		6.63%	6.63%	6.63%	6.63%	10.25%	10.25%	10.25%
Senior Notes, due date																																								2014-01
Senior Notes issued																																					247	246	242			900	900	900	900	700	700	700	700					497		1,000	1,000				490	1,000
Discount on notes				4																																	3	4	8															3
Senior Notes or Senior Subordinated Notes, due date							2019																														2014	2014	2014			2018	2018	2018	2018	2020	2020	2020	2020			2015		2015		2019	2019		2019	2015	2015	2015
Senior notes, redemption payment																																																			527
Senior notes, face amount																																																					500
Senior Note, redemption price as a percentage of aggregate principal amount				101.00%
Number of possible shelf registration statements											1
Senior Subordinated Notes, additional annual interest rate														0.25%	1.00%
Senior Subordinated Notes, number of subsequent days for which interest increases by 0.25%														90 days
Credit Facility, term																													3 years
Debt agreement, outstanding amount																							3,554	3,502		4,272			181	250	200	200		200																															157	207		207	1,386			479								200						50				720		718				1,719	2,407		2,200		908		427
Credit Facility, effective interest rate																														3.71%		3.70%		3.79%																															1.95%	1.96%		1.96%	3.33%	3.78%		3.78%																		4.50%	4.50%	4.50%				4.35%	4.32%		4.00%		4.17%	4.17%	4.41%
Amount of accounts receivable secured borrowings under receivable facility																														519
Payment of revolving commitment of secured accounts receivable facility																											50
Settlement of interest rate swaps		500
Cash flow hedging instruments		$ 1		$ 5

Credit Agreement and Effective Interest Rates Adjusted for Swaps (Detail)	Dec. 31, 2012
Revolving Credit Facility
Debt And Credit Agreements [Line Items]
Effective interest rate	3.21%
Tranche A
Debt And Credit Agreements [Line Items]
Effective interest rate	1.96%
Tranche B
Debt And Credit Agreements [Line Items]
Effective interest rate	3.87%
Effective rate adjusted for swaps	4.35%
Tranche C
Debt And Credit Agreements [Line Items]
Effective interest rate	3.96%
Effective rate adjusted for swaps	4.17%
Tranche D
Debt And Credit Agreements [Line Items]
Effective interest rate	4.50%

Interest Rate Swaps (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013 Derivative Instrument 2	Mar. 31, 2013 Minimum Derivative Instrument 2	Mar. 31, 2013 Maximum Derivative Instrument 2	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap Derivative Instrument 1	Dec. 31, 2012 Interest Rate Swap Derivative Instrument 2	Dec. 31, 2012 Interest Rate Swap Minimum Derivative Instrument 2	Dec. 31, 2012 Interest Rate Swap Maximum Derivative Instrument 2
Derivative [Line Items]
Inception		2012-08	2012-09		2010-02		2012-08	2012-09
Maturity	2017-02				2013-05	2017-02
Notional Amount	$ 400			$ 900	$ 500	$ 400
Interest rate paid	0.69%			1.41%	1.99%	0.69%
Interest rate received (LIBOR)	1 month				3 months	1 month

Contractual Future Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 63
2014	461	[1]
2015	8
2016	1,729
2017	1,115
Thereafter	3,286
After Amendment
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	80
2014	483	[1]
2015	30
2016	32
2017	656
Thereafter	$ 5,381

[1]	Included are debt discounts of $4 million.

Contractual Future Maturities of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
Debt discounts	$ 4

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents-money market funds	$ 200	$ 227	$ 351
Currency forward contracts	8	4
Total	208	231
Liabilities
Interest rate swap agreements and other		4	15
Interest rate swap agreements	1
Fair Value Measures Using Level 1
Assets
Cash and cash equivalents-money market funds	200	227	351
Total	200	227
Fair Value Measures Using Level 2
Assets
Currency forward contracts	8	4
Total	8	4
Liabilities
Interest rate swap agreements and other		4	15
Interest rate swap agreements	$ 1

Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Fair Value Measurements [Line Items]
Indian Rupee forward contracts, assets			$ 4
Indian Rupee forward contracts, liabilities		3		3
Goodwill carrying value		4,885	4,539	4,885	4,856	4,505
Goodwill impairment loss	385	48	385	48	205
Segment, Continuing Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss					205
Segment, Discontinued Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss					123
Fair Value Measures Using Level 3
Fair Value Measurements [Line Items]
Goodwill carrying value			914		888
Goodwill fair value			529		560
Goodwill impairment loss					328
Incremental goodwill impairment charge					12
Fair Value Measures Using Level 3 | Segment, Continuing Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss			385		205
Fair Value Measures Using Level 3 | Segment, Discontinued Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss					$ 123

Assets and Liabilities Measured at Fair Value on Non Recurring Basis (Detail) (Fair Value Measures Using Level 3, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010
Assets
Goodwill	$ 529	$ 560
Fair Value, Measurements, Nonrecurring
Assets
Goodwill	$ 529	$ 560

Carrying Amount and Estimated Fair Value of Debt Including Current Portion and Excluding Interest Rate Swaps (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Floating Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	$ 3,702	$ 3,803	$ 4,472
Fair Value	3,740	3,826	4,372
Fixed Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	2,860	2,859	3,357
Fair Value	$ 3,018	$ 3,023	$ 3,454

Dividend - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Proceeds from term loan	$ 2,174	$ (19)	$ 1,715	$ 1	$ 1,633
Exercise Prices, lower range			$ 4.5
Dividends paid	1		724
SunGard Data Systems Inc.
Dividends Payable [Line Items]
Dividends declared			747
Dividend-equivalent cash paid			6
Dividends paid			724
SunGard Data Systems Inc. | Term loans
Dividends Payable [Line Items]
Proceeds from term loan			720
SunGard Capital Corp. II
Dividends Payable [Line Items]
Preferred stock dividend declared and paid			718
Preferred stock dividend paid, per share			$ 72.8
Dividend paid, per unit			3.64
SunGard Capital Corp. II | SunGard Capital Corp
Dividends Payable [Line Items]
Dividend-equivalent cash payments			$ 30
Dividend-equivalent cash payments, payment period			5 years

Stock Option and Award Plans and Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration period	10 years
Options vested, total fair value	$ 4,000,000	$ 8,000,000	$ 18,000,000
Performance option Units earned but not vested	67,000
Intrinsic value of performance option Units earned but not vested	400,000
Options canceled, shares	2,000,000
Options canceled, weighted average exercise price	$ 14.82
Options exercised, intrinsic value	22,000,000	25,000,000	7,000,000
Proceed from option exercise	200,000	300,000	1,000,000
Proceed from purchase of stock		6,000,000
Tax benefit from options exercised	7,000,000	9,000,000	2,000,000
Segment, Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non cash stock compensation expense		2,000,000	2,000,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, requisite service period	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, requisite service period	5 years
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non cash stock compensation expense	38,000,000	33,000,000	29,000,000
SunGard Capital Corp. II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceed from option exercise	40,000	80,000	400,000
Proceed from purchase of stock		3,000,000
Time Based Option Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, requisite service period	4 years
Unearned non cash stock based compensation, stock options	3,000,000
Unearned non cash stock based compensation, weighted average recognition period	3 years 6 months
Time Based Option Award | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, vesting period	4 years
Time Based Option Award | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, vesting period	5 years
Performance Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned non cash stock based compensation, stock options	6,000,000
Unearned non cash stock based compensation, weighted average recognition period	1 year 3 months 18 days
Performance Based Stock Options | Awards Granted Prior to May 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, performance period	5 years
Performance Based Stock Options | Awards Granted After May 2011 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, performance period	12 months
Performance Based Stock Options | Awards Granted After May 2011 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, performance period	18 months
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, vesting period	5 years
Restricted stock units vested, total fair value	36,000,000	22,000,000	13,000,000
Restricted stock units vested, shares	800,000	300,000	100,000
Equity awards expected to vest, shares	308,000
Equity awards expected to vest, intrinsic value	6,000,000
Options canceled, weighted average exercise price	$ 21.61	$ 21.41	$ 22.16
Awards canceled, shares	1,600,000	900,000	800,000
Awards canceled, weighted average exercise price	$ 22.24
Tax Benefit from release of restricted stock units	6,000,000	2,000,000	800,000
RSUs | Future
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards canceled, shares	800,000
RSUs | Currently Active
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested, shares	2,500,000	1,600,000
Performance Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned non cash stock based compensation, restricted stock units	26,000,000
Unearned non cash stock based compensation, weighted average recognition period	3 years 1 month 6 days
Time Based Restricted Stock Units (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, requisite service period	5 years
Unearned non cash stock based compensation, restricted stock units	63,000,000
Unearned non cash stock based compensation, weighted average recognition period	3 years 10 months 24 days
Performance Based Restricted Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, vesting period	10 years
Class A Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards expected to vest, shares	43,000
Equity awards expected to vest, intrinsic value	$ 8,000
Awards canceled, shares	1,600,000
Awards canceled, weighted average exercise price	$ 1.9
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan, awards authorized	70,000,000
Number of shares in each Units	1.3
Incentive plan, shares available for grant	28,500,000
Class L common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan, awards authorized	7,000,000
Number of shares in each Units	0.1444
Incentive plan, shares available for grant	3,100,000
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan, awards authorized	2,500,000
Number of shares in each Units	0.05
Incentive plan, shares available for grant	1,200,000

Fair Value of Option Units Granted and Related Assumptions (Detail) (Option units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Option units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value on date of grant	$ 7.84	$ 9.76	$ 7.37
Assumptions used to calculate fair value:
Volatility	43.00%	43.00%	36.00%
Risk-free interest rate	0.60%	1.60%	1.90%
Expected term	5 years	5 years	5 years
Dividends	$ 0	$ 0	$ 0

Fair value of Class A Options Granted and Related Assumptions (Detail) (Class A Options, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Class A Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value on date of grant	$ 0.23
Assumptions used to calculate fair value:
Volatility	156.00%
Risk-free interest rate	2.10%
Expected term	5 years
Dividends	$ 0

Stock Option and RSU Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Options
Canceled	(2)
Weighted- Average Price
Canceled	$ 14.82
RSUs
Weighted- Average Price
Outstanding at beginning of period	$ 22.5		$ 21.59	$ 21.87
Granted	$ 20.62		$ 24.4	$ 21.23
Exercised / released	$ 21.57		$ 21.92	$ 22.86
Canceled	$ 21.61		$ 21.41	$ 22.16
Outstanding at end of period	$ 22.09		$ 22.5	$ 21.59
RSUs
Outstanding at beginning of period	7.6		6.4	5
Granted	2.9		2.4	2.3
Exercised / released	(0.8)		(0.3)	(0.1)
Canceled	(1.6)		(0.9)	(0.8)
Outstanding at end of period	8.1		7.6	6.4
Option units
Options
Beginning Balance	20.2		26.2	28
Granted	0.2		0.2	0.2
Exercised / released	(2.5)		(2)	(0.7)
Canceled	(1.8)		(4.2)	(1.3)
Ending Balance	16.1		20.2	26.2
Weighted- Average Price
Outstanding at beginning of period	$ 16.93		$ 16.54	$ 16.46
Granted	$ 20.67		$ 24.74	$ 21.32
Exercised / released	$ 11.11		$ 10.39	$ 11.94
Canceled	$ 19.04		$ 18.05	$ 18.09
Outstanding at end of period	$ 14.01	[1]	$ 16.93	$ 16.54
Class A Options
Options
Beginning Balance	10		12.4	12.5
Granted				2
Canceled	(3.4)		(2.4)	(2.1)
Ending Balance	6.6		10	12.4
Weighted- Average Price
Outstanding at beginning of period	$ 1.6		$ 1.58	$ 1.86
Granted				$ 0.25
Canceled	$ 1.4		$ 1.48	$ 1.97
Outstanding at end of period	$ 1.71		$ 1.6	$ 1.58

[1]	Weighted-average exercise price has been adjusted to reflect the reduction in the exercise price of all outstanding option units, other than options with an exercise price of $4.50 per Unit, by $3.64 per Unit at the date of the declaration of the preferred stock dividend (see Note 7).

Stock Option and RSU Activity (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decrease in exercise price resulting from dividend declaration	3.64
Exercise Prices, lower range	$ 4.5

Information Concerning Options for Units and Class A Shares That Have Vested and Expected To Vest (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 4.5
Option units | $4.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 4.5
Exercise Prices, upper range	$ 4.5
Vested and expected to vest, number of options outstanding	0.86
Vested and expected to vest, weighted average remaining life	1 year 8 months 12 days
Vested and expected to vest, aggregate intrinsic value	$ 10
Exercisable, number of options	0.86
Exercisable, Weighted-average remaining life	1 year 8 months 12 days
Exercisable, aggregate intrinsic value	10
Option units | $14.36 - 21.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 14.36
Exercise Prices, upper range	$ 21.1
Vested and expected to vest, number of options outstanding	12.47
Vested and expected to vest, weighted average remaining life	3 years 1 month 6 days
Vested and expected to vest, aggregate intrinsic value	25
Exercisable, number of options	12
Exercisable, Weighted-average remaining life	2 years 10 months 24 days
Exercisable, aggregate intrinsic value	$ 25
Class A Options | $0.21 - 0.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 0.21
Exercise Prices, upper range	$ 0.44
Vested and expected to vest, number of options outstanding	1.94
Vested and expected to vest, weighted average remaining life	7 years
Exercisable, number of options	1.27
Exercisable, Weighted-average remaining life	6 years 10 months 24 days
Class A Options | $1.41
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 1.41
Exercise Prices, upper range	$ 1.41
Vested and expected to vest, number of options outstanding	0.49
Vested and expected to vest, weighted average remaining life	5 years 10 months 24 days
Exercisable, number of options	0.42
Exercisable, Weighted-average remaining life	5 years 10 months 24 days
Class A Options | $2.22 - 3.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 2.22
Exercise Prices, upper range	$ 3.06
Vested and expected to vest, number of options outstanding	2.31
Vested and expected to vest, weighted average remaining life	5 years 3 months 18 days
Exercisable, number of options	2.18
Exercisable, Weighted-average remaining life	5 years 3 months 18 days

Savings Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Company contribution to defined contribution plans	4.00%
Total expense for continuing operations	$ 57	$ 61	$ 56

Continuing Operations Provision Benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal			$ (21)	$ (26)	$ (41)
State			9	4	3
Foreign			54	60	53
Total current			42	38	15
Deferred:
Federal			(54)	(103)	(63)
State			3	(39)	(8)
Foreign			(29)	(14)	(13)
Total deferred	(31)	34	(80)	(156)	(84)
Total			$ (38)	$ (118)	$ (69)

Income Loss from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
U.S. operations												$ (531)	$ (341)	$ (641)
Foreign operations												96	154	158
Income (loss) from continuing operations before income taxes	$ (56)	$ 60	$ (380)	[1]	$ (32)	$ (83)	$ 18	[2]	$ (66)	$ (50)	$ (89)	$ (435)	$ (187)	$ (483)

[1]	Includes a pre-tax goodwill impairment charge of $385 million.
[2]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets Liabilities [Line Items]
U.S. federal statutory income tax rate			35.00%
Net operating loss carry-forwards			$ 101	$ 111
Deferred tax expense(benefit)	(31)	34	(80)	(156)	(84)
Federal deferred tax expense(benefit)			(54)	(103)	(63)
State deferred tax expense(benefit)			3	(39)	(8)
Foreign deferred tax expense(benefit)			(29)	(14)	(13)
Gross net operating loss carryforwards, expiration date			2032
Valuation allowance related to net operating loss carryforwards			65	66
Unrecognized tax benefits that , if recognized, would affect effective tax rate			94
Unrecognized tax benefits, accrued interest and penalities			4
Reasonably possible amount of unrecognized tax benefits that may be resolved within next 12 months			0
Reasonably possible amount of unrecognized tax benefits that may be resolved within next 12 months			35
Internal Revenue Service (IRS)
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			17
State and Local Jurisdiction
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			22
Foreign Tax Authority
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			62
Tax credit carryforwards			29	55
Tax credit carryforwards, expiration period			10 years
Tax credit carryforwards, expiration year			2021
Net Operating Loss Carryforwards
Deferred Tax Assets Liabilities [Line Items]
Deferred tax expense(benefit)			(45)
Federal deferred tax expense(benefit)			(10)
State deferred tax expense(benefit)			(12)
Foreign deferred tax expense(benefit)			(23)
Foreign Subsidiaries
Deferred Tax Assets Liabilities [Line Items]
Deferred income tax liability			20	40
Undistributed earnings of non-U.S. subsidiaries			100
Sun Gard's HE Business
Deferred Tax Assets Liabilities [Line Items]
Deferred tax liability related to book-over-tax basis difference			$ 135

Differences between US Statutory Tax Rate and Effective Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax at federal statutory rate	$ (152)		$ (65)		$ (169)
State income taxes, net of federal benefit	(2)		(6)		3
Foreign taxes, net of U.S. foreign tax credit	(12)	[1]	(20)	[1]	(6)	[1]
Tax rate changes	7	[2]	(31)	[2]	(13)	[2]
Nondeductible goodwill impairment charge	118		17		68
Nondeductible expenses	3		6		5
Change in uncertain tax positions	12	[3]	(1)	[3]
Research and development credit			(3)		(2)
U.S. income taxes on non-U.S. unremitted earnings	(20)		(11)		45
Other, net	8		(4)
Total	$ (38)		$ (118)		$ (69)
Effective income tax rate	9.00%		63.00%		14.00%

[1]	Includes foreign taxes, dividends and the rate differential between U.S. and foreign countries. Also includes a favorable adjustment in 2011 of $4 million related to foreign tax credits not previously recognized, and includes $6 million, $8 million and $6 million in 2010, 2011 and 2012, respectively, related to benefits of a temporary reduction in statutory tax rates. These temporary tax rates expire between 2012 and 2024.
[2]	During 2011, the Company determined that a 2009 adjustment was incorrect and reversed it, thereby increasing the deferred tax liability and goodwill balances. The Company recorded an income tax benefit of $35 million reflecting the amortization of the deferred income tax liability which benefit would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made (see goodwill discussion in Note 1).
[3]	In 2012, the change in uncertain tax positions recorded in continuing operations was $12 million which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.

Differences between US Statutory Tax Rate and Effective Income Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Favorable adjustment related to foreign tax credit not previously recognized			$ 4
Benefits of temporary reduction in statutory tax rate	6		8		6
Amortization of deferred income tax liability			35
Change in uncertain tax positions	$ 12	[1]	$ (1)	[1]
Minimum
Reconciliation of Statutory Federal Tax Rate [Line Items]
Temporary foreign tax rate expiration year	2012		2012		2012
Maximum
Reconciliation of Statutory Federal Tax Rate [Line Items]
Temporary foreign tax rate expiration year	2024		2024		2024

[1]	In 2012, the change in uncertain tax positions recorded in continuing operations was $12 million which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.

Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current:
Trade receivables	$ 9	$ 14
Accrued expenses, net	28	9
Tax credit carryforwards	29	55
Outside basis difference		(135)
Total current deferred income tax asset (liability)	66	(57)
Valuation allowance	(17)	(14)
Net current deferred income tax asset (liability)	49	(71)
Less: amounts classified as related to discontinued operations		(5)
Net current deferred income tax asset (liability)-continuing operations	49	(76)
Long-term:
Property and equipment	(22)	7
Intangible assets	(1,083)	(1,302)
Net operating loss carryforwards	101	111
Stock compensation	56	60
U.S. income taxes on non-U.S. unremitted earnings	(20)	(40)
Other, net	(10)	(2)
Total long-term deferred income tax liability	(978)	(1,166)
Valuation allowance	(48)	(52)
Net long-term deferred income tax liability	(1,026)	(1,218)
Less: amounts classified as related to discontinued operations		101
Net long-term deferred income tax asset (liability)-continuing operations	$ (1,026)	$ (1,117)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 22	$ 37	$ 38
Additions for tax positions of prior years	22	1	17
Reductions for tax positions of prior years		(1)	(4)
Additions for tax positions of current year	50	2	4
Settlements for tax positions of prior years		(17)	(18)
Balance at end of year	$ 94	$ 22	$ 37

Liability for Workforce Reductions and Facility Closures (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 54		$ 48
Expense	5		54
Paid	(12)		(44)
Other Adjustments	(3)	[1]	(4)	[2]
Ending Balance	44		54
Workforce-related
Restructuring Cost and Reserve [Line Items]
Beginning Balance	32		36
Expense	4		42
Paid	(10)		(42)
Other Adjustments	(3)	[1]	(4)	[2]
Ending Balance	23		32
Facilities
Restructuring Cost and Reserve [Line Items]
Beginning Balance	22		12
Expense	1		12
Paid	(2)		(2)
Ending Balance	$ 21		$ 22

[1]	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.
[2]	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.

Employee Termination Benefits and Facility Closures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Future minimum lease payment	$ 994
Facilities
Restructuring Cost and Reserve [Line Items]
Future minimum lease payment	$ 22

Operating Result for Each Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 995						$ 1,024							$ 4,263		$ 4,440		$ 4,437
Depreciation and amortization	73	[1]					71	[1]						287		271		278
Segment adjusted EBITDA	249						255
Income (loss) from continuing operations before income taxes	(56)		60	(380)	[2]	(32)	(83)		18	[3]	(66)	(50)	(89)	(435)		(187)		(483)
Cash paid for property and equipment and software	46						60							260		276		298
Financial Systems
Segment Reporting Information [Line Items]
Revenue	600						618							2,654		2,776		2,754
Depreciation and amortization	22	[1]					21	[1]						88		83		82
Segment adjusted EBITDA	130						126							738		720		708
Cash paid for property and equipment and software														89		89		93
Availability Services
Segment Reporting Information [Line Items]
Revenue	345						355							1,405		1,460		1,469
Depreciation and amortization	49	[1]					48	[1]						191		180		190
Segment adjusted EBITDA	105						113							480		508		527
Cash paid for property and equipment and software														162		178		196
Other
Segment Reporting Information [Line Items]
Revenue														204		204		214
Depreciation and amortization														7		7		6
Segment adjusted EBITDA														66		63		69
Cash paid for property and equipment and software														7		5		8
Total Operating Segments
Segment Reporting Information [Line Items]
Revenue														4,263		4,440		4,437
Depreciation and amortization														286		270		278
Segment adjusted EBITDA														1,284		1,291		1,304
Cash paid for property and equipment and software														258		272		297
Corporate and other
Segment Reporting Information [Line Items]
Depreciation and amortization														1		1
Segment adjusted EBITDA														(1,719)	[4]	(1,478)	[4]	(1,787)	[4]
Cash paid for property and equipment and software														$ 2		$ 4		$ 1

[1]	Includes amortization of capitalized software.
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[4]	The components of corporate and other are as follows: Year ended December 31, 2010 2011 2012 Corporate $ (64) $ (70) $ (44) Depreciation and amortization (278) (271) (287) Amortization of acquisition-related intangible assets (448) (435) (385) Goodwill impairment (205) (48) (385) Severance and facility closure costs (30)(2) (65)(3) (50)(4) Stock compensation expense (29) (33) (38) Management fees (16) (12) (14) Other costs (included in operating income) (30) (20) (7) Interest expense, net (636) (521) (427) Loss on extinguishment of debt (58) (3) (82) Other income 7 - - Total Corporate and other $ (1,787) $ (1,478) $ (1,719)

Operating Result for Each Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended						12 Months Ended
	Jan. 31, 2012	Mar. 31, 2013		Sep. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Corporate		$ (13)			$ (14)			$ (44)		$ (70)		$ (64)
Depreciation and amortization		(73)	[1]		(71)	[1]		(287)		(271)		(278)
Amortization of acquisition-related intangible assets		(87)			(101)			(385)		(435)		(448)
Goodwill impairment				(385)			(48)	(385)		(48)		(205)
Severance and facility closure costs		(3)			(2)			(50)	[2]	(65)	[3]	(30)	[4]
Stock compensation expense		(11)			(11)			(38)		(33)		(29)
Management fees		(2)			(2)			(14)		(12)		(16)
Other costs (included in operating income)		(4)			(2)			(7)		(20)		(30)
Interest expense, net		(108)			(122)			(427)		(521)		(636)
Loss on extinguishment of debt	15	(5)			(15)			(82)		(3)		(58)
Other income		1			2							7
Segment adjusted EBITDA		249			255
Financial Systems
Segment Reporting Information [Line Items]
Depreciation and amortization		(22)	[1]		(21)	[1]		(88)		(83)		(82)
Amortization of acquisition-related intangible assets		(44)			(53)
Segment adjusted EBITDA		130			126			738		720		708
Severance and executive transition costs								30		36		13
Lease exit costs								12		3		1
Availability Services
Segment Reporting Information [Line Items]
Depreciation and amortization		(49)	[1]		(48)	[1]		(191)		(180)		(190)
Amortization of acquisition-related intangible assets		(39)			(43)
Segment adjusted EBITDA		105			113			480		508		527
Severance and executive transition costs								4		9		14
Lease exit costs										1
Other
Segment Reporting Information [Line Items]
Depreciation and amortization								(7)		(7)		(6)
Segment adjusted EBITDA								66		63		69
Severance and executive transition costs								2				2
Corporate and other
Segment Reporting Information [Line Items]
Depreciation and amortization								(1)		(1)
Segment adjusted EBITDA								(1,719)	[5]	(1,478)	[5]	(1,787)	[5]
Corporate
Segment Reporting Information [Line Items]
Severance and executive transition costs								$ 1		$ 16

[1]	Includes amortization of capitalized software.
[2]	Includes $30 million, $4 million, $2 million, and $1 million of severance in FS, AS, Other and corporate, respectively. Also, includes $12 million of lease exit costs in FS. The total assets for each segment follow (in millions): December 31, 2011 2012 Total Assets: Financial Systems $ 8,661 $ 6,297 Availability Services 3,793 3,300 Other segment 776 834 Corporate and Other adjustments(5) (680) (413) Total Assets $ 12,550 $ 10,018
[3]	Includes $36 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively.
[4]	Includes $13 million, $14 million and $2 million of severance in FS, AS and Other, respectively. Also, includes $1 million of lease exit costs in FS.
[5]	The components of corporate and other are as follows: Year ended December 31, 2010 2011 2012 Corporate $ (64) $ (70) $ (44) Depreciation and amortization (278) (271) (287) Amortization of acquisition-related intangible assets (448) (435) (385) Goodwill impairment (205) (48) (385) Severance and facility closure costs (30)(2) (65)(3) (50)(4) Stock compensation expense (29) (33) (38) Management fees (16) (12) (14) Other costs (included in operating income) (30) (20) (7) Interest expense, net (636) (521) (427) Loss on extinguishment of debt (58) (3) (82) Other income 7 - - Total Corporate and other $ (1,787) $ (1,478) $ (1,719)

Assets for Each Segment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 9,738	$ 10,018		$ 12,550
Financial Systems
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets		6,297		8,661
Availability Services
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets		3,300		3,793
Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets		834		776
Corporate and other
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets		$ (413)	[1]	$ (680)	[1]

[1]	Includes items that are eliminated in consolidation, deferred income taxes and the assets of the Company's discontinued operations of $1,350 million in 2011. Amortization of acquisition-related intangible assets by segment follows (in millions): Year ended December 31, 2010 2011 2012 Amortization of acquisition-related intangible assets: Financial Systems $ 256 $ 243 (6) $ 202 Availability Services 171 172 165 Other segment 20 19 17 Corporate 1 1 1 Total amortization of acquisition-related intangible assets $ 448 $ 435 $ 385

Assets for Each Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Assets of discontinued operations	$ 1,350

Amortization of Acquisition Related Intangible Assets by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets	$ 87	$ 101	$ 385	$ 435		$ 448
Financial Systems
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			202	243	[1]	256
Availability Services
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			165	172		171
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			17	19		20
Corporate
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			$ 1	$ 1		$ 1

[1]	Includes approximately $7 million of impairment charges related to software and customer base.

Amortization of Acquisition Related Intangible Assets by Segment (Parenthetical) (Detail) (Financial Systems, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financial Systems
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment charges	$ 7

Revenues by Customer Location (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 995	$ 1,024	$ 4,263	$ 4,440	$ 4,437
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, united states			2,719	2,828	2,991
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			1,544	1,612	1,446
International | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			435	451	451
International | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			574	626	529
International | Asia /Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			273	263	244
International | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			168	173	165
International | Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			$ 94	$ 99	$ 57

Property and Equipment by Geographic Location (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international	$ 835	$ 874	$ 893
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, united states		578	593
International | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		162	169
International | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		62	59
International | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		38	38
International | Asia /Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		31	31
International | Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		$ 3	$ 3

Related Party Transactions - Additional Information (Detail) (USD $)	Nov. 30, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Management fees Minimum	Dec. 31, 2010 2018 Senior Notes	Dec. 31, 2010 Senior Notes Due 2020	Dec. 31, 2012 Customary fees and expenses	Mar. 31, 2013 Customary fees and expenses Amended and Restated Credit Agreement	Mar. 31, 2012 Customary fees and expenses Amended and Restated Credit Agreement	Dec. 31, 2012 Management Fees	Mar. 31, 2012 Management Fees Segment, Discontinued Operations Sun Gard's HE Business	Dec. 31, 2012 Management Fees Segment, Discontinued Operations Sun Gard's HE Business	Dec. 31, 2011 Management Fees Segment, Discontinued Operations Sun Gard's HE Business	Dec. 31, 2010 Management Fees Segment, Discontinued Operations Sun Gard's HE Business	Mar. 31, 2013 Management Fees Selling, General and Administrative Expenses	Mar. 31, 2012 Management Fees Selling, General and Administrative Expenses	Dec. 31, 2012 Management Fees Selling, General and Administrative Expenses	Dec. 31, 2011 Management Fees Selling, General and Administrative Expenses	Dec. 31, 2010 Management Fees Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Management fee as percentage of quarterly adjusted EBITDA									1.00%
Related party transactions, expenses			$ 3,000,000			$ 10,000,000	$ 1,000,000	$ 1,000,000		$ 17,800,000	$ 18,000,000	$ 1,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 14,000,000	$ 12,000,000	$ 16,000,000
Related party transactions, accrued expenses														2,000,000		4,000,000	4,000,000
Senior notes	1,000,000,000			900,000,000	700,000,000
Senior notes, maturity date				2018	2020
Related party transaction, amount		$ 120,000

Commitments Contingencies and Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments Contingencies And Guarantees [Line Items]
Rent expense from continuing operations	$ 213	$ 233	$ 232
Outstanding letters of credit and bid bonds	23
Unconditional purchase obligation	223
Initial term of Management Agreement	10 years
Management agreement expiry date	Aug 11, 2015
Commitments
Commitments Contingencies And Guarantees [Line Items]
Outstanding letters of credit and bid bonds	36
Restoration liabilities
Commitments Contingencies And Guarantees [Line Items]
Restoration liabilities	$ 35

Future Minimum Rentals under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 178
2014	163
2015	132
2016	115
2017	96
Thereafter	310
Future minimum lease payment	$ 994

Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Revenue		$ 1,132		$ 1,035		$ 1,072		$ 1,024		$ 1,154		$ 1,097		$ 1,116		$ 1,073
Gross profit		713	[1]	605	[1]	638	[1]	567	[1]	722	[1]	632	[1]	647	[1]	591	[1]
Income (loss) from continuing operations before income taxes	(56)	60		(380)	[2]	(32)		(83)		18	[3]	(66)		(50)		(89)		(435)	(187)	(483)
Income (loss) from continuing operations	(47)	54		(367)	[2]	(8)		(76)		79	[3]	(40)		(30)		(78)		(397)	(69)	(414)
Income (loss) from discontinued operations		15		5				311	[4]	15		(107)	[5]	(43)		55		331	(80)	(156)
Net income (loss)	$ (47)	$ 69	[6]	$ (362)	[2]	$ (8)		$ 235	[4]	$ 94	[3]	$ (147)	[5]	$ (73)		$ (23)		$ (66)	$ (149)	$ (570)

[1]	Gross profit equals revenue less cost of sales and direct operating expenses (excluding depreciation).
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.
[6]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.

Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Goodwill impairment				$ 385					$ 48						$ 385	$ 48	$ 205
Net income (loss)	(47)	69	[1]	(362)	[2]	(8)	235	[3]	94	[4]	(147)	[5]	(73)	(23)	(66)	(149)	(570)
Reversal of income taxes on non- U.S. unremitted earnings
Quarterly Financial Information [Line Items]
Net income (loss)															20
Benefit relating to correction of accrued and deferred income taxes
Quarterly Financial Information [Line Items]
Net income (loss)															6
Sun Gard's HE Business
Quarterly Financial Information [Line Items]
Deferred income tax expense related to book-over-tax basis difference											133
Pre-tax gain on sale of discontinued operation							$ 563								$ 563

[1]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a pre-tax gain on sale of HE of $563 million.
[4]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[5]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.

Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Supplemental information:
Interest paid	$ 49	$ 101	$ 444		$ 496	$ 639
Income taxes paid, net of refunds	29	19	482	[1]	37	43
Cash paid for acquired businesses, net of cash acquired	1	6	40		35	82
Property and equipment
Supplemental information:
Cash paid for acquired businesses, net of cash acquired					1	5
Software products
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			12		21	21
Customer base
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			12		12	27
Goodwill
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			28		6	25
Other Intangible Assets
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			1			8
Deferred Income Taxes
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			(3)		(5)	(5)
Purchase price obligations and debt assumed
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			1		(1)	(2)
Net current liabilities assumed
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			$ (11)		$ 1	$ 3

[1]	Approximately $400 million is related to the sale of HE and the income tax provision was included in discontinued operations.

Supplemental Cash Flow Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Income tax refunds	$ 1	$ 3	$ 8		$ 58	$ 64
Cash paid for acquired businesses, cash acquired			2		4	10
Income taxes paid, net of refunds	29	19	482	[1]	37	43
Sun Gard's HE Business | Segment, Discontinued Operations
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes paid, net of refunds			$ 400

[1]	Approximately $400 million is related to the sale of HE and the income tax provision was included in discontinued operations.

Supplemental Guarantor Condensed Consolidating Financial Statements - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Percentage of each of the Guarantors owned by SunGard	100.00%	100.00%

Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Current:
Cash and cash equivalents	$ 537		$ 546		$ 867
Trade receivables, net	765		900		934
Prepaid expenses, taxes and other current assets	253		230		330
Assets related to discontinued operations					1,350
Total current assets	1,555		1,676		3,481
Property and equipment, net	835		874		893
Intangible assets, net	2,843		2,929		3,291
Goodwill	4,505		4,539		4,885		4,856
Total Assets	9,738		10,018		12,550
Current:
Short-term and current portion of long-term debt	441		63		10
Accounts payable and other current liabilities	1,381		1,444		1,821
Liabilities related to discontinued operations					246
Total current liabilities	1,822		1,507		2,077
Long-term debt	6,121		6,599		7,819
Deferred and other income taxes	1,087		1,120		1,117
Other long-term liabilities	77		76		76
Total liabilities	9,107		9,302		11,089
Total stockholder's equity	631		716		1,461		1,607	2,067
Total Liabilities and Stockholder's Equity	9,738		10,018		12,550
Parent
Current:
Cash and cash equivalents	173		220		529
Trade receivables, net	7		3		2
Prepaid expenses, taxes and other current assets	1,361		1,312		1,090
Total current assets	1,541		1,535		1,621
Intangible assets, net	116		112		120
Deferred income taxes	37		39		34
Intercompany balances	248		254		250
Investment in subsidiaries	8,607		8,620		12,673
Total Assets	10,549		10,560		14,698
Current:
Short-term and current portion of long-term debt	434		57
Intercompany balances	3,292		3,199		5,247	[1]
Accounts payable and other current liabilities	103		70		296
Total current liabilities	3,829		3,326		5,543
Long-term debt	5,915		6,343		7,612
Intercompany debt	83		83		82
Deferred and other income taxes	91		92
Total liabilities	9,918		9,844		13,237
Total stockholder's equity	631		716		1,461
Total Liabilities and Stockholder's Equity	10,549		10,560		14,698
Guarantor Subsidiaries
Current:
Cash and cash equivalents	(2)		(3)		(15)
Intercompany balances	2,588		2,457		4,516	[1]
Trade receivables, net	515	[2]	566	[3]	603	[4]
Prepaid expenses, taxes and other current assets	81		70		125
Assets related to discontinued operations					1,315
Total current assets	3,182		3,090		6,544
Property and equipment, net	555		574		588
Intangible assets, net	2,347		2,413		2,701
Intercompany balances	6		7		1
Goodwill	3,468		3,470		3,784
Investment in subsidiaries	2,056		2,101		2,253
Total Assets	11,614		11,655		15,871
Current:
Short-term and current portion of long-term debt					3
Accounts payable and other current liabilities	1,984		1,983		1,821
Liabilities related to discontinued operations					219
Total current liabilities	1,984		1,983		2,043
Long-term debt	2		2		2
Intercompany debt					19
Deferred and other income taxes	978		1,000		1,085
Other long-term liabilities	43		50		49
Total liabilities	3,007		3,035		3,198
Total stockholder's equity	8,607		8,620		12,673
Total Liabilities and Stockholder's Equity	11,614		11,655		15,871
Non-Guarantor Subsidiaries
Current:
Cash and cash equivalents	366		329		353
Intercompany balances	704		742		731	[1]
Trade receivables, net	243		331		329
Prepaid expenses, taxes and other current assets	112		89		271
Assets related to discontinued operations					37
Total current assets	1,425		1,491		1,721
Property and equipment, net	280		300		305
Intangible assets, net	380		404		470
Intercompany balances	77		76
Goodwill	1,037		1,069		1,101
Total Assets	3,199		3,340		3,597
Current:
Short-term and current portion of long-term debt	7		6		7
Accounts payable and other current liabilities	595		632		860
Liabilities related to discontinued operations					27
Total current liabilities	602		638		894
Long-term debt	204		254		205
Intercompany debt	248		254		267
Deferred and other income taxes	55		67		66
Other long-term liabilities	34		26		27
Total liabilities	1,143		1,239		1,459
Total stockholder's equity	2,056		2,101		2,138
Total Liabilities and Stockholder's Equity	3,199		3,340		3,597
Eliminations
Current:
Intercompany balances	(3,292)		(3,199)		(5,247)	[1]
Prepaid expenses, taxes and other current assets	(1,301)		(1,241)		(1,156)
Assets related to discontinued operations					(2)
Total current assets	(4,593)		(4,440)		(6,405)
Deferred income taxes	(37)		(39)		(34)
Intercompany balances	(331)		(337)		(251)
Investment in subsidiaries	(10,663)		(10,721)		(14,926)
Total Assets	(15,624)		(15,537)		(21,616)
Current:
Intercompany balances	(3,292)		(3,199)		(5,247)	[1]
Accounts payable and other current liabilities	(1,301)		(1,241)		(1,156)
Total current liabilities	(4,593)		(4,440)		(6,403)
Intercompany debt	(331)		(337)		(368)
Deferred and other income taxes	(37)		(39)		(34)
Total liabilities	(4,961)		(4,816)		(6,805)
Total stockholder's equity	(10,663)		(10,721)		(14,811)
Total Liabilities and Stockholder's Equity	$ (15,624)		$ (15,537)		$ (21,616)

[1]	Certain intercompany balances have been revised to reclassify amounts previously presented as negative assets as liabilities within the Parent Company and Non-Guarantor Subsidiaries. The impact to the Parent Company was to reclassify a negative balance of $5,247 million from Current Assets to Current Liabilities. The impact to the Non-Guarantor Subsidiaries was to reclassify a negative balance of $251 million from Long Term Assets to Long Term Liabilities. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Balance Sheet for any period.
[2]	This balance is primarily comprised of a receivable from the Company's AR Financing LLC subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[3]	This balance is primarily comprised of a receivable from the Company's Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[4]	This balance is primarily comprised of a receivable from the Company's Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

Supplemental Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Reclassifications	Mar. 31, 2013 Parent	Dec. 31, 2012 Parent	Dec. 31, 2011 Parent Net current liabilities assumed	Mar. 31, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries Noncurrent Liabilities
Condensed Financial Statements, Captions [Line Items]
Proceed from sale of accounts receivable due to the receivables facility lender in the event of liquidation	$ 200	$ 250	$ 200
Deferred income tax liability	1,087	1,120	1,117	371	91	92		978	1,000	1,085
Reclassification of negative balance from assets to liabilities							$ 5,247				$ 251

Supplemental Condensed Consolidating Schedule of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Total revenue	$ 995							$ 1,024								$ 4,263	$ 4,440		$ 4,437
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	779							800								3,132	3,349		3,302
Depreciation and amortization	73	[1]						71	[1]							287	271		278
Amortization of acquisition-related intangible assets	87							101								385	435		448
Goodwill impairment charges					385					48						385	48		205
Total costs and expenses	939							972								4,189	4,103		4,233
Operating income (loss)	56							52								74	337		204
Net interest income (expense)	(108)							(122)								(427)	(521)		(636)
Other income (expense)	(4)							(13)								(82)	(3)		(51)
Income (loss) from continuing operations before income taxes	(56)							(83)								(435)	(187)		(483)
Benefit from (provision for) income taxes	9							7								38	118		69
Income (loss) from continuing operations	(47)		54		(367)	[2]	(8)	(76)		79	[3]	(40)		(30)	(78)	(397)	(69)		(414)
Income (loss) from discontinued operations, net of tax			15		5			311	[4]	15		(107)	[5]	(43)	55	331	(80)		(156)
Net income (loss)	(47)		69	[6]	(362)	[2]	(8)	235	[4]	94	[3]	(147)	[5]	(73)	(23)	(66)	(149)		(570)
Comprehensive income (loss)	(91)							271								(23)	(166)		(478)
Parent
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	23							25								80	132		109
Amortization of acquisition-related intangible assets																1	1		1
Total costs and expenses	23							25								81	133		110
Operating income (loss)	(23)							(25)								(81)	(133)		(110)
Net interest income (expense)	(101)							(114)								(398)	(489)		(591)
Equity in earnings of unconsolidated subsidiaries	41							160	[7]							71	384	[8]	(84)	[8]
Other income (expense)	(5)							(15)								(82)	4		(57)
Income (loss) from continuing operations before income taxes	(88)							6								(490)	(234)		(842)
Benefit from (provision for) income taxes	41							10								199	220		272
Income (loss) from continuing operations	(47)							16								(291)	(14)		(570)
Income (loss) from discontinued operations, net of tax								219								225	(135)		0
Net income (loss)	(47)							235								(66)	(149)		(570)
Comprehensive income (loss)	(91)							271								(23)	(166)		(478)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Total revenue	692							713								2,929	2,986		2,985
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	509							534								2,094	2,170		2,103
Depreciation and amortization	49							48								193	183		193
Amortization of acquisition-related intangible assets	71							84								317	348		373
Goodwill impairment charges																385	48		205
Total costs and expenses	629							666								2,989	2,749		2,874
Operating income (loss)	63							47								(60)	237		111
Net interest income (expense)																(1)	(1)		(2)
Equity in earnings of unconsolidated subsidiaries	8							27	[7]							132	121	[8]	(109)	[8]
Other income (expense)																(1)			3
Income (loss) from continuing operations before income taxes	71							74								70	357		3
Benefit from (provision for) income taxes	(30)							(3)								(101)	(33)		(117)
Income (loss) from continuing operations	41							71								(31)	324		(114)
Income (loss) from discontinued operations, net of tax								89								102	60		30
Net income (loss)	41							160								71	384		(84)
Comprehensive income (loss)	1							185								100	392		(27)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Total revenue	381							398								1,704	1,876		1,832
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	325							328								1,328	1,469		1,470
Depreciation and amortization	24							23								94	88		85
Amortization of acquisition-related intangible assets	16							17								67	86		74
Total costs and expenses	365							368								1,489	1,643		1,629
Operating income (loss)	16							30								215	233		203
Net interest income (expense)	(7)							(8)								(28)	(31)		(43)
Other income (expense)	1							2								1	(7)		3
Income (loss) from continuing operations before income taxes	10							24								188	195		163
Benefit from (provision for) income taxes	(2)															(60)	(69)		(86)
Income (loss) from continuing operations	8							24								128	126		77
Income (loss) from discontinued operations, net of tax								3								4	(5)		(186)
Net income (loss)	8							27								132	121		(109)
Comprehensive income (loss)	(26)							49								157	128		(47)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Total revenue	(78)							(87)								(370)	(422)		(380)
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	(78)							(87)								(370)	(422)		(380)
Total costs and expenses	(78)							(87)								(370)	(422)		(380)
Equity in earnings of unconsolidated subsidiaries	(49)							(187)	[7]							(203)	(505)	[8]	193	[8]
Income (loss) from continuing operations before income taxes	(49)							(187)								(203)	(505)		193
Income (loss) from continuing operations	(49)							(187)								(203)	(505)		193
Net income (loss)	(49)							(187)								(203)	(505)		193
Comprehensive income (loss)	$ 25							$ (234)								$ (257)	$ (520)		$ 74

[1]	Includes amortization of capitalized software.
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.
[6]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[7]	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for the three months ended March 31, 2012 has been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees' income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.
[8]	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

Supplemental Condensed Consolidating Schedule of Comprehensive Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Income (loss) from continuing operations	$ (47)	$ 54	$ (367)	[1]	$ (8)	$ (76)		$ 79	[2]	$ (40)		$ (30)	$ (78)	$ (397)	$ (69)		$ (414)
Income (loss) from discontinued operations, net of tax		15	5			311	[3]	15		(107)	[4]	(43)	55	331	(80)		(156)
Parent
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of unconsolidated subsidiaries	41					160	[5]							71	384	[6]	(84)	[6]
Income (loss) from continuing operations	(47)					16								(291)	(14)		(570)
Income (loss) from discontinued operations, net of tax						219								225	(135)		0
Parent | Scenario, Previously Reported
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of unconsolidated subsidiaries						71									325		72
Income (loss) from continuing operations						(77)									(73)		(414)
Income (loss) from discontinued operations, net of tax						312									(76)		(156)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of unconsolidated subsidiaries	8					27	[5]							132	121	[6]	(109)	[6]
Income (loss) from continuing operations	41					71								(31)	324		(114)
Income (loss) from discontinued operations, net of tax						89								102	60		30
Guarantor Subsidiaries | Scenario, Previously Reported
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of unconsolidated subsidiaries						24									122		77
Income (loss) from continuing operations						67									325		72
Income (loss) from discontinued operations, net of tax						$ 93									$ 59		$ (156)

[1]	Includes a pre-tax goodwill impairment charge of $385 million.
[2]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[3]	Includes a pre-tax gain on sale of HE of $563 million.
[4]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.
[5]	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for the three months ended March 31, 2012 has been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees' income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.
[6]	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

Supplemental Condensed Consolidating Schedule of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Cash flow from operations:
Net income (loss)	$ (47)	$ 69	[1]	$ (362)	[2]	$ (8)	$ 235	[3]	$ 94	[4]	$ (147)	[5]	$ (73)	$ (23)	$ (66)		$ (149)	$ (570)
Income (loss) from discontinued operations		15		5			311	[3]	15		(107)	[5]	(43)	55	331		(80)	(156)
Income (loss) from continuing operations	(47)	54		(367)	[2]	(8)	(76)		79	[4]	(40)		(30)	(78)	(397)		(69)	(414)
Non cash adjustments	161						242								1,132		676	980
Changes in operating assets and liabilities	65						(96)								(90)		(1)	35
Cash flow from (used in) continuing operations	179						70								645		606	601
Cash flow from (used in) discontinued operations							5								(401)		72	120
Cash flow from (used in) operations	179						75								244		678	721
Investment activities:
Cash paid for acquired businesses, net of cash acquired	(1)						(6)								(40)		(35)	(82)
Cash paid for property and equipment and software	(46)						(60)								(260)		(276)	(298)
Other investing activities	1						3								3		(4)	4
Cash provided by (used in) continuing operations	(46)						(63)								(297)		(315)	(376)
Cash provided by (used in) discontinued operations							1,740								1,758		(11)	116
Cash provided by (used in) investment activities	(46)						1,677								1,461		(326)	(260)
Financing activities:
Net repayments of long-term debt	(128)						(1,244)								(1,231)		(238)	(291)
Premium paid to retire debt															(48)			(41)
Dividends paid	(1)														(724)
Other financing activities	(5)
Other financing activities	(6)						(10)								(36)		(15)	(12)
Cash provided by (used in) continuing operations	(134)						(1,254)								(2,039)		(253)	(344)
Cash provided by (used in) financing activities	(134)						(1,254)								(2,039)		(253)	(344)
Effect of exchange rate changes on cash	(8)						7								7		(4)	(3)
Increase (decrease) in cash and cash equivalents	(9)						505								(327)		95	114
Beginning cash and cash equivalents	546					1,378	873							778	873		778	664
Ending cash and cash equivalents	537	546					1,378		873						546		873	778
Parent
Cash flow from operations:
Net income (loss)	(47)						235								(66)		(149)	(570)
Income (loss) from discontinued operations							219								225		(135)	0
Income (loss) from continuing operations	(47)						16								(291)		(14)	(570)
Non cash adjustments	(9)						(75)								72		(320)	207
Changes in operating assets and liabilities	(14)						8								(257)		(181)	(317)
Cash flow from (used in) continuing operations	(70)						(51)								(476)		(515)	(680)
Cash flow from (used in) discontinued operations							(2)								(405)		(1)
Cash flow from (used in) operations	(70)						(53)								(881)		(516)	(680)
Investment activities:
Intercompany transactions	108						1,828	[6]
Intercompany cash transactions															2,658	[7]	822	707
Cash paid for acquired businesses, net of cash acquired	(1)
Cash paid for property and equipment and software																		(1)
Other investing activities							1								(1)		(4)	(2)
Cash provided by (used in) continuing operations	107						1,829								2,657		818	704
Cash provided by (used in) discontinued operations																	68	253
Cash provided by (used in) investment activities	107						1,829								2,657		886	957
Financing activities:
Net repayments of long-term debt	(78)						(1,241)								(1,277)		(5)	(171)
Premium paid to retire debt															(48)			(41)
Dividends paid	(1)														(724)
Other financing activities	(5)
Other financing activities							(10)								(36)		(15)	(12)
Cash provided by (used in) continuing operations	(84)						(1,251)								(2,085)		(20)	(224)
Cash provided by (used in) financing activities	(84)						(1,251)								(2,085)		(20)	(224)
Increase (decrease) in cash and cash equivalents	(47)						525								(309)		350	53
Beginning cash and cash equivalents	220						529							179	529		179	126
Ending cash and cash equivalents	173	220					1,054		529						220		529	179
Guarantor Subsidiaries
Cash flow from operations:
Net income (loss)	41						160								71		384	(84)
Income (loss) from discontinued operations							89								102		60	30
Income (loss) from continuing operations	41						71								(31)		324	(114)
Non cash adjustments	89						94								711		336	783
Changes in operating assets and liabilities	34						(68)								163		151	364
Cash flow from (used in) continuing operations	164						97								843		811	1,033
Cash flow from (used in) discontinued operations															4		77	112
Cash flow from (used in) operations	164						97								847		888	1,145
Investment activities:
Intercompany transactions	(121)						(24)	[6]
Intercompany cash transactions															(595)	[7]	(628)	(737)
Cash paid for acquired businesses, net of cash acquired															(31)		(14)	(82)
Cash paid for property and equipment and software	(32)						(41)								(180)		(189)	(207)
Other investing activities	1																1	9
Cash provided by (used in) continuing operations	(152)						(65)								(806)		(830)	(1,017)
Cash provided by (used in) discontinued operations							1,740								1,744		(74)	(112)
Cash provided by (used in) investment activities	(152)						1,675								938		(904)	(1,129)
Financing activities:
Intercompany dividends of HE sale proceeds							(1,771)								(1,771)
Intercompany dividends	(11)
Net repayments of long-term debt							(1)								(2)			(6)
Cash provided by (used in) continuing operations	(11)						(1,772)								(1,773)			(6)
Cash provided by (used in) financing activities	(11)						(1,772)								(1,773)			(6)
Increase (decrease) in cash and cash equivalents	1														12		(16)	10
Beginning cash and cash equivalents	(3)						(15)							1	(15)		1	(9)
Ending cash and cash equivalents	(2)	(3)					(15)		(15)						(3)		(15)	1
Non-Guarantor Subsidiaries
Cash flow from operations:
Net income (loss)	8						27								132		121	(109)
Income (loss) from discontinued operations							3								4		(5)	(186)
Income (loss) from continuing operations	8						24								128		126	77
Non cash adjustments	32						36								146		155	183
Changes in operating assets and liabilities	45						(36)								4		29	(12)
Cash flow from (used in) continuing operations	85						24								278		310	248
Cash flow from (used in) discontinued operations							7										(4)	8
Cash flow from (used in) operations	85						31								278		306	256
Investment activities:
Intercompany transactions	35						(33)	[6]
Intercompany cash transactions															(292)	[7]	(194)	30
Cash paid for acquired businesses, net of cash acquired							(6)								(9)		(21)
Cash paid for property and equipment and software	(14)						(19)								(80)		(87)	(90)
Other investing activities							2								4		(1)	(3)
Cash provided by (used in) continuing operations	21						(56)								(377)		(303)	(63)
Cash provided by (used in) discontinued operations															14		(5)	(25)
Cash provided by (used in) investment activities	21						(56)								(363)		(308)	(88)
Financing activities:
Intercompany dividends	(11)
Net repayments of long-term debt	(50)						(2)								48		(233)	(114)
Cash provided by (used in) continuing operations	(61)						(2)								48		(233)	(114)
Cash provided by (used in) financing activities	(61)						(2)								48		(233)	(114)
Effect of exchange rate changes on cash	(8)						7								7		(4)	(3)
Increase (decrease) in cash and cash equivalents	37						(20)								(30)		(239)	51
Beginning cash and cash equivalents	329						359							598	359		598	547
Ending cash and cash equivalents	366	329					339		359						329		359	598
Eliminations
Cash flow from operations:
Net income (loss)	(49)						(187)								(203)		(505)	193
Income (loss) from continuing operations	(49)						(187)								(203)		(505)	193
Non cash adjustments	49						187								203		505	(193)
Investment activities:
Intercompany transactions	(22)						(1,771)	[6]
Intercompany cash transactions															(1,771)	[7]
Cash provided by (used in) continuing operations	(22)						(1,771)								(1,771)
Cash provided by (used in) investment activities	(22)						(1,771)								(1,771)
Financing activities:
Intercompany dividends of HE sale proceeds							1,771								1,771
Intercompany dividends	22
Cash provided by (used in) continuing operations	22						1,771								1,771
Cash provided by (used in) financing activities	$ 22						$ 1,771								$ 1,771

[1]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a pre-tax gain on sale of HE of $563 million.
[4]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[5]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.
[6]	(d) The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business.
[7]	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business. Additionally, during 2012, the company settled $2.5 billion of inter-company balances through a series of non-cash dividend and return of capital transactions. These settlements reduced inter-company payable or receivable balances between Parent Company and Guarantor Subsidiaries, with a related increase or decrease in investment in subsidiary or equity accounts and, therefore, these transactions are not reflected in the Supplemental Condensed Consolidating Schedule of Cash Flows presented above.

Supplemental Condensed Consolidating Schedule of Cash Flows (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash dividend received from guarantor subsidiaries	$ 1.8	$ 1.8
Settlement of inter-company balances through non-cash dividend and return of capital		$ 2.5

Basis of Presentation - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment
Basis of Presentation [Line Items]
Number of reportable segments	3	3

Expense Classification - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Development and Maintenance Expense	$ 100	$ 94	$ 353	$ 393	$ 350
Cost of sale and direct operating	437	453	1,740	1,848	1,895
Sales,Marketing and Administration Expense	242	253	1,039	1,108	1,057
Scenario, Previously Reported
Development and Maintenance Expense		86	353	393	350
Cost of sale and direct operating		458	1,740	1,848	1,895
Sales,Marketing and Administration Expense		256	1,039	1,108	1,057
Scenario, Actual
Development and Maintenance Expense		94	393	426	391
Cost of sale and direct operating		453	1,735	1,822	1,877
Sales,Marketing and Administration Expense		$ 253	$ 1,004	$ 1,101	$ 1,034

Discontinued Operations - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2012 USD ($)	Mar. 31, 2012 Sun Gard's HE Business USD ($)	Dec. 31, 2012 Sun Gard's HE Business USD ($)	Jul. 31, 2012 SunGard Global Services France EUR (€)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2010 Segment, Discontinued Operations USD ($)	Jan. 31, 2012 Segment, Discontinued Operations Sun Gard's HE Business USD ($)
Business Acquisitions and Dispositions [Line Items]
Net cash proceeds from sale of business	$ 1,222							$ 1,222
Proceeds from sale of business								1,775
Proceed from sale of subsidiary				14
Gain (loss) on disposal		$ 563	$ 563		$ 563	$ 571	$ (94)

Unrealized Gains Losses on Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gain (loss) on cash flow hedges and other			$ (1)	$ (16)	$ (49)
Gain (loss) on cash flow hedges reclassified into income			14	34	85
Less: income tax benefit (expense)			(3)	(9)	(12)
Unrealized gain (loss) on derivative instruments, net of tax	2	3	10	9	24
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gain (loss) on cash flow hedges and other	1
Gain (loss) on cash flow hedges reclassified into income	2	4
Less: income tax benefit (expense)	(1)	(1)
Unrealized gain (loss) on derivative instruments, net of tax	2	3
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Interest Rate Contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on cash flow hedges reclassified into income	3	4
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Currency Forward Contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on cash flow hedges reclassified into income	$ (1)

Component of Accumulated Other Comprehensive Loss Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income [Line Items]
Balance at December 31, 2012	$ (3)	$ (46)
Other comprehensive income before reclassifications	(45)
Amounts reclassified from accumulated other comprehensive income net of tax	1
Net current-period other comprehensive income	(44)
Balance at March 31, 2013	(47)	(3)	(46)
Net current-period other comprehensive income		33	(26)	(41)
Foreign Currency Gain (Loss) [Member]
Accumulated Other Comprehensive Income [Line Items]
Balance at December 31, 2012	(4)
Other comprehensive income before reclassifications	(46)
Net current-period other comprehensive income	(46)
Balance at March 31, 2013	(50)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Accumulated Other Comprehensive Income [Line Items]
Balance at December 31, 2012	1
Other comprehensive income before reclassifications	1
Amounts reclassified from accumulated other comprehensive income net of tax	1
Net current-period other comprehensive income	2
Balance at March 31, 2013	$ 3

Operating Results for Each Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Financial Information [Line Items]
Revenue	$ 995	$ 1,024	$ 4,263	$ 4,440	$ 4,437
Internal Adjusted EBITDA	249	255
Internal Adjusted EBITDA margin	25.10%	24.90%
Year to year revenue change	(3.00%)
Year to year Internal Adjusted EBITDA change	(2.00%)
Year to year revenue change at constant currency	(3.00%)
Year to year Internal Adjusted EBITDA change at constant currency	(3.00%)
Financial Systems
Selected Financial Information [Line Items]
Revenue	600	618	2,654	2,776	2,754
Internal Adjusted EBITDA	130	126	738	720	708
Internal Adjusted EBITDA margin	21.60%	20.40%
Year to year revenue change	(3.00%)
Year to year Internal Adjusted EBITDA change	3.00%
Year to year revenue change at constant currency	(3.00%)
Year to year Internal Adjusted EBITDA change at constant currency	2.00%
Availability Services
Selected Financial Information [Line Items]
Revenue	345	355	1,405	1,460	1,469
Internal Adjusted EBITDA	105	113	480	508	527
Internal Adjusted EBITDA margin	30.50%	31.70%
Year to year revenue change	(3.00%)
Year to year Internal Adjusted EBITDA change	(6.00%)
Year to year revenue change at constant currency	(3.00%)
Year to year Internal Adjusted EBITDA change at constant currency	(6.00%)
Public Sector and Education
Selected Financial Information [Line Items]
Revenue	50	51
Internal Adjusted EBITDA	$ 14	$ 16
Internal Adjusted EBITDA margin	29.10%	32.70%
Year to year revenue change	(1.00%)
Year to year Internal Adjusted EBITDA change	(12.00%)
Year to year revenue change at constant currency	(1.00%)
Year to year Internal Adjusted EBITDA change at constant currency	(12.00%)

Reconciliation of Segment Internal Adjusted EBITDA to Income Loss from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended													12 Months Ended
	Jan. 31, 2012	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Internal Adjusted EBITDA (sum of segments)		$ 249						$ 255
Corporate		(13)						(14)							(44)		(70)		(64)
Depreciation		(73)	[1]					(71)	[1]						(287)		(271)		(278)
Amortization of acquisition-related intangible assets		(87)						(101)							(385)		(435)		(448)
Severance and facility closure costs		(3)						(2)							(50)	[2]	(65)	[3]	(30)	[4]
Stock compensation expense		(11)						(11)							(38)		(33)		(29)
Management fees		(2)						(2)							(14)		(12)		(16)
Other costs (included in operating income)		(4)						(2)							(7)		(20)		(30)
Interest expense, net		(108)						(122)							(427)		(521)		(636)
Loss on extinguishment of debt	15	(5)						(15)							(82)		(3)		(58)
Other income (expense)		1						2											7
Income (loss) from continuing operations before income taxes		$ (56)		$ 60	$ (380)	[5]	$ (32)	$ (83)		$ 18	[6]	$ (66)	$ (50)	$ (89)	$ (435)		$ (187)		$ (483)

[1]	Includes amortization of capitalized software.
[2]	Includes $30 million, $4 million, $2 million, and $1 million of severance in FS, AS, Other and corporate, respectively. Also, includes $12 million of lease exit costs in FS. The total assets for each segment follow (in millions): December 31, 2011 2012 Total Assets: Financial Systems $ 8,661 $ 6,297 Availability Services 3,793 3,300 Other segment 776 834 Corporate and Other adjustments(5) (680) (413) Total Assets $ 12,550 $ 10,018
[3]	Includes $36 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively.
[4]	Includes $13 million, $14 million and $2 million of severance in FS, AS and Other, respectively. Also, includes $1 million of lease exit costs in FS.
[5]	Includes a pre-tax goodwill impairment charge of $385 million.
[6]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).

Depreciation and Amortization and Capital Expenditures by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 46		$ 60
Depreciation	73	[1]	71	[1]	287	271	278
Amortization of acquisition-related intangible assets	87		101		385	435	448
Financial Systems
Segment Reporting Information [Line Items]
Capital expenditures	21		20
Depreciation	22	[1]	21	[1]	88	83	82
Amortization of acquisition-related intangible assets	44		53
Availability Services
Segment Reporting Information [Line Items]
Capital expenditures	23		38
Depreciation	49	[1]	48	[1]	191	180	190
Amortization of acquisition-related intangible assets	39		43
Public Sector and Education
Segment Reporting Information [Line Items]
Capital expenditures	2		2
Depreciation	2	[1]	2	[1]
Amortization of acquisition-related intangible assets	4		5
Segment Total
Segment Reporting Information [Line Items]
Capital expenditures	46		60
Depreciation	73	[1]	71	[1]
Amortization of acquisition-related intangible assets	$ 87		$ 101

[1]	Includes amortization of capitalized software.